AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

AMERICAN BEACON FUNDS

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Beacon Balanced Fund

January 31, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 60.69%
CONSUMER DISCRETIONARY - 4.39%
Auto Components - 1.21%
Delphi Automotive plcA	20,100	$777
Johnson Controls, Inc.	192,400	5,981
Magna International, Inc., Class A	38,700	2,022

		8,780

Automobiles - 0.84%
General Motors Co.A	141,500	3,975

	Shares	Fair Value
		(000’s)
Hertz Global Holdings, Inc.A	113,720	$2,079

		6,054

Hotels, Restaurants & Leisure - 0.43%
Carnival Corp.	80,600	3,121

Media - 1.15%
Comcast Corp., Class A	52,400	1,995
Comcast Corp. - Special Class A	18,900	694
Interpublic Group of Cos., Inc.	150,100	1,818
Time Warner Cable, Inc.	14,500	1,295
Time Warner, Inc.	49,800	2,516

		8,318

	Shares	Fair Value
		(000’s)
Multiline Retail - 0.55%
JC Penney Co., Inc.	101,400	$2,062
Target Corp.	32,000	1,933

		3,995

Specialty Retail - 0.21%
Lowe’s Cos., Inc.	38,800	1,482

Total Consumer Discretionary		31,750

CONSUMER STAPLES - 4.59%
Beverages - 0.88%
Diageo plc, ADRB	33,000	3,928
Molson Coors Brewing Co., Class B	15,800	714
PepsiCo, Inc.	23,400	1,705

		6,347

Food & Drug Retailing - 1.71%
CVS Caremark Corp.	27,900	1,428
Kroger Co.	221,500	6,136
Wal-Mart Stores, Inc.	68,600	4,799

		12,363

Food Products - 0.24%
General Mills, Inc.	25,000	1,048
Kraft Foods Group, Inc.A	5,133	237
Mondelez International, Inc., Class AA	17,400	484

		1,769

Tobacco - 1.76%
Altria Group, Inc.	71,200	2,398
Imperial Tobacco Group plc, ADRB	50,700	3,770
Philip Morris International, Inc.	73,700	6,497

		12,665

Total Consumer Staples		33,144

ENERGY - 8.40%
Energy Equipment & Services - 1.35%
Cobalt International Energy, Inc.A	140,800	3,409
Halliburton Co.	53,200	2,164
Transocean Ltd.	74,020	4,198

		9,771

Oil & Gas - 7.05%
Apache Corp.	46,600	3,903
BP plc, ADRB	205,112	9,106
Chevron Corp.	26,128	3,009
ConocoPhillips	69,090	4,007
Hess Corp.	19,600	1,316
Marathon Oil Corp.	113,000	3,798
Marathon Petroleum Corp.	25,250	1,874
Murphy Oil Corp.	16,900	1,006
Occidental Petroleum Corp.	43,700	3,857
Phillips 66	83,945	5,085
Royal Dutch Shell plc, ADR, Class AB	41,237	2,923
Royal Dutch Shell plc, ADR, Class BB	40,100	2,917
Seadrill Ltd.	43,600	1,730
Spectra Energy Corp.	90,700	2,520

	Shares	Fair Value
		(000’s)
Total S.A., ADRB	71,600	$3,881

		50,932

Total Energy		60,703

FINANCIALS - 16.73%
Banks - 4.73%
Bank of America Corp.	994,680	11,260
Bank of New York Mellon Corp.	27,000	733
Fifth Third Bancorp	101,000	1,645
KeyCorp	123,357	1,160
PNC Financial Services Group, Inc.	86,458	5,343
SunTrust Banks, Inc.	61,700	1,750
Wells Fargo & Co.	352,898	12,292

		34,183

Diversified Financials - 7.09%
American Express Co.	84,300	4,958
Blackstone Group LPC	66,500	1,230
Capital One Financial Corp.	84,900	4,782
Charles Schwab Corp.	172,500	2,851
Citigroup, Inc.	251,170	10,589
H&R Block, Inc.	60,300	1,373
JPMorgan Chase & Co.	414,834	19,518
KKR & Co. LPC	70,000	1,182
Morgan Stanley	64,300	1,469
SLM Corp.	144,200	2,436
State Street Corp.	14,800	824

		51,212

Insurance - 4.91%
ACE Ltd.	17,600	1,502
Allstate Corp.	83,900	3,683
American International Group, Inc.A	157,600	5,962
Berkshire Hathaway, Inc., Class BA	38,458	3,728
Hartford Financial Services Group, Inc.	73,300	1,818
Lincoln National Corp.	128,100	3,712
MetLife, Inc.	229,888	8,584
Prudential Financial, Inc.	13,200	764
Unum Group	131,800	3,072
XL Group plc	96,700	2,681

		35,506

Total Financials		120,901

HEALTH CARE - 8.01%
Health Care Equipment & Supplies - 1.82%
Baxter International, Inc.	65,200	4,423
Covidien plc	29,300	1,827
Medtronic, Inc.	132,400	6,170
Zimmer Holdings, Inc.	10,100	753

		13,173

Health Care Providers & Services - 1.75%
Humana, Inc.	32,500	2,417
Quest Diagnostics, Inc.	18,400	1,066
UnitedHealth Group, Inc.	27,300	1,507
WellPoint, Inc.	117,800	7,636

		12,626

	Shares	Fair Value
		(000’s)
Pharmaceuticals - 4.44%
AstraZeneca plc, ADRB	14,400	$697
GlaxoSmithKline plc, ADRB	48,900	2,241
Johnson & Johnson	141,700	10,475
Merck & Co., Inc.	92,176	3,987
Novartis AG, ADRB	47,200	3,214
Pfizer, Inc.	349,354	9,530
Sanofi, ADRB	39,700	1,936

		32,080

Total Health Care		57,879

INDUSTRIALS - 5.48%
Aerospace & Defense - 1.26%
Boeing Co.	24,700	1,825
Exelis, Inc.	75,500	830
Lockheed Martin Corp.	25,000	2,172
Northrop Grumman Corp.	10,200	663
Raytheon Co.	69,000	3,634

		9,124

Air Freight & Couriers - 0.21%
FedEx Corp.	15,000	1,522

Commercial Services & Supplies - 0.19%
RR Donnelley & Sons Co.	149,400	1,374

Electronic Equipment & Instruments - 0.42%
Emerson Electric Co.	53,600	3,069

Industrial Conglomerates - 1.61%
General Electric Co.	341,900	7,618
Honeywell International, Inc.	58,900	4,019

		11,637

Machinery - 1.79%
Caterpillar, Inc.	20,800	2,047
Cummins, Inc.	37,300	4,282
Illinois Tool Works, Inc.	37,400	2,350
ITT Corp.	26,600	683
PACCAR, Inc.	38,900	1,831
Xylem, Inc.	60,600	1,693

		12,886

Total Industrials		39,612

INFORMATION TECHNOLOGY - 6.79%
Communications Equipment - 0.63%
Cisco Systems, Inc.	36,800	757
Corning, Inc.	318,800	3,826

		4,583

Computers & Peripherals - 2.51%
Apple, Inc.	4,630	2,108
Hewlett-Packard Co.	361,900	5,975
International Business Machines Corp.	14,400	2,924
Seagate Technology plc	49,625	1,686
Western Digital Corp.	116,500	5,476

		18,169

	Shares	Fair Value
		(000’s)
Electronic Equipment & Instruments - 0.68%
Avnet, Inc.A	13,800	$488
Eaton Corp plc	41,600	2,369
TE Connectivity Ltd.	52,325	2,034

		4,891

IT Consulting & Services - 0.33%
Fidelity National Information Services, Inc.	64,300	2,386

Semiconductor Equipment & Products - 0.61%
Intel Corp.	155,600	3,274
Texas Instruments, Inc.	33,200	1,098

		4,372

Software - 2.03%
CA, Inc.	52,274	1,297
Microsoft Corp.	348,400	9,571
Oracle Corp.	106,500	3,782

		14,650

Total Information Technology		49,051

MATERIALS - 0.72%
Chemicals - 0.27%
EI du Pont de Nemours & Co.	41,100	1,950

Metals & Mining - 0.45%
Newmont Mining Corp.	31,300	1,345
United States Steel Corp.	84,800	1,895

		3,240

Total Materials		5,190

TELECOMMUNICATION SERVICES - 2.68%
Diversified Telecommunication Services - 1.41%
AT&T, Inc.	179,177	6,233
Verizon Communications, Inc.	91,108	3,973

		10,206

Wireless Telecommunication Services - 1.27%
Vodafone Group plc, ADRB	335,730	9,161

Total Telecommunication Services		19,367

UTILITIES - 2.90%
CenterPoint Energy, Inc.	149,200	3,050
Dominion Resources, Inc.	27,200	1,472
Edison International	30,300	1,460
Entergy Corp.	53,200	3,437
Exelon Corp.	97,600	3,069
NRG Energy, Inc.	87,900	2,110
Public Service Enterprise Group, Inc.	204,600	6,378

Total Utilities		20,976

Total Common Stock (Cost $355,645)		438,573

PREFERRED STOCK - 0.24% (Cost $1,679)
CONSUMER DISCRETIONARY - 0.24%
General Motors Co., 4.75%, Due 12/1/13	40,800	1,767

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 14.60%
Financials - 7.66%
AEGON Funding Co. LLC,
5.75%, Due 12/15/2020D	$350	$413
American Express Co.,
4.05%, Due 12/3/2042E	270	260
American Express Credit Corp.,
1.75%, Due 6/12/2015	395	402
American International Group, Inc.,
6.40%, Due 12/15/2020	625	765
4.875%, Due 6/1/2022	600	669
Bank of America Corp.,
6.50%, Due 8/1/2016	1,340	1,549
7.80%, Due 9/15/2016	700	814
7.625%, Due 6/1/2019	1,170	1,488
Bank of New York Mellon Corp.,
2.30%, Due 7/28/2016	460	479
Bank of Nova Scotia,
0.75%, Due 10/9/2015	230	230
Bank One Corp.,
4.90%, Due 4/30/2015	250	270
Barclays Bank plc,
3.90%, Due 4/7/2015	330	350
6.75%, Due 5/22/2019	350	432
Bear Stearns Cos. LLC,
7.25%, Due 2/1/2018D	1,420	1,764
BNP Paribas S.A.,
3.60%, Due 2/23/2016	320	340
BP Capital Markets plc,
4.50%, Due 10/1/2020	295	336
2.50%, Due 11/6/2022	330	319
Canadian Imperial Bank of Commerce,
2.35%, Due 12/11/2015	215	224
Capital One Financial Corp.,
2.125%, Due 7/15/2014	230	234
Citigroup, Inc.,
1.238%, Due 4/1/2014F	6	6
6.375%, Due 8/12/2014	1,720	1,853
0.593%, Due 11/5/2014F	320	318
6.01%, Due 1/15/2015	170	185
8.50%, Due 5/22/2019	1,580	2,107
CNA Financial Corp.,
7.35%, Due 11/15/2019	255	322
Danske Bank A/S,
1.355%, Due 4/14/2014E F	620	624
Fifth Third Bancorp,
3.625%, Due 1/25/2016	325	347
0.729%, Due 12/20/2016F	1,000	974
8.25%, Due 3/1/2038	1,900	2,665
General Electric Capital Corp.,
5.625%, Due 5/1/2018	375	441
6.00%, Due 8/7/2019	350	423

	Par Amount	Fair Value
	(000’s)	(000’s)
5.50%, Due 1/8/2020	$690	$810
5.30%, Due 2/11/2021	115	131
5.875%, Due 1/14/2038	210	246
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	725	802
6.25%, Due 9/1/2017	650	761
5.95%, Due 1/18/2018	405	470
6.00%, Due 6/15/2020	175	206
5.75%, Due 1/24/2022	400	466
6.75%, Due 10/1/2037	2,080	2,348
HCP, Inc.,
5.375%, Due 2/1/2021	245	284
Health Care REIT, Inc.,
3.625%, Due 3/15/2016G	125	132
5.25%, Due 1/15/2022G	170	190
ING Bank N.V.,
1.711%, Due 6/9/2014E F	1,980	2,005
5.125%, Due 5/1/2015E	450	474
3.75%, Due 3/7/2017E	400	427
JPMorgan Chase & Co.,
1.102%, Due 1/24/2014F	840	846
3.45%, Due 3/1/2016	330	352
0.640%, Due 6/13/2016F	415	407
5.50%, Due 10/15/2040	325	380
KeyCorp,
5.10%, Due 3/24/2021	140	162
Liberty Mutual Group, Inc.,
5.00%, Due 6/1/2021E	280	304
6.50%, Due 5/1/2042E	1,000	1,119
Liberty Mutual Insurance Co.,
7.875%, Due 10/15/2026E	1,500	1,832
Lincoln National Corp.,
4.75%, Due 2/15/2014	245	255
Lloyds TSB Bank plc,
4.375%, Due 1/12/2015E	325	346
Merrill Lynch & Co. Inc,
6.40%, Due 8/28/2017	455	533
6.50%, Due 7/15/2018	180	213
6.11%, Due 1/29/2037	365	407
7.75%, Due 5/14/2038	1,660	2,221
MetLife, Inc.,
6.375%, Due 6/15/2034	350	451
Morgan Stanley,
0.605%, Due 1/9/2014F	1,760	1,753
0.784%, Due 10/15/2015F	920	899
0.753%, Due 10/18/2016F	705	680
4.75%, Due 3/22/2017	805	879
7.30%, Due 5/13/2019	350	428
5.625%, Due 9/23/2019	350	397
National Australia Bank Ltd.,
4.375%, Due 12/10/2020E	325	362
Nordea Bank AB,
4.875%, Due 1/27/2020E	300	343
PNC Funding Corp.,
4.25%, Due 9/21/2015	255	278
4.375%, Due 8/11/2020	330	374

	Par Amount	Fair Value
	(000’s)	(000’s)
3.30%, Due 3/8/2022	$235	$241
Prudential Financial, Inc.,
7.375%, Due 6/15/2019	300	382
Rabobank Nederland,
2.125%, Due 10/13/2015	235	242
Royal Bank of Canada,
1.15%, Due 3/13/2015	195	197
0.625%, Due 12/5/2016	810	806
Simon Property Group LP,
6.125%, Due 5/30/2018C	380	462
10.35%, Due 4/1/2019C	325	468
Societe Generale S.A.,
2.20%, Due 9/14/2013E	300	302
1.355%, Due 4/11/2014E F	900	901
State Street Corp.,
2.875%, Due 3/7/2016	300	319
SunTrust Banks, Inc.,
3.50%, Due 1/20/2017	315	336
Toyota Motor Credit Corp.,
2.05%, Due 1/12/2017	250	258
UBS AG,
5.875%, Due 12/20/2017	1,050	1,247
US Bancorp,
1.65%, Due 5/15/2017	280	283
Wachovia Corp.,
0.674%, Due 10/15/2016F	650	641
5.75%, Due 2/1/2018	290	346
Willis North America, Inc.,
6.20%, Due 3/28/2017	295	336

		55,343

Industrials - 5.64%
ABB Finance USA, Inc.,
2.875%, Due 5/8/2022	175	175
AbbVie, Inc.,
1.20%, Due 11/6/2015E	205	206
2.90%, Due 11/6/2022E	315	311
Altera Corp.,
1.75%, Due 5/15/2017	150	152
Altria Group, Inc.,
9.70%, Due 11/10/2018	95	131
4.75%, Due 5/5/2021	310	345
America Movil SAB de CV,
6.375%, Due 3/1/2035	350	440
American Honda Finance Corp.,
3.875%, Due 9/21/2020E	250	272
Analog Devices, Inc.,
3.00%, Due 4/15/2016	225	239
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, Due 4/15/2020	330	390
8.00%, Due 11/15/2039	125	196
Apache Corp.,
5.10%, Due 9/1/2040	170	185
Applied Materials, Inc.,
2.65%, Due 6/15/2016	235	247
AT&T, Inc.,
0.80%, Due 12/1/2015	365	365

	Par Amount	Fair Value
	(000’s)	(000’s)
5.50%, Due 2/1/2018	$275	$323
5.35%, Due 9/1/2040	173	190
4.35%, Due 6/15/2045E	341	322
Baxter International, Inc.,
1.85%, Due 1/15/2017	155	159
Becton Dickinson and Co.,
3.25%, Due 11/12/2020	225	238
BHP Billiton Finance USA Ltd.,
1.625%, Due 2/24/2017	215	218
Burlington Northern Santa Fe LLC,
7.95%, Due 8/15/2030D	235	324
5.75%, Due 5/1/2040D	170	203
Cameron International Corp.,
6.375%, Due 7/15/2018	135	164
Canadian National Railway Co.,
5.55%, Due 5/15/2018	350	416
Canadian Natural Resources Ltd.,
3.45%, Due 11/15/2021	295	311
6.25%, Due 3/15/2038	365	453
Caterpillar Financial Services Corp.,
1.10%, Due 5/29/2015	245	248
1.625%, Due 6/1/2017	330	335
CBS Corp.,
3.375%, Due 3/1/2022	500	507
Cellco Partnership,
8.50%, Due 11/15/2018	220	298
Coca-Cola Co.,
0.75%, Due 11/15/2013	105	105
Comcast Cable Communications Holdings, Inc.,
8.375%, Due 3/15/2013	128	129
Comcast Corp.,
5.875%, Due 2/15/2018	485	577
6.55%, Due 7/1/2039	450	566
ConAgra Foods, Inc.,
3.20%, Due 1/25/2023	175	175
Cooper US, Inc.,
6.10%, Due 7/1/2017	245	290
3.875%, Due 12/15/2020	245	262
Covidien International Finance S.A.,
2.80%, Due 6/15/2015	200	210
CSX Corp.,
5.50%, Due 4/15/2041	325	368
CVS Caremark Corp.,
3.25%, Due 5/18/2015	170	180
Daimler Finance North America LLC,
3.00%, Due 3/28/2016D E	160	167
2.95%, Due 1/11/2017D E	300	313
2.40%, Due 4/10/2017D E	550	566
Deutsche Telekom International Finance BV,
4.875%, Due 3/6/2042E	300	308
Diageo Capital plc,
1.50%, Due 5/11/2017	235	237
DIRECTV Holdings LLC,
2.40%, Due 3/15/2017D	425	434

	Par Amount	Fair Value
	(000’s)	(000’s)
6.35%, Due 3/15/2040D	$140	$156
Dow Chemical Co.,
7.60%, Due 5/15/2014	18	20
4.25%, Due 11/15/2020	210	230
4.125%, Due 11/15/2021	300	324
Eaton Corp plc,
5.60%, Due 5/15/2018	205	241
eBay, Inc.,
1.35%, Due 7/15/2017	240	241
EOG Resources, Inc.,
2.50%, Due 2/1/2016	325	339
Express Scripts, Inc.,
6.25%, Due 6/15/2014	255	274
Ford Motor Credit Co. LLC,
4.25%, Due 2/3/2017D	300	320
5.875%, Due 8/2/2021D	400	455
France Telecom S.A.,
4.375%, Due 7/8/2014	150	157
2.125%, Due 9/16/2015	150	154
Genzyme Corp.,
5.00%, Due 6/15/2020	190	225
Gilead Sciences, Inc.,
2.40%, Due 12/1/2014	245	252
GlaxoSmithKline Capital plc,
1.50%, Due 5/8/2017	365	368
Halliburton Co.,
3.25%, Due 11/15/2021	190	200
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	325	327
4.65%, Due 12/9/2021	925	930
4.05%, Due 9/15/2022	300	291
6.00%, Due 9/15/2041	1,885	1,856
Humana, Inc.,
3.15%, Due 12/1/2022	205	200
Husky Energy, Inc.,
5.90%, Due 6/15/2014	170	182
3.95%, Due 4/15/2022	255	269
Intel Corp.,
1.35%, Due 12/15/2017	300	299
3.30%, Due 10/1/2021	215	224
John Deere Capital Corp.,
0.95%, Due 6/29/2015	120	121
Johnson Controls, Inc.,
1.75%, Due 3/1/2014	385	390
5.00%, Due 3/30/2020	320	362
Kellogg Co.,
1.875%, Due 11/17/2016	150	154
Koninklijke Philips Electronics N.V.,
5.75%, Due 3/11/2018	285	341
Kraft Foods Group, Inc.,
1.625%, Due 6/4/2015	130	132
Lorillard Tobacco Co.,
8.125%, Due 6/23/2019	275	351
Marathon Oil Corp.,
6.00%, Due 10/1/2017	250	299
McKesson Corp.,

	Par Amount	Fair Value
	(000’s)	(000’s)
3.25%, Due 3/1/2016	$160	$171
Medtronic, Inc.,
3.00%, Due 3/15/2015	250	262
Molson Coors Brewing Co.,
3.50%, Due 5/1/2022	80	83
Norfolk Southern Corp.,
5.75%, Due 4/1/2018	425	506
Northrop Grumman Corp.,
5.05%, Due 8/1/2019	150	174
Novartis Capital Corp.,
2.90%, Due 4/24/2015	160	168
Oi S.A.,
5.75%, Due 2/10/2022E	585	614
ONEOK Partners LP,
6.125%, Due 2/1/2041C	245	290
Oracle Corp.,
1.20%, Due 10/15/2017	265	264
PepsiCo, Inc.,
2.50%, Due 5/10/2016	220	231
Precision Castparts Corp.,
0.70%, Due 12/20/2015	180	180
Pride International, Inc.,
6.875%, Due 8/15/2020	150	187
Quest Diagnostics, Inc.,
4.75%, Due 1/30/2020	150	163
Rio Tinto Finance USA Ltd.,
2.50%, Due 5/20/2016	230	240
Rogers Communications, Inc.,
5.50%, Due 3/15/2014	225	237
SABMiller Holdings, Inc.,
4.95%, Due 1/15/2042E	300	331
Sanofi,
1.625%, Due 3/28/2014	260	264
4.00%, Due 3/29/2021	245	272
Shell International Finance BV,
0.625%, Due 12/4/2015	775	777
St Jude Medical, Inc.,
2.50%, Due 1/15/2016	300	310
Teck Resources Ltd.,
6.00%, Due 8/15/2040	145	161
Teva Pharmaceutical Finance II,
3.00%, Due 6/15/2015	150	158
The Williams Cos., Inc.,
3.70%, Due 1/15/2023	125	123
Thomson Reuters Corp.,
4.70%, Due 10/15/2019	150	170
Time Warner Cable, Inc.,
5.85%, Due 5/1/2017	650	758
6.75%, Due 7/1/2018	280	347
7.30%, Due 7/1/2038	1,185	1,511
Time Warner, Inc.,
4.875%, Due 3/15/2020	460	528
4.75%, Due 3/29/2021	325	367
Tyco Electronics Group S.A.,
1.60%, Due 2/3/2015	115	117
6.55%, Due 10/1/2017	175	209

	Par Amount	Fair Value
	(000’s)	(000’s)
United Parcel Service, Inc.,
1.125%, Due 10/1/2017	$125	$124
United Technologies Corp.,
1.80%, Due 6/1/2017	740	756
6.125%, Due 7/15/2038	450	583
UnitedHealth Group, Inc.,
5.375%, Due 3/15/2016	240	272
3.875%, Due 10/15/2020	325	354
3.95%, Due 10/15/2042	155	146
Valero Energy Corp.,
9.375%, Due 3/15/2019	135	185
Verizon Communications, Inc.,
1.95%, Due 3/28/2014	230	234
4.60%, Due 4/1/2021	380	431
3.50%, Due 11/1/2021	140	147
6.90%, Due 4/15/2038	275	369
Viacom, Inc.,
4.50%, Due 2/27/2042	450	429
Vodafone Group plc,
1.625%, Due 3/20/2017	230	233
6.15%, Due 2/27/2037	365	468
Volkswagen International Finance N.V.,
1.625%, Due 3/22/2015E	500	506
Walgreen Co.,
3.10%, Due 9/15/2022	125	124
Wal-Mart Stores, Inc.,
7.55%, Due 2/15/2030	350	502
WellPoint, Inc.,
4.35%, Due 8/15/2020	360	393
Xerox Corp.,
5.65%, Due 5/15/2013	75	76
8.25%, Due 5/15/2014	160	174
2.95%, Due 3/15/2017	150	152

		40,765

Utilities - 1.30%
Chevron Corp.,
2.355%, Due 12/5/2022	245	240
Columbus Southern Power Co.,
5.50%, Due 3/1/2013	510	512
Commonwealth Edison Co.,
4.00%, Due 8/1/2020	175	195
Consolidated Edison Co. of New York, Inc.,
5.50%, Due 12/1/2039	350	428
Devon Energy Corp.,
4.75%, Due 5/15/2042	300	298
Duke Energy Indiana, Inc.,
6.05%, Due 6/15/2016	250	286
EDF S.A.,
4.60%, Due 1/27/2020E	320	355
Energy Transfer Partners LP,
8.50%, Due 4/15/2014C	214	232
9.00%, Due 4/15/2019C	180	237
Enterprise Products Operating LLC,
5.65%, Due 4/1/2013D	245	247
6.125%, Due 10/15/2039D	310	363

	Par Amount	Fair Value
	(000’s)	(000’s)
Exelon Generation Co. LLC,
5.20%, Due 10/1/2019D	$170	$192
6.25%, Due 10/1/2039D	190	217
FirstEnergy Solutions Corp.,
4.80%, Due 2/15/2015	175	188
Georgia Power Co.,
4.30%, Due 3/15/2042	125	128
MidAmerican Energy Holdings Co.,
6.125%, Due 4/1/2036	500	623
National Rural Utilities Cooperative Finance Corp.,
1.125%, Due 11/1/2013	230	231
5.45%, Due 4/10/2017	185	215
Pacific Gas & Electric Co.,
6.25%, Due 12/1/2013	175	183
Phillips 66,
1.95%, Due 3/5/2015	195	199
4.30%, Due 4/1/2022	265	291
Progress Energy, Inc.,
4.875%, Due 12/1/2019	350	402
Sempra Energy,
6.50%, Due 6/1/2016	180	210
Southwestern Electric Power Co.,
3.55%, Due 2/15/2022	600	620
Spectra Energy Capital LLC,
5.668%, Due 8/15/2014D	190	203
5.65%, Due 3/1/2020D	315	368
Spectra Energy Partners LP,
4.60%, Due 6/15/2021C	160	169
TransCanada PipeLines Ltd.,
7.625%, Due 1/15/2039	205	300
6.10%, Due 6/1/2040	170	218
Union Electric Co.,
6.70%, Due 2/1/2019	260	325
Westar Energy, Inc.,
6.00%, Due 7/1/2014	175	187
Xcel Energy, Inc.,
5.613%, Due 4/1/2017	434	504

		9,366

Total Corporate Obligations (Cost $96,687)		105,474

FOREIGN GOVERNMENT OBLIGATIONS - 0.12%
Agency - 0.12%
Petrobras International Finance Co.,
3.875%, Due 1/27/2016	200	209
3.50%, Due 2/6/2017	135	139
6.875%, Due 1/20/2040	115	136
Petroleos Mexicanos,
6.00%, Due 3/5/2020	325	382

Total Foreign Government Obligations (Cost $771)		866

	Par Amount	Fair Value
	(000’s)	(000’s)
NON-AGENCY MORTGAGE- BACKED OBLIGATIONS - 0.89%
Banc of America Commercial Mortgage Trust,
5.317%, Due 9/10/2047, 2006-5 A2	$257	$257
5.634%, Due 4/10/2049, 2007-2 A2	109	112
Bear Stearns Commercial Mortgage Securities,
5.201%, Due 12/11/2038, 2006-PW14 A4	665	755
5.54%, Due 9/11/2041, 2006-PW13 A4	420	478
4.831%, Due 7/11/2042, 2004-PWR5 A4	248	251
GS Mortgage Securities Corp II,
4.607%, Due 7/10/2039, 2005-GG4 A3	12	12
3.679%, Due 8/10/2043, 2010-C1 A1E	346	372
3.849%, Due 12/10/2043, 2010-C2 A1E	521	563
3.645%, Due 3/10/2044, 2011-GC3 A2E	500	539
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	169	171
3.853%, Due 6/15/2043, 2010-C1 A1E	662	703
4.388%, Due 2/15/2046, 2011-C3 A3E	550	619
4.625%, Due 3/15/2046, 2005-LDP1 A2	187	187
5.726%, Due 2/12/2049, 2007-CB19 A4	550	639
5.629%, Due 2/12/2051, 2007-CB20 A2	93	93
LB-UBS Commercial Mortgage Trust,
5.424%, Due 2/15/2040, 2007-C1 A4	500	573
Wachovia Bank Commercial Mortgage Trust,
5.734%, Due 6/15/2049, 2007-C32 A2	101	103

Total Non-Agency Mortgage-Backed Obligations (Cost $5,870)		6,427

ASSET-BACKED OBLIGATIONS - 0.27%
CNH Equipment Trust,
2.04%, Due 10/17/2016, 2011-A A4	380	390
0.94%, Due 5/15/2017, 2012 A A3	440	443
Hyundai Auto Receivables Trust,
3.15%, Due 3/15/2016, 2009-A A4	180	182
Nissan Auto Lease Trust,
0.58%, Due 11/16/2015, 2012 B A3	415	416
Volkswagen Auto Loan Enhanced Trust,
0.87%, Due 7/20/2015, 2012 A A3	535	537

Total Asset-Backed Obligations (Cost $1,958)		1,968

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.52%

	Par Amount	Fair Value
	(000’s)	(000’s)
Federal Home Loan Mortgage Corporation
4.50%, Due 1/15/2015	$22,140	$23,949
4.50%, Due 3/1/2019	204	217
5.00%, Due 10/1/2020	83	89
5.00%, Due 8/1/2033	455	494
5.50%, Due 2/1/2034	403	439
5.00%, Due 3/1/2034	330	357
6.00%, Due 6/1/2034	302	337
6.00%, Due 8/1/2034	238	262
5.00%, Due 8/1/2035	307	332
5.00%, Due 9/1/2035	221	239
5.50%, Due 4/1/2037	370	401
5.50%, Due 5/1/2038	179	194
0.61%, Due 12/15/2040F	986	989
4.00%, Due 1/1/2041	1,049	1,113
4.50%, Due 2/1/2041	932	997
3.50%, Due 3/1/2042	499	527
4.00%, Due 3/1/2042	405	430
3.50%, Due 6/1/2042	2,646	2,789
3.50%, Due 7/1/2042	625	658
3.00%, Due 8/1/2042	984	1,013

		35,826

Federal National Mortgage Association
5.50%, Due 2/1/2014	23	24
6.00%, Due 4/1/2016	60	63
5.00%, Due 12/1/2017	180	195
4.50%, Due 9/1/2018	129	139
4.00%, Due 8/1/2020	193	207
4.50%, Due 3/1/2025	297	324
3.50%, Due 1/1/2026	246	261
4.00%, Due 5/1/2026	1,373	1,467
5.00%, Due 3/1/2034	502	546
4.50%, Due 9/1/2034	217	234
5.50%, Due 12/1/2035	140	153
5.00%, Due 2/1/2036	217	235
5.50%, Due 4/1/2036	281	306
6.00%, Due 9/1/2036	217	237
5.50%, Due 2/1/2037	339	368
5.50%, Due 6/1/2038	73	79
4.50%, Due 1/1/2040	1,043	1,120
4.00%, Due 9/1/2040	770	819
4.00%, Due 1/1/2041	1,391	1,479
4.00%, Due 2/1/2041	1,356	1,496
4.00%, Due 4/1/2041	957	1,057
4.50%, Due 4/1/2041	2,369	2,594
4.50%, Due 5/1/2041	1,548	1,701
4.50%, Due 8/1/2041	1,353	1,481
4.00%, Due 10/1/2041	1,196	1,285
4.50%, Due 10/1/2041	838	918
3.50%, Due 2/1/2042	1,383	1,471
4.00%, Due 4/1/2042	1,189	1,296
3.50%, Due 9/1/2042	853	902
3.00%, Due 12/1/2099H	1,355	1,395

		23,852

	Par Amount	Fair Value
	(000’s)	(000’s)
Government National Mortgage Association
7.00%, Due 12/15/2025	$144	$170
6.50%, Due 8/15/2027	146	166
6.50%, Due 11/15/2027	154	175
7.50%, Due 12/15/2028	130	156
5.50%, Due 7/15/2033	354	396
6.00%, Due 12/15/2033	386	444
5.50%, Due 2/20/2034	509	563
1.692%, Due 11/16/2035, 2010-148 A	236	239
2.174%, Due 7/16/2038, 2011-147 A	1,948	2,003
6.00%, Due 10/15/2038	663	746
2.989%, Due 3/16/2039, 2010-71 AC	409	419
5.00%, Due 10/15/2039	2,508	2,794
5.50%, Due 2/15/2040	724	792
4.50%, Due 10/20/2040	989	1,094
2.543%, Due 9/16/2044, 2011-96 AC	893	928
3.20%, Due 11/16/2044, 2011-92 B	2,400	2,572
6.00%, Due 5/20/2042	504	567

		14,224

National Credit Union Administration
0.607%, Due 3/11/2020, 2011 R3 1AF	2,075	2,087

Total U.S. Agency Mortgage-Backed Obligations (Cost $72,204)		75,989

U.S. TREASURY OBLIGATIONS - 6.29%
U.S. Treasury Bonds
3.625%, Due 2/15/2020	500	576
2.00%, Due 11/15/2021	985	1,003
2.00%, Due 2/15/2022	5,120	5,191
6.25%, Due 8/15/2023	800	1,123
6.875%, Due 8/15/2025	580	872
5.25%, Due 11/15/2028	450	603
4.75%, Due 2/15/2037	130	171
4.50%, Due 8/15/2039	730	929
3.125%, Due 11/15/2041	2,735	2,734
3.125%, Due 2/15/2042	800	799

		14,001

U.S. Treasury Notes
0.625%, Due 4/30/2013	18,425	18,448
2.125%, Due 11/30/2014	1,650	1,706
0.375%, Due 3/15/2015	1,635	1,638
2.50%, Due 3/31/2015	2,300	2,410
0.25%, Due 12/15/2015	1,000	996
3.125%, Due 10/31/2016	1,600	1,750
0.875%, Due 1/31/2017	2,955	2,982
1.50%, Due 8/31/2018	1,500	1,539

		31,469

Total U.S. Treasury Obligations (Cost $45,005)		45,470

MUNICIPAL OBLIGATIONS - 0.30%
Municipal Electric Authority of Georgia,
6.64%, Due 4/1/2057	1,145	1,360
6.66%, Due 4/1/2057	710	839

	Par Amount	Fair Value
	(000’s)	(000’s)
Total Municipal Obligations (Cost $1,839)		$2,199

	Shares
SHORT-TERM INVESTMENTS - 5.54%
American Beacon U.S. Government Money Market Select Fund, Select Class I	5,000,000	5,000
JPMorgan U.S. Government Money Market Fund, Capital Class	26,330,054	26,330

	Par Amount
	(000’s)
U.S. Treasury Bill , 0.01%, Due 7/25/2013	$8,680	8,676

Total Short-Term Investments (Cost $40,003)		40,006

TOTAL INVESTMENTS - 99.46% (Cost $621,661)		718,739
OTHER ASSETS, NET OF LIABILITIES - 0.54%		3,902

TOTAL NET ASSETS - 100.00%		$722,641

A	Non-income producing security.
B	ADR -American Depositary Receipt.
C	Limited Partnership.
D	Limited Liability Company.
E

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $16,366 or 2.27% of net assets. The Fund has no right to demand registration of these securities.

F	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
G	REIT - Real Estate Investment Trust.
H	TBA.
I	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on January 31, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index Future	Long	394	March, 2013	$29,418	$919

				$29,418	$919

American Beacon Large Cap Value Fund

January 31, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 95.70%
CONSUMER DISCRETIONARY - 7.19%
Auto Components - 1.87%
Delphi Automotive plcA	487,910	$18,863
Johnson Controls, Inc.	3,464,735	107,718
Magna International, Inc., Class A	681,000	35,582

		162,163

Automobiles - 1.20%
General Motors Co.A	2,469,593	69,371
Hertz Global Holdings, Inc.A	1,909,900	34,913

		104,284

Hotels, Restaurants & Leisure - 0.63%
Carnival Corp.	1,307,500	50,627
McDonald’s Corp.	45,550	4,340

		54,967

Household Durables - 0.10%
Stanley Black & Decker, Inc.	112,254	8,624

Leisure Equipment & Products - 0.08%
Hasbro, Inc.	181,217	6,772

Media - 2.21%
Comcast Corp., Class A	883,000	33,625
Comcast Corp., Special Class A	554,520	20,368
Interpublic Group of Cos., Inc.	2,672,700	32,366
McGraw-Hill Cos., Inc.	75,090	4,319
Omnicom Group, Inc.	178,787	9,705
Time Warner Cable, Inc.	254,500	22,737
Time Warner, Inc.	838,300	42,351
Viacom, Inc., Class B	175,120	10,568
Walt Disney Co.	278,735	15,018

		191,057

Multiline Retail - 0.70%
JC Penney Co., Inc.	1,807,900	36,755
Kohl’s Corp.	49,542	2,293
Target Corp.	359,160	21,697

		60,745

Specialty Retail - 0.40%
Advance Auto Parts, Inc.	64,146	4,716
Lowe’s Cos., Inc.	689,300	26,325
Staples, Inc.	236,757	3,191

		34,232

Total Consumer Discretionary		622,844

CONSUMER STAPLES - 8.03%
Beverages - 1.51%
Coca-Cola Enterprises, Inc.	69,070	2,408
Diageo plc, ADRB	676,946	80,580
Dr Pepper Snapple Group, Inc.	78,650	3,545
Molson Coors Brewing Co., Class B	275,300	12,438
PepsiCo, Inc.	431,490	31,434

		130,405

	Shares	Fair Value
		(000’s)
Food & Drug Retailing - 2.60%
CVS Caremark Corp.	730,113	$37,382
Kroger Co.	3,707,700	102,703
Wal-Mart Stores, Inc.	1,217,060	85,133

		225,218

Food Products - 0.78%
Danone S.A., ADRB	612,640	8,489
General Mills, Inc.	743,135	31,168
JM Smucker Co.	25,650	2,273
Kellogg Co.	52,639	3,079
Kraft Foods Group, Inc.A	89,300	4,127
Mondelez International, Inc., Class AA	300,600	8,354
Nestle S.A., ADRB	139,662	9,802

		67,292

Household Products - 0.05%
Procter & Gamble Co.	57,669	4,334

Tobacco - 3.09%
Altria Group, Inc.	1,421,742	47,884
Imperial Tobacco Group plc, ADRB	912,900	67,881
Lorillard, Inc.	214,710	8,389
Philip Morris International, Inc.	1,635,691	144,203

		268,357

Total Consumer Staples		695,606

ENERGY - 12.49%
Energy Equipment & Services - 1.87%
Cobalt International Energy, Inc.A	2,505,600	60,661
Halliburton Co.	853,700	34,729
Transocean Ltd.	1,167,520	66,209

		161,599

Oil & Gas - 10.62%
Apache Corp.	849,621	71,164
BP plc, ADRB	3,291,678	146,151
Chevron Corp.	590,087	67,949
ConocoPhillips	1,207,340	70,026
EOG Resources, Inc.	47,026	5,877
Exxon Mobil Corp.	193,066	17,370
Hess Corp.	335,600	22,539
Marathon Oil Corp.	1,896,600	63,745
Marathon Petroleum Corp.	336,650	24,983
Murphy Oil Corp.	301,500	17,945
Occidental Petroleum Corp.	918,168	81,047
Phillips 66	1,461,420	88,518
Royal Dutch Shell plc, ADR,–B	1,427,407	102,487
Seadrill Ltd.	733,700	29,113
Spectra Energy Corp.	1,529,900	42,501
Total S.A., ADRB	1,260,000	68,294

		919,709

Total Energy		1,081,308

FINANCIALS - 26.22%
Banks - 7.36%
Bank of America Corp.	17,248,390	195,252
Bank of New York Mellon Corp.	980,417	26,628

	Shares	Fair Value
		(000’s)
Fifth Third Bancorp	1,658,600	$27,019
KeyCorp	2,199,974	20,680
PNC Financial Services Group, Inc.	1,665,593	102,934
SunTrust Banks, Inc.	1,102,400	31,275
Wells Fargo & Co.	6,701,471	233,411

		637,199

Diversified Financials - 10.99%
American Express Co.	1,449,900	85,269
BlackRock, Inc., Class A	51,253	12,110
Blackstone Group LPC	1,119,300	20,707
Capital One Financial Corp.	1,501,000	84,536
Charles Schwab Corp.	2,804,000	46,350
Citigroup, Inc.	4,372,276	184,336
Franklin Resources, Inc.	51,090	6,993
Goldman Sachs Group, Inc.	149,907	22,165
H&R Block, Inc.	1,060,500	24,148
JPMorgan Chase & Co.	7,364,724	346,511
KKR & Co. LPC	1,178,400	19,891
Mastercard, Inc., Class A	6,669	3,457
Moody’s Corp.	99,670	5,464
Morgan Stanley	1,130,800	25,839
SLM Corp.	2,392,400	40,408
State Street Corp.	433,504	24,124

		952,308

Insurance - 7.59%
ACE Ltd.	428,956	36,603
Allstate Corp.	1,479,500	64,950
American International Group, Inc.A	2,773,200	104,909
Aon plc	149,656	8,641
Berkshire Hathaway, Inc., Class BA	612,575	59,377
Chubb Corp.	80,620	6,475
Hartford Financial Services Group, Inc.	1,335,750	33,127
Lincoln National Corp.	2,042,600	59,195
MetLife, Inc.	4,005,640	149,570
Prudential Financial, Inc.	384,688	22,266
Travelers Cos., Inc.	147,779	11,595
Unum Group	2,338,100	54,501
XL Group plc	1,656,800	45,926

		657,135

Real Estate - 0.28%
Hatteras Financial Corp.D	889,600	24,090

Total Financials		2,270,732

HEALTH CARE - 12.55%
Health Care Equipment & Supplies - 2.96%
Baxter International, Inc.	1,230,100	83,450
Becton Dickinson and Co.	52,625	4,423
Covidien plc	507,900	31,662
Medtronic, Inc.	2,319,569	108,092
St Jude Medical, Inc.	169,436	6,896
Thermo Fisher Scientific, Inc.	120,210	8,672
Zimmer Holdings, Inc.	179,900	13,421

		256,616

	Shares	Fair Value
		(000’s)
Health Care Providers & Services - 2.20%
Humana, Inc.	545,200	$40,541
Quest Diagnostics, Inc.	391,482	22,686
UnitedHealth Group, Inc.	430,700	23,779
WellPoint, Inc.	1,596,400	103,479

		190,485

Pharmaceuticals - 7.39%
Abbott Laboratories	203,239	6,886
AbbVie, Inc.	154,689	5,676
AstraZeneca plc, ADRB	258,300	12,503
GlaxoSmithKline plc, ADRB	821,300	37,644
Johnson & Johnson	2,885,101	213,267
Merck & Co., Inc.	1,773,345	76,697
Novartis AG, ADRB	793,300	54,019
Pfizer, Inc.	7,087,947	193,359
Roche Holding AG, ADRB	90,731	5,017
Sanofi, ADRB	705,400	34,403
Zoetis, Inc.A	9,650	251

		639,722

Total Health Care		1,086,823

INDUSTRIALS - 9.51%
Aerospace & Defense - 2.51%
Boeing Co.	435,000	32,133
Exelis, Inc.	1,417,400	15,577
Lockheed Martin Corp.	736,456	63,976
Northrop Grumman Corp.	297,437	19,345
Raytheon Co.	1,314,500	69,249
United Technologies Corp.	194,025	16,991

		217,271

Air Freight & Couriers - 0.46%
FedEx Corp.	264,500	26,834
United Parcel Service, Inc., Class B	162,610	12,893

		39,727

Commercial Services & Supplies - 0.24%
Dun & Bradstreet Corp.	48,091	3,921
RR Donnelley & Sons Co.	1,786,800	16,439

		20,360

Construction & Engineering - 0.02%
Fluor Corp.	25,632	1,662

Electronic Equipment & Instruments - 0.50%
Emerson Electric Co.	760,100	43,516

Industrial Conglomerates - 2.94%
3M Co.	147,704	14,852
General Electric Co.	6,305,000	140,475
Honeywell International, Inc.	1,330,688	90,806
Tyco International Ltd.	292,570	8,844

		254,977

Machinery - 2.79%
Caterpillar, Inc.	348,200	34,259
Cummins, Inc.	641,400	73,651
Danaher Corp.	187,467	11,235
Illinois Tool Works, Inc.	677,000	42,536

	Shares	Fair Value
		(000’s)
ITT Corp.	515,100	$13,228
PACCAR, Inc.	668,400	31,455
Pentair Ltd.	65,598	3,325
Xylem, Inc.	1,158,500	32,357

		242,046

Road & Rail - 0.05%
Canadian National Railway Co.	42,578	4,073

Total Industrials		823,632

INFORMATION TECHNOLOGY - 10.57%
Communications Equipment - 0.97%
Cisco Systems, Inc.	822,700	16,923
Corning, Inc.	5,606,500	67,278

		84,201

Computers & Peripherals - 3.69%
Apple, Inc.	78,120	35,569
Hewlett-Packard Co.	6,287,869	103,812
International Business Machines Corp.	329,056	66,821
Seagate Technology plc	834,625	28,361
Western Digital Corp.	1,800,500	84,624

		319,187

Electronic Equipment & Instruments - 1.07%
Avnet, Inc.A	187,600	6,634
Eaton Corp plc	877,904	49,996
TE Connectivity Ltd.	930,500	36,178

		92,808

IT Consulting & Services - 0.78%
Accenture plc, Class A	259,588	18,662
Fidelity National Information Services, Inc.	1,043,000	38,706
Fiserv, Inc.A	52,340	4,203
Western Union Co.	408,484	5,813

		67,384

Semiconductor Equipment & Products - 0.94%
Intel Corp.	2,955,717	62,188
Texas Instruments, Inc.	583,800	19,312

		81,500

Software - 3.12%
CA, Inc.	935,303	23,214
Microsoft Corp.	6,138,800	168,633
Oracle Corp.	2,215,184	78,661

		270,508

Total Information Technology		915,588

MATERIALS - 1.05%
Chemicals - 0.49%
Air Products & Chemicals, Inc.	84,778	7,412
EI du Pont de Nemours & Co.	492,500	23,370
PPG Industries, Inc.	83,479	11,509

		42,291

Metals & Mining - 0.56%
Newmont Mining Corp.	546,300	23,469

	Shares	Fair Value
		(000’s)
United States Steel Corp.	1,134,800	$25,362

		48,831

Total Materials		91,122

TELECOMMUNICATION SERVICES - 3.96%
Diversified Telecommunication Services - 2.07%
AT&T, Inc.	3,407,042	118,531
Verizon Communications, Inc.	1,391,786	60,696

		179,227

Wireless Telecommunication Services - 1.89%
Vodafone Group plc, ADRB	5,999,734	163,705

Total Telecommunication Services		342,932

UTILITIES - 4.13%
CenterPoint Energy, Inc.	2,704,700	55,284
Dominion Resources, Inc.	330,200	17,867
Edison International	516,000	24,866
Entergy Corp.	921,000	59,497
Exelon Corp.	1,716,700	53,973
NRG Energy, Inc.	1,546,300	37,111
PPL Corp.	52,385	1,587
Public Service Enterprise Group, Inc.	3,451,286	107,611

Total Utilities		357,796

Total Common Stock (Cost $7,022,996)		8,288,383

PREFERRED STOCK - 0.36%
CONSUMER DISCRETIONARY - 0.34%
General Motors Co., 4.75%	677,125	29,333

INDUSTRIALS - 0.01%
United Technologies Corp., 7.5%	14,770	841

UTILITIES - 0.01%
PPL Corp., 9.5%	18,398	995

Total Preferred Stock (Cost $33,375)		31,169

SHORT-TERM INVESTMENTS - 3.47%
American Beacon U.S. Government Money Market Select Fund, Select ClassE	50,000,000	50,000
JPMorgan U.S. Government Money Market Fund, Capital Class	250,880,439	250,880

Total Short-Term Investments (Cost $300,880)		300,880

TOTAL INVESTMENTS - 99.53% (Cost $7,357,251)		8,620,432
OTHER ASSETS, NET OF LIABILITIES - 0.47%		40,321

TOTAL NET ASSETS - 100.00%		$8,660,753

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	ADR - American Depositary Receipt.
C	Limited Partnership.
D	REIT - Real Estate Investment Trust.
E	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on January 31, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index Future	Long	3,811	March, 2013	$284,548	$9,726

				$284,548	$9,726

American Beacon Mid-Cap Value Fund

January 31, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 93.14%
CONSUMER DISCRETIONARY - 13.02%
Auto Components - 1.47%
Dana Holding Corp.	55,025	$885
Delphi Automotive plcA	26,275	1,016

		1,901

Automobiles - 0.36%
Harley-Davidson, Inc.	8,985	471

Hotels, Restaurants & Leisure - 2.62%
Darden Restaurants, Inc.	7,841	365
International Game Technology	75,000	1,153
Royal Caribbean Cruises Ltd.	44,970	1,627
WMS Industries, Inc.	9,736	241

		3,386

Household Durables - 2.12%
Mohawk Industries, Inc.A	4,500	457
Newell Rubbermaid, Inc.	24,177	568
Stanley Black & Decker, Inc.	22,362	1,718

		2,743

Leisure Equipment & Products - 1.31%
Hasbro, Inc.	45,211	1,690

Media - 2.02%
Interpublic Group of Cos., Inc.	90,962	1,102
Omnicom Group, Inc.	27,750	1,506

		2,608

Multiline Retail - 0.39%
Dollar General Corp.A	10,924	505

Specialty Retail - 2.73%
Cabela’s, Inc.A	8,610	444
Hanesbrands, Inc.A	27,900	1,046
Rent-A-Center, Inc.	17,200	614
Staples, Inc.	105,850	1,426

		3,530

Total Consumer Discretionary		16,834

CONSUMER STAPLES - 4.11%
Beverages - 0.73%
Coca-Cola Enterprises, Inc.	11,719	409
Molson Coors Brewing Co., Class B	11,922	538

		947

Food & Drug Retailing - 0.89%
Kroger Co.	23,907	662
Sysco Corp.	15,207	483

		1,145

Food Products - 1.05%
Darling International, Inc.A	24,160	408
JM Smucker Co.	4,943	438
Tyson Foods, Inc., Class A	22,889	506

		1,352

	Shares	Fair Value
		(000’s)
Tobacco - 1.44%
Lorillard, Inc.	23,700	$926
Reynolds American, Inc.	21,500	946

		1,872

Total Consumer Staples		5,316

ENERGY - 3.45%
Energy Equipment & Services - 0.50%
McDermott International, Inc.A	24,931	303
Nabors Industries Ltd.A	20,368	340

		643

Oil & Gas - 2.95%
EQT Corp.	6,836	406
Newfield Exploration Co.A	19,587	578
Pioneer Natural Resources Co.	5,401	635
Range Resources Corp.	7,366	495
Seadrill Ltd.	24,300	964
Spectra Energy Corp.	26,564	738

		3,816

Total Energy		4,459

FINANCIALS - 25.22%
Banks - 7.03%
Comerica, Inc.	45,523	1,564
Fifth Third Bancorp	120,497	1,963
KeyCorp	117,950	1,109
New York Community Bancorp, Inc.	91,800	1,226
People’s United Financial, Inc.	73,700	907
Regions Financial Corp.	81,550	634
SunTrust Banks, Inc.	20,260	575
TCF Financial Corp.	32,534	444
Zions Bancorporation	28,483	664

		9,086

Diversified Financials - 5.31%
Ameriprise Financial, Inc.	21,969	1,457
Capital One Financial Corp.	19,300	1,087
Discover Financial Services	29,200	1,121
Invesco Ltd.	61,900	1,686
SLM Corp.	57,000	963
Towers Watson & Co., Class A	9,004	550

		6,864

Insurance - 9.88%
Allstate Corp.	25,876	1,136
Assurant, Inc.	10,150	388
Axis Capital Holdings Ltd.	23,150	886
Chubb Corp.	9,900	795
Endurance Specialty Holdings Ltd.	7,099	305
PartnerRe Ltd.	6,690	587
Primerica, Inc.	26,450	870
Protective Life Corp.	27,625	874
Reinsurance Group of America, Inc.	9,591	550
RenaissanceRe Holdings Ltd.	15,500	1,327
Torchmark Corp.	15,437	860
Unum Group	28,915	674
Validus Holdings Ltd.	10,943	398

	Shares	Fair Value
		(000’s)
Willis Group Holdings plc	54,360	$1,942
XL Group plc	43,100	1,195

		12,787

Real Estate - 3.00%
Digital Realty Trust, Inc.B	10,166	690
Essex Property Trust, Inc.B	3,800	584
Hospitality Properties TrustB	55,350	1,397
Host Hotels & Resorts LPB C	34,088	572
Liberty Property TrustB	16,330	640

		3,883

Total Financials		32,620

HEALTH CARE - 7.78%
Health Care Equipment & Supplies - 2.88%
Becton Dickinson and Co.	17,350	1,458
CareFusion Corp.A	20,823	646
Patterson Cos., Inc.	10,191	368
St Jude Medical, Inc.	30,800	1,254

		3,726

Health Care Providers & Services - 4.90%
AmerisourceBergen Corp.	8,846	401
Cardinal Health, Inc.	26,600	1,165
Cigna Corp.	24,500	1,430
Laboratory Corp. of America HoldingsA	11,000	985
Mednax, Inc.A	6,642	568
Omnicare, Inc.	31,700	1,235
Quest Diagnostics, Inc.	9,480	549

		6,333

Total Health Care		10,059

INDUSTRIALS - 18.48%
Aerospace & Defense - 3.38%
Curtiss-Wright Corp.	38,250	1,364
Exelis, Inc.	58,600	644
L-3 Communications Holdings, Inc.	26,175	1,987
Spirit Aerosystems Holdings, Inc., Class AA	23,800	379

		4,374

Building Products - 2.92%
Fortune Brands Home & Security, Inc.A	26,450	866
Masco Corp.	113,550	2,088
Owens CorningA	19,725	822

		3,776

Commercial Services & Supplies - 2.43%
Cintas Corp.	12,306	520
Con-way, Inc.	37,325	1,172
DeVry, Inc.	24,725	622
Manpower, Inc.	16,100	829

		3,143

Construction & Engineering - 2.22%
AECOM Technology Corp.A	32,100	821
Fluor Corp.	9,418	611
URS Corp.	34,600	1,435

		2,867

	Shares	Fair Value
		(000’s)
Electrical Equipment - 2.05%
Brady Corp., Class A	34,325	$1,198
Molex, Inc.	53,444	1,451

		2,649

Industrial Conglomerates - 0.36%
Teleflex, Inc.	6,266	470

Machinery - 4.45%
Dover Corp.	7,986	552
Flowserve Corp.	2,883	452
ITT Corp.	27,500	706
Parker Hannifin Corp.	5,948	553
Pentair Ltd.	27,200	1,378
SPX Corp.	16,800	1,254
Xylem, Inc.	31,249	873

		5,768

Marine - 0.67%
Golar LNG Ltd.	21,000	862

Total Industrials		23,909

INFORMATION TECHNOLOGY - 10.39%
Communications Equipment - 1.09%
Anixter International, Inc.	12,625	850
Juniper Networks, Inc.A	24,806	555

		1,405

Electronic Equipment & Instruments - 5.17%
Avnet, Inc.A	69,770	2,467
Diebold, Inc.	20,258	596
Eaton Corp plc	16,500	940
Ingram Micro, Inc., Class AA	52,750	959
TE Connectivity Ltd.	35,025	1,362
Vishay Intertechnology, Inc.A	33,188	365

		6,689

IT Consulting & Services - 0.76%
Fidelity National Information Services, Inc.	16,246	603
Western Union Co.	27,000	384

		987

Semiconductor Equipment & Products - 0.97%
Microchip Technology, Inc.	37,379	1,250

Software - 2.40%
Adobe Systems, Inc.A	10,134	383
CA, Inc.	48,600	1,206
Symantec Corp.A	30,952	674
Synopsys, Inc.A	25,108	840

		3,103

Total Information Technology		13,434

MATERIALS - 5.12%
Chemicals - 2.95%
Air Products & Chemicals, Inc.	5,676	496
PPG Industries, Inc.	6,325	872
Rockwood Holdings, Inc.	35,885	1,964

	Shares	Fair Value
		(000’s)
The Scotts Miracle-Gro Co., Class A	11,040	$483

		3,815

Containers & Packaging - 0.89%
Greif, Inc., Class A	11,501	540
Owens-Illinois, Inc.A	25,600	610

		1,150

Metals & Mining - 1.28%
Allegheny Technologies, Inc.	22,258	704
Compass Minerals International, Inc.	5,934	428
Nucor Corp.	11,268	518

		1,650

Total Materials		6,615

UTILITIES - 5.57%
Electric Utilities - 3.48%
CenterPoint Energy, Inc.	38,500	787
Edison International	8,470	408
Entergy Corp.	15,950	1,031
Great Plains Energy, Inc.	34,084	729
Pinnacle West Capital Corp.	13,200	705
Portland General Electric Co.	11,535	331
TECO Energy, Inc.	28,422	505

		4,496

Gas Utilities - 0.81%
AGL Resources, Inc.	15,385	643
ONEOK, Inc.	8,600	404

		1,047

Multi-Utilities - 1.28%
SCANA Corp.	8,772	411
Xcel Energy, Inc.	44,794	1,244

		1,655

Total Utilities		7,198

Total Common Stock (Cost $107,301)		120,444

SHORT-TERM INVESTMENTS - 5.94% (Cost $7,680)
JPMorgan U.S. Government Money Market Fund, Capital Class	7,680,042	7,680

TOTAL INVESTMENTS - 99.08% (Cost $114,981)		128,124
OTHER ASSETS, NET OF LIABILITIES - 0.92%		1,188

TOTAL NET ASSETS - 100.00%		$129,312

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	REIT - Real Estate Investment Trust.
C	Limited Partnership.

Futures Contracts Open on January 31, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 400 Midcap E Index Future	Long	66	March, 2013	$7,202	$196

				$7,202	$196

American Beacon Small Cap Value Fund

January 31, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 94.54%
CONSUMER DISCRETIONARY - 13.47%
Auto Components - 1.71%
American Axle & Manufacturing Holdings, Inc.A	1,721,184	$20,103
Cooper Tire & Rubber Co.	288,609	7,348
Dana Holding Corp.	945,270	15,200
Gentex Corp.	384,300	7,352
Goodyear Tire & Rubber Co.A	202,000	2,780
Sauer-Danfoss, Inc.	154,900	8,313
Superior Industries International, Inc.	68,220	1,383
Tenneco, Inc.A	91,600	3,202

		65,681

Automobiles - 0.80%
Avis Budget Group, Inc.A	919,200	19,790
Hyster-Yale Materials Handling, Inc.	43,773	2,197
Thor Industries, Inc.	205,710	8,656

		30,643

Hotels, Restaurants & Leisure - 0.80%
Brinker International, Inc.	77,530	2,538
CEC Entertainment, Inc.	22,890	754
International Speedway Corp., Class A	100,640	2,759
Lakes Entertainment, Inc.A	150,800	496
Orient-Express Hotels Ltd., Class AA	223,700	2,599
Pinnacle Entertainment, Inc.A	171,100	2,661
Ruby Tuesday, Inc.A	175,000	1,318
Speedway Motorsports, Inc.	103,500	1,693
WMS Industries, Inc.	644,510	15,952

		30,770

Household Durables - 1.75%
Cavco Industries, Inc.A	52,089	2,701
Ethan Allen Interiors, Inc.	211,200	6,106
Furniture Brands International, Inc.A B	833,900	1,151
Harman International Industries, Inc.	115,600	5,177
Helen of Troy Ltd.A	137,319	4,971
KB HomeB	312,090	5,952
Lancaster Colony Corp.	76,060	5,435
M/I Homes, Inc.A	192,096	5,233
Matthews International Corp., Class A	22,670	743
Meritage Homes Corp.	134,340	5,943
Standard Pacific Corp.A B	427,330	3,547
Whirlpool Corp.	174,200	20,098

		67,057

Leisure Equipment & Products - 0.85%
Brunswick Corp.	812,600	29,383
Callaway Golf Co.	122,120	801
LeapFrog Enterprises, Inc.A	99,000	892
Smith & Wesson Holding Corp.A B	162,300	1,396

		32,472

Media - 2.28%
AMC Networks, Inc., Class AA	220,100	12,539
Belo Corp., Class A	259,040	2,194
Digital Generation, Inc.A B	539,900	5,404

	Shares	Fair Value
		(000’s)
DreamWorks Animation SKG, Inc., Class AA	281,660	$4,904
EW Scripps Co., Class AA	119,710	1,316
Gannett Co. Inc.	499,200	9,799
John Wiley & Sons, Inc., Class A	224,278	8,590
Meredith Corp.B	150,567	5,460
Scholastic Corp.	82,406	2,444
Sinclair Broadcast Group, Inc., Class A	481,340	6,633
Valassis Communications, Inc.B	1,002,400	28,127

		87,410

Multiline Retail - 0.21%
Fred’s, Inc., Class A	79,540	1,052
Saks, Inc.B	659,444	7,128

		8,180

Specialty Retail - 3.72%
Aeropostale, Inc.A	175,548	2,375
America’s Car-Mart, Inc.A	300,100	11,950
Asbury Automotive Group, Inc.A	83,220	2,959
Ascena Retail Group, Inc.A	69,298	1,175
Cabela’s, Inc.A	208,400	10,758
Cato Corp., Class A	233,660	6,442
Children’s Place Retail Stores, Inc.A	102,160	5,092
Express, Inc.	279,850	5,144
Finish Line Inc., Class A	323,110	6,023
GameStop Corp., Class AB	248,300	5,761
Hanesbrands, Inc.A	89,570	3,357
Lithia Motors, Inc., Class A	47,700	2,064
Men’s Wearhouse, Inc.	483,125	14,663
OfficeMax, Inc.	625,860	6,747
Pep Boys, Inc.A	482,160	5,366
Rent-A-Center, Inc.	827,218	29,515
Rush Enterprises, Inc., Class AA	456,200	10,794
Sonic Automotive, Inc., Class A	103,640	2,515
Titan Machinery, Inc.A B	336,400	9,725

		142,425

Textiles & Apparel - 1.35%
Deckers Outdoor Corp.A B	125,900	5,030
Guess? Inc.	564,610	15,295
Jones Group, Inc.	384,565	4,615
Quiksilver, Inc.A	2,585,300	16,907
Skechers U.S.A. Inc., Class AA	388,820	7,388
True Religion Apparel, Inc.	99,320	2,355

		51,590

Total Consumer Discretionary		516,228

CONSUMER STAPLES - 1.24%
Food & Drug Retailing - 0.46%
Andersons, Inc.	46,640	2,199
Casey’s General Stores, Inc.	125,646	6,877
Harris Teeter Supermarkets, Inc.	202,020	8,381

		17,457

Food Products - 0.69%
Darling International, Inc.A	507,950	8,568
Dole Food Co. Inc.A	525,560	5,855
Fresh Del Monte Produce, Inc.	150,480	3,965

	Shares	Fair Value
		(000’s)
Overhill Farms, Inc.A	316,300	$1,433
Smithfield Foods, Inc.A	231,600	5,399
USANA Health Sciences, Inc.A B	36,800	1,305

		26,525

Personal Products - 0.01%
Steiner Leisure Ltd.A	11,700	527

Tobacco - 0.08%
Universal Corp.	58,400	3,176

Total Consumer Staples		47,685

ENERGY - 6.34%
Energy Equipment & Services - 3.98%
Atwood Oceanics, Inc.A	421,867	22,262
Bristow Group, Inc.	110,490	6,296
C&J Energy Services, Inc.A	133,100	3,049
Exterran Holdings, Inc.A	137,700	3,200
Hercules Offshore, Inc.A	396,270	2,607
Hornbeck Offshore Services, Inc.A	65,610	2,415
Key Energy Services, Inc.A	1,249,700	10,160
Matrix Service Co.A	203,915	2,912
McDermott International, Inc.A	566,450	6,894
Newpark Resources, Inc.A	1,850,197	15,949
Oil States International, Inc.A	90,050	6,986
Patterson-UTI Energy, Inc.	351,100	7,141
Precision Drilling Corp.	2,048,850	18,747
RPC, Inc.B	548,800	8,216
SEACOR Holdings, Inc.	58,710	5,341
Superior Energy Services, Inc.A	104,540	2,610
Tesco Corp.A	554,154	6,700
Tidewater, Inc.	141,890	6,977
Unit Corp.A	294,685	14,183

		152,645

Oil & Gas - 2.36%
Approach Resources, Inc.A B	222,940	5,928
Berry Petroleum Co., Class A	325,876	11,999
Cloud Peak Energy, Inc.	1,027,920	17,998
Comstock Resources, Inc.A	132,400	1,932
Delek US Holdings, Inc.	142,600	4,844
EPL Oil & Gas, Inc.A	404,970	9,906
Gulfport Energy Corp.A	122,000	5,035
Helix Energy Solutions Group, Inc.A	615,270	14,594
Stone Energy Corp.A	399,100	8,980
W&T Offshore, Inc.	81,664	1,437
Western Refining, Inc.B	227,200	7,641

		90,294

Total Energy		242,939

FINANCIALS - 27.45%
Banks - 11.38%
Associated Banc-Corp.	1,607,265	22,936
Astoria Financial Corp.	232,000	2,260
Bancorp, Inc.A	253,537	2,987
BancorpSouth, Inc.	675,672	9,797

	Shares	Fair Value
		(000’s)
Bank of Hawaii Corp.	109,356	$5,259
Bank of the Ozarks, Inc.	575,450	20,900
BBCN Bancorp, Inc.	678,485	8,203
Beneficial Mutual Bancorp, Inc.A	197,600	1,850
Berkshire Hills Bancorp, Inc.	51,898	1,256
Brookline Bancorp, Inc.	695,170	6,124
Cardinal Financial Corp.	237,220	3,876
Cathay General Bancorp	198,960	3,862
Chemical Financial Corp.	106,275	2,584
Citizens Republic Bancorp, Inc.A	78,800	1,609
City Holding Co.B	35,710	1,349
City National Corp.	133,938	7,093
CoBiz Financial, Inc.	230,891	1,884
Columbia Banking System, Inc.	106,830	2,158
Community Bank System, Inc.	26,230	745
Community Trust Bancorp, Inc.	37,900	1,278
CVB Financial Corp.	642,643	7,069
Dime Community Bancshares, Inc.	86,255	1,191
East West Bancorp, Inc.	96,085	2,253
First Commonwealth Financial Corp.	283,600	2,005
First Financial Bancorp	666,350	10,188
First Financial Holdings, Inc.	182,800	2,769
First Horizon National Corp.	2,667,918	27,239
First Interstate Bancsystem, Inc.	296,000	5,100
First Midwest Bancorp, Inc.	714,497	9,053
First Niagara Financial Group, Inc.	534,377	4,190
FirstMerit Corp.	468,415	7,134
Flushing Financial Corp.	30,900	489
FNB Corp.	319,630	3,705
Fulton Financial Corp.	810,415	8,825
Glacier Bancorp, Inc.	136,914	2,133
Hancock Holding Co.	514,438	15,546
Home Federal Bancorp, Inc.	171,000	2,199
Iberiabank Corp.	384,570	19,802
Independent Bank Corp.	36,160	1,121
International Bancshares Corp.	200,952	3,929
Lakeland Financial Corp.	33,938	829
MB Financial, Inc.	518,070	11,589
National Penn Bancshares, Inc.	884,507	8,624
NBT Bancorp, Inc.	97,443	2,021
Northwest Bancshares, Inc.	279,190	3,406
Old National Bancorp	255,840	3,418
PacWest Bancorp	288,270	7,922
Pinnacle Financial Partners, Inc.A	86,420	1,855
Popular, Inc.A	226,200	6,071
PrivateBancorp, Inc.	176,300	3,027
Prosperity Bancshares, Inc.	406,099	18,319
Provident Financial Services, Inc.	486,550	7,216
Renasant Corp.	27,100	527
Republic Bancorp, Inc., Class A	45,800	1,029
Sandy Spring Bancorp, Inc.	58,700	1,165
SCBT Financial Corp.	47,780	2,012
State Bank Financial Corp.	843,050	13,455
Sterling Financial Corp.	135,100	2,917
Susquehanna Bancshares, Inc.	410,120	4,684
SVB Financial GroupA	98,230	6,520

	Shares	Fair Value
		(000’s)
Synovus Financial Corp.B	6,935,370	$17,893
Taylor Capital Group, Inc.A	27,000	468
TCF Financial Corp.B	308,901	4,220
Umpqua Holdings Corp.	307,810	3,891
Washington Federal, Inc.	461,670	8,121
Washington Trust Bancorp, Inc.	59,010	1,556
Webster Financial Corp.	762,531	16,966
WesBanco, Inc.	100,553	2,332
Western Alliance BancorpA	524,408	6,450
Wintrust Financial Corp.	380,710	14,113
Zions Bancorporation	391,400	9,127

		435,693

Diversified Financials - 4.28%
CapitalSource, Inc.	502,550	4,076
Capitol Federal Financial, Inc.	411,650	4,837
Cash America International, Inc.	292,850	14,030
CoreLogic, Inc.A	359,640	9,437
Credit Acceptance Corp.A	69,268	6,897
DFC Global Corp.A	94,933	1,828
Duff & Phelps Corp., Class A	873,911	13,886
E*Trade Financial Corp.A	1,756,450	18,636
Encore Capital Group, Inc.A	401,950	12,095
Euronet Worldwide, Inc.A	34,014	832
EZCORP, Inc., Class AA	947,950	21,044
Federated Investors, Inc., Class BB	222,527	5,265
Generac Holdings, Inc.	144,300	5,365
Green Dot Corp., Class AA B	689,450	9,239
Interactive Brokers Group, Inc., Class A	82,826	1,184
Janus Capital Group, Inc.B	1,546,300	14,381
National Financial Partners Corp.A	70,740	1,246
Nelnet, Inc., Class A	87,500	2,663
NewStar Financial, Inc.A	128,030	1,826
Oritani Financial Corp.	111,800	1,693
Piper Jaffray CosA	165,007	6,391
Waddell & Reed Financial, Inc., Class A	83,492	3,315
Walker & Dunlop, Inc.A	28,500	612
World Acceptance Corp.A B	39,580	3,069

		163,847

Insurance-8.04%
Allied World Assurance Co. Holdings AG	118,625	10,063
American Equity Investment Life Holding Co.B	180,670	2,435
American Financial Group, Inc.	204,535	8,705
Amtrust Financial Services, Inc.B	185,110	6,153
Argo Group International Holdings Ltd.	257,000	9,275
Aspen Insurance Holdings Ltd.	792,215	27,022
Assurant, Inc.	37,900	1,449
CNO Financial Group, Inc.	2,287,730	23,495
Employers Holdings, Inc.	211,660	4,510
Endurance Specialty Holdings Ltd.	738,980	31,718
Enstar Group Ltd.A	41,493	5,106
FBL Financial Group, Inc., Class A	16,195	566
First American Financial Corp.	512,280	12,238
Global Indemnity plcA	434,123	9,164
Hanover Insurance Group, Inc.	142,370	5,917

	Shares	Fair Value
		(000’s)
HCC Insurance Holdings, Inc.	188,860	$7,305
Hilltop Holdings, Inc.A	50,000	657
Horace Mann Educators Corp.	559,965	12,174
Infinity Property & Casualty Corp.	43,738	2,601
Kemper Corp.	153,190	5,103
Maiden Holdings Ltd.	166,160	1,690
Montpelier Re Holdings Ltd.	228,673	5,575
National Western Life Insurance Co., Class A	7,730	1,263
Navigators Group, Inc.A	39,693	2,153
Old Republic International Corp.	303,800	3,463
Platinum Underwriters Holdings Ltd.	131,612	6,413
Primerica, Inc.	95,400	3,137
ProAssurance Corp.	490,760	22,104
Protective Life Corp.	459,550	14,540
RenaissanceRe Holdings Ltd.B	51,000	4,368
RLI Corp.	74,520	5,143
Safety Insurance Group, Inc.	38,030	1,826
Selective Insurance Group, Inc.	123,290	2,529
StanCorp Financial Group, Inc.	198,650	7,725
State Auto Financial Corp.	51,387	782
Symetra Financial Corp.	1,314,935	18,343
Tower Group, Inc.	95,710	1,847
United Fire Group, Inc.	40,700	944
Validus Holdings Ltd.	249,130	9,071
White Mountains Insurance Group Ltd.	17,204	9,474

		308,046

Real Estate - 3.75%
Brandywine Realty TrustC	238,605	3,037
CapLease, Inc.C	915,800	5,302
CBL & Associates Properties, Inc.C	117,465	2,524
Chesapeake Lodging TrustC	622,150	13,283
Colony Financial, Inc.C	567,400	12,210
Corporate Office Properties TrustC	172,860	4,574
CubeSmartC	105,780	1,613
DCT Industrial Trust, Inc.C	582,430	4,112
Duke Realty Corp.C	127,108	1,959
EastGroup Properties, Inc.C	70,250	3,937
Education Realty Trust, Inc.C	396,980	4,268
First Potomac Realty TrustC	390,570	5,351
Forestar Group, Inc.A	86,800	1,652
Getty Realty Corp.B C	217,600	4,108
Granite Real Estate Investment TrustC	145,300	5,659
Hospitality Properties TrustC	114,733	2,894
LaSalle Hotel PropertiesC	642,710	17,547
Lexington Realty TrustC	155,750	1,713
National Health Investors, Inc.C	128,640	8,188
Omega Healthcare Investors, Inc.B C	131,915	3,372
Pebblebrook Hotel TrustC	265,204	6,606
Pennsylvania Real Estate Investment TrustC	119,100	2,196
RLJ Lodging TrustC	498,350	10,420
Starwood Property Trust, Inc.C	523,800	13,430

	Shares	Fair Value
		(000’s)
Urstadt Biddle Properties, Inc., Class AC	191,930	$3,885

		143,840

Total Financials		1,051,426

HEALTH CARE - 5.31%
Biotechnology - 0.43%
Charles River Laboratories International, Inc.A	83,115	3,434
PTC, Inc.A	260,520	6,039
United Therapeutics Corp.A	129,200	6,963

		16,436

Health Care Equipment & Supplies - 0.72%
Bruker Corp.A	245,184	4,136
Computer Programs and Systems, Inc.	75,740	3,985
CONMED Corp.	59,220	1,739
Haemonetics Corp.A	178,640	7,493
Hillenbrand, Inc.	45,220	1,119
Hill-Rom Holdings, Inc.	66,279	2,199
ICU Medical, Inc.A	84,320	5,097
Natus Medical, Inc.A	156,720	1,931

		27,699

Health Care Providers & Services - 3.61%
Community Health Systems, Inc.	227,300	8,712
Covance, Inc.A	182,300	12,161
Ensign Group, Inc.	52,112	1,488
Hanger Orthopedic Group, Inc.A	257,760	7,405
Health Management Associates, Inc., Class A	1,877,200	19,598
HealthSouth Corp.A	1,373,910	32,782
Kindred Healthcare, Inc.A	132,300	1,426
LifePoint Hospitals, Inc.A	684,790	29,932
Magellan Health Services, Inc.A	76,510	3,925
MAXIMUS, Inc.	96,390	6,609
Omnicell, Inc.A	334,210	5,281
Owens & Minor, Inc.	93,315	2,856
Select Medical Holdings Corp.	349,500	3,404
Vanguard Health Systems, Inc.A	192,468	2,689

		138,268

Pharmaceuticals - 0.55%
Endo Pharmaceuticals Holdings, Inc.A	255,200	8,079
PharMerica Corp.A	292,300	4,233
Salix Pharmaceuticals Ltd.A	142,060	6,805
Spectrum Pharmaceuticals, Inc.B	162,000	2,043

		21,160

Total Health Care		203,563

INDUSTRIALS - 19.81%
Aerospace & Defense - 2.16%
AAR Corp.	99,600	1,877
Aerovironment, Inc.A	241,870	5,236
Alliant Techsystems, Inc.	307,735	19,916
Curtiss-Wright Corp.	121,027	4,315
Exelis, Inc.	290,600	3,194
Huntington Ingalls Industries, Inc.	446,400	19,776
Moog, Inc., Class AA	248,800	10,897

	Shares	Fair Value
		(000’s)
Triumph Group, Inc.	250,200	$17,607

		82,818

Airlines - 0.11%
Aircastle Ltd.	298,218	4,115

Building Products - 1.70%
Apogee Enterprises, Inc.	181,617	4,441
Armstrong World Industries, Inc.	154,060	8,472
Crane Co.	342,729	17,231
Drew Industries, Inc.	95,350	3,492
Owens CorningA	133,400	5,559
Simpson Manufacturing Co. Inc.	381,325	12,363
Trex Co. Inc.A	281,800	11,906
Universal Forest Products, Inc.	40,100	1,630

		65,094

Commercial Services & Supplies - 6.14%
ABM Industries, Inc.	66,680	1,462
Aceto Corp.	424,250	4,429
Atlas Air Worldwide Holdings, Inc.A	443,530	19,999
Brink’s Co.	336,790	10,043
Convergys Corp.	308,790	5,256
Con-way, Inc.	698,700	21,925
CSG Systems International, Inc.A	94,640	1,782
Deluxe Corp.	138,960	5,112
DeVry, Inc.	133,900	3,370
Dun & Bradstreet Corp.	101,600	8,284
Ennis, Inc.	81,580	1,273
Geo Group, Inc.C	386,772	12,617
Heidrick & Struggles International, Inc.	161,500	2,553
Herman Miller, Inc.	566,000	13,980
Hudson Global, Inc.A	630,300	3,032
Interface, Inc.	443,600	7,444
Kelly Services, Inc., Class A	89,600	1,428
Koppers Holdings, Inc.	70,104	2,843
Korn/Ferry InternationalA	1,110,370	19,076
Manpower, Inc.	290,800	14,976
McGrath Rentcorp	170,238	5,088
Mobile Mini, Inc.A	858,400	20,602
Monotype Imaging Holdings, Inc.	377,080	6,818
PHH Corp.A B	670,900	14,679
PHI, Inc.A	31,100	1,029
Quad Graphics, Inc.B	81,800	1,775
Steelcase, Inc., Class A	610,882	8,326
TAL International Group, Inc.B	84,580	3,544
Tetra Tech, Inc.A	141,090	4,044
TrueBlue, Inc.A	319,070	5,485
United Stationers, Inc.	89,700	2,991

		235,265

Construction & Engineering - 1.97%
AECOM Technology Corp.A	225,000	5,753
Aegion Corp.A	563,000	13,242
Comfort Systems USA, Inc.	862,425	11,134
Dycom Industries, Inc.A	650,550	13,650
EMCOR Group, Inc.	189,045	6,868
Foster Wheeler AGA	111,845	2,920

	Shares	Fair Value
		(000’s)
Granite Construction, Inc.	283,645	$10,313
Tutor Perini Corp.	116,232	1,928
URS Corp.	228,910	9,495

		75,303

Diversified Manufacturing - 0.25%
Barnes Group, Inc.	93,417	2,232
Myers Industries, Inc.	502,046	7,420

		9,652

Electrical Equipment - 1.77%
Brady Corp., Class A	45,604	1,591
Energy XXI Bermuda Ltd.	198,100	6,204
EnerSys, Inc.A	463,425	18,968
General Cable Corp.A	212,509	7,145
GrafTech International Ltd.A B	1,486,650	14,272
II-VI, Inc.	244,820	4,167
Power-One, Inc.A B	268,900	1,081
Regal-Beloit Corp.	194,400	14,417

		67,845

Industrial Conglomerates - 0.45%
Carlisle Cos., Inc.	46,345	2,973
Chemed Corp.	135,950	10,272
Standex International Corp.	27,700	1,569
Teleflex, Inc.	34,230	2,567

		17,381

Machinery - 3.76%
Actuant Corp., Class A	148,200	4,369
Astec Industries, Inc.	152,900	5,400
Briggs & Stratton Corp.	102,255	2,427
CIRCOR International, Inc.	211,700	8,786
Esterline Technologies Corp.A	108,544	7,206
FreightCar America, Inc.	119,350	2,959
Greenbrier Cos., Inc.A	284,350	5,667
ITT Corp.	127,510	3,274
Kennametal, Inc.	123,000	5,044
Meritor, Inc.A	813,800	3,711
Miller Industries, Inc.	231,100	3,531
NACCO Industries, Inc., Class A	21,939	1,430
Oshkosh Corp.A	870,600	34,111
Reliance Steel & Aluminum Co.	58,690	3,798
SPX Corp.	28,044	2,093
Terex Corp.	897,200	29,051
Titan International, Inc.B	322,570	7,835
Trinity Industries, Inc.	120,400	4,780
WABCO Holdings, Inc.A	136,900	8,578

		144,050

Marine - 0.19%
Kirby Corp.A	101,650	7,182

Real Estate - 0.19%
Amerco, Inc.	54,290	7,300

Road & Rail - 0.76%
Forward Air Corp.	380,009	14,102
Landstar System, Inc.	88,850	5,068
Ryder System, Inc.	62,165	3,530

	Shares	Fair Value
		(000’s)
Saia, Inc.A	67,400	$1,748
Werner Enterprises, Inc.	193,000	4,559

		29,007

Trading Companies & Distributors - 0.36%
Air Lease Corp.A B	154,000	3,676
MRC Global, Inc.A	113,510	3,488
WESCO International, Inc.A	92,600	6,753

		13,917

Total Industrials		758,929

INFORMATION TECHNOLOGY - 10.95%
Communications Equipment - 1.77%
Anixter International, Inc.	89,100	5,995
Arris Group, Inc.A	1,081,423	17,865
Black Box Corp.	40,700	954
Brocade Communications Systems, Inc.A	1,497,147	8,564
Comtech Telecommunications Corp.	67,540	1,790
Extreme NetworksA	978,430	3,610
InterDigital, Inc.B	429,800	18,648
IxiaA	312,960	5,943
Plantronics, Inc.	71,285	2,931
Symmetricom, Inc.A	315,000	1,698

		67,998

Computers & Peripherals - 0.63%
Mercury Systems, Inc.A	580,637	4,268
NCR Corp.A	99,506	2,763
Synaptics, Inc.A B	239,400	8,398
Xyratex Ltd.	948,500	8,821

		24,250

Electronic Equipment & Instruments - 2.39%
Benchmark Electronics, Inc.A	156,100	2,741
Celestica, Inc.A	81,710	637
Diebold, Inc.	173,700	5,114
Ingram Micro, Inc., Class AA	151,791	2,760
Intersil Corp., Class A	284,600	2,462
Itron, Inc.A	195,491	9,069
Littelfuse, Inc.	203,300	13,013
Methode Electronics, Inc.	774,500	7,451
MTS Systems Corp.	32,885	1,870
PerkinElmer, Inc.	56,210	1,981
Plexus Corp.A	364,000	9,289
Sanmina Corp.A	211,500	2,013
Tech Data Corp.A	82,871	4,219
TTM Technologies, Inc.A	61,440	490
Vishay Intertechnology, Inc.A	2,571,525	28,260

		91,369

Internet Software & Services - 0.61%
Digital River, Inc.A	89,000	1,292
Ebix, Inc.B	402,300	6,574
Grand Canyon Education, Inc.A	163,530	3,902
j2 Global, Inc.	114,000	3,627
Netgear, Inc.A	196,160	6,887
Websense, Inc.A	69,516	1,017

		23,299

	Shares	Fair Value
		(000’s)
IT Consulting & Services - 0.87%
Booz Allen Hamilton Holding Corp.B	273,200	$3,787
CACI International, Inc., Class AA	71,600	3,840
CIBER, Inc.A	347,900	1,176
Lender Processing Services, Inc.	184,200	4,428
SYNNEX Corp.A	495,660	17,819
Unisys Corp.A	109,830	2,439

		33,489

Semiconductor Equipment & Products - 3.03%
Amkor Technology, Inc.A B	110,307	511
ATMI, Inc.A	237,510	4,848
Brooks Automation, Inc.	1,276,700	11,950
Entropic Communications, Inc.A	1,730,300	9,067
Fairchild Semiconductor International, Inc.A	320,500	4,734
FEI Co.	76,750	4,679
Kulicke & Soffa Industries, Inc.A	1,378,507	15,605
Microsemi Corp.	143,115	2,994
MKS Instruments, Inc.	177,600	4,937
Omnivision Technologies, Inc.A	1,168,450	17,958
ON Semiconductor Corp.A	1,437,200	11,282
PMC - Sierra, Inc.A	438,920	2,537
Power Integrations, Inc.	109,570	4,098
Semtech Corp.A	203,470	6,137
Teradyne, Inc.A	807,340	13,047
TriQuint Semiconductor, Inc.A	249,700	1,311

		115,695

Software - 1.65%
Cognex Corp.	470,570	18,663
Comverse, Inc.A	192,280	5,553
DST Systems, Inc.	40,295	2,697
FARO Technologies, Inc.A	295,780	9,823
Mentor Graphics Corp.A	1,115,230	19,104
Take-Two Interactive Software, Inc.	618,600	7,528

		63,368

Total Information Technology		419,468

MATERIALS - 6.56%
Chemicals - 2.25%
A Schulman, Inc.	29,550	950
Cabot Corp.	242,923	9,093
Cytec Industries, Inc.	106,940	7,839
Huntsman Corp.	626,472	11,045
Innospec, Inc.	58,000	2,335
LSB Industries, Inc.A	61,400	2,542
Methanex Corp.B	210,250	7,539
Olin Corp.	677,595	15,760
PolyOne Corp.	957,400	20,909
Rockwood Holdings, Inc.	100,400	5,495
Stepan Co.	49,360	2,895

		86,402

Containers & Packaging - 0.65%
Boise, Inc.	307,630	2,538
Jarden Corp.A B	125,293	7,372
KapStone Paper and Packaging Corp.	278,932	6,694

	Shares	Fair Value
		(000’s)
Owens-Illinois, Inc.A	350,400	$8,340

		24,944

Metals & Mining - 2.85%
AMCOL International Corp.	207,288	6,121
AuRico Gold, Inc.A B	1,663,708	11,729
Carpenter Technology Corp.	141,270	7,393
Century Aluminum Co.A	220,800	1,901
Coeur d’Alene Mines Corp.	587,904	12,757
Gibraltar Industries, Inc.A	468,139	8,132
Haynes International, Inc.	81,150	4,148
Horsehead Holding Corp.A	502,000	5,000
Kaiser Aluminum Corp.	52,170	3,243
Materion Corp.	688,200	18,512
Metals USA Holdings Corp.	92,600	1,665
Noranda Aluminum Holding Corp.	775,700	4,569
Pan American Silver Corp.	129,593	2,269
RTI International Metals, Inc.A	47,700	1,355
Steel Dynamics, Inc.	167,038	2,541
US Silica Holdings, Inc.B	523,250	10,502
Worthington Industries, Inc.	263,613	7,244

		109,081

Paper & Forest Products - 0.81%
Buckeye Technologies, Inc.	283,440	8,148
Domtar Corp.	72,480	6,033
Glatfelter Co.	116,700	2,168
Louisiana-Pacific Corp.A	383,970	7,461
Resolute Forest ProductsA	278,900	3,804
Schweitzer-Mauduit International, Inc.	79,400	3,235

		30,849

Total Materials		251,276

TELECOMMUNICATION SERVICES - 0.30%
Diversified Telecommunication - 0.04%
Vonage Holdings Corp.A	553,000	1,443

Diversified Telecommunication Services - 0.09%
EchoStar Corp., Class AA	98,800	3,594

Wireless Telecommunication Services - 0.17%
Telephone & Data Systems, Inc.	253,663	6,416

Total Telecommunication Services		11,453

UTILITIES - 3.11%
Electric Utilities - 2.40%
Black Hills Corp.	96,870	3,909
El Paso Electric Co.	217,490	7,327
Great Plains Energy, Inc.	979,210	20,955
Hawaiian Electric Industries, Inc.	298,690	8,056
IDACORP, Inc.	197,790	9,179
NorthWestern Corp.	152,720	5,649
NV Energy, Inc.	317,905	6,018
Ormat Technologies, Inc.B	113,500	2,413
PNM Resources, Inc.	218,910	4,676
Portland General Electric Co.	823,164	23,640

	Shares	Fair Value
		(000’s)
TECO Energy, Inc.	19,335	$344

		92,166

Gas Utilities - 0.28%
Atmos Energy Corp.	82,800	3,093
Energen Corp.	52,923	2,548
WGL Holdings, Inc.	121,220	5,083

		10,724

Multi-Utilities - 0.43%
Avista Corp.	146,030	3,776
Westar Energy, Inc.	421,290	12,669

		16,445

Total Utilities		119,335

Total Common Stock (Cost $2,939,064)		3,622,302

SHORT-TERM INVESTMENTS - 5.27%
American Beacon U.S. Government Money Market Select Fund, Select ClassD	20,000,000	20,000
JPMorgan U.S. Government Money Market Fund, Capital Class	182,097,797	182,098

Total Short-Term Investments (Cost $202,098)		202,098

SECURITIES LENDING COLLATERAL - 5.01%
American Beacon U.S. Government Money Market Select Fund, Select ClassD	184,122,320	184,122
DWS Government and Agency Securities Portfolio, Institutional Class	7,900,650	7,901

Total Securities Lending Collateral (Cost $192,023)		192,023

TOTAL INVESTMENTS -104.82% (Cost $3,333,185)		4,016,423
LIABILITIES, NET OF OTHER ASSETS - (4.82%)		(184,528)

TOTAL NET ASSETS - 100.00%		$3,831,895

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at January 31, 2013.
C	REIT - Real Estate Investment Trust.
D	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on January 31, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Future	Long	2,087	March, 2013	$187,851	$9,245

				$187,851	$9,245

American Beacon Small Cap Value II Fund

January 31, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 94.45%
CONSUMER DISCRETIONARY - 12.45%
Auto Components - 2.36%
Dana Holding Corp.	2,705	$43
Fuel Systems Solutions, Inc.A	1,710	25
Tenneco, Inc.A	590	21

		89

Hotels, Restaurants & Leisure - 0.85%
Monarch Casino & Resort, Inc.A	1,170	12
Ruby Tuesday, Inc.A	2,691	20

		32

Household Durables - 1.57%
Harman International Industries, Inc.	235	11
Helen of Troy Ltd.A	720	26
Tupperware Brands Corp.	290	22

		59

Leisure Equipment & Products - 0.48%
Callaway Golf Co.	2,792	18

Media - 1.17%
Banner Corp.	419	13
Madison Square Garden Co., Class AA	602	31

		44

Multiline Retail - 0.42%
Big Lots, Inc.	500	16

Specialty Retail - 5.60%
Aeropostale, Inc.A	1,782	24
Ascena Retail Group, Inc.A	1,460	25
Big 5 Sporting Goods Corp.	1,178	16
Buckle, Inc.	468	22
Children’s Place Retail Stores, Inc.A	367	18
Citi Trends, Inc.A	1,879	24
Finish Line Inc., Class A	1,491	28
Genesco, Inc.A	380	24
Men’s Wearhouse, Inc.	950	30
West Marine, Inc.A	32	0

		211

Total Consumer Discretionary		469

CONSUMER STAPLES - 3.13%
Beverages - 0.74%
Cott Corp.	3,081	28

Food & Drug Retailing - 1.09%
Andersons, Inc.	869	41

Food Products - 0.72%
Darling International, Inc.A	1,602	27

Household Products - 0.58%
Spectrum Brands Holdings, Inc.	435	22

Total Consumer Staples		118

	Shares	Fair Value
		(000’s)
ENERGY - 7.43%
Energy Equipment & Services - 5.17%
Atwood Oceanics, Inc.A	350	$18
C&J Energy Services, Inc.A	535	12
Cal Dive International, Inc.A	10,943	21
Hornbeck Offshore Services, Inc.A	714	26
Patterson-UTI Energy, Inc.	1,247	25
Superior Energy Services, Inc.A	1,296	33
Tetra Technologies, Inc.A	3,227	28
Unit Corp.A	653	32

		195

Oil & Gas - 2.26%
Cloud Peak Energy, Inc.	940	16
Natural Gas Services Group, Inc.A	1,204	22
Stone Energy Corp.A	1,069	24
Vaalco Energy, Inc.	2,681	23

		85

Total Energy		280

FINANCIALS - 25.24%
Banks - 8.37%
Bancorp, Inc.A	1,717	20
Bank of Marin Bancorp	309	12
BBCN Bancorp, Inc.	935	11
Boston Private Financial Holdings, Inc.	1,675	15
Bryn Mawr Bank Corp.	805	19
C&F Financial Corp.	305	12
Eagle Bancorp, Inc.A	831	19
First Defiance Financial Corp.	605	12
First Pactrust Bancorp, Inc.	620	7
Hanmi Financial Corp.A	1,107	18
Horizon Bancorp	1,237	25
Investors Bancorp, Inc.	1,040	18
Prosperity Bancshares, Inc.	667	30
StellarOne Corp.	1,308	20
Trustmark Corp.	800	19
ViewPoint Financial Group, Inc.	689	15
Washington Federal, Inc.	1,751	30
Wilshire Bancorp, Inc.A	2,055	13

		315

Diversified Financials - 3.32%
Cash America International, Inc.	290	14
CBIZ, Inc.A	2,155	13
Duff & Phelps Corp., Class A	977	16
National Financial Partners Corp.A	1,511	27
Nicholas Financial, Inc.	965	13
Pacific Continental Corp.	1,333	15
Piper Jaffray CosA	728	27

		125

Insurance - 5.95%
American Equity Investment Life Holding Co.	1,875	25
Amtrust Financial Services, Inc.	472	16
Aspen Insurance Holdings Ltd.	600	20

	Shares	Fair Value
		(000’s)
Assured Guaranty Ltd.	350	$6
Enstar Group Ltd.A	105	13
Investors Title Co.	200	13
Primerica, Inc.	660	22
ProAssurance Corp.	600	27
Protective Life Corp.	1,685	54
Tower Group, Inc.	1,431	28

		224

Real Estate - 7.60%
Alexander & Baldwin, Inc.A	822	27
BioMed Realty Trust, Inc.B	1,157	24
Chatham Lodging TrustB	760	12
DiamondRock Hospitality Co.B	2,688	25
DuPont Fabros Technology, Inc.B	762	18
Forestar Group, Inc.A	766	15
Franklin Street Properties Corp.B	1,560	20
Hospitality Properties TrustB	730	18
KKR Financial Holdings LLCC	2,330	26
LaSalle Hotel PropertiesB	859	23
Pebblebrook Hotel TrustB	500	12
PS Business Parks, Inc.B	261	19
Senior Housing Properties TrustB	1,237	29
Summit Hotel Properties, Inc.B	1,965	18

		286

Total Financials		950

HEALTH CARE - 4.14%
Biotechnology - 1.04%
PTC, Inc.A	545	13
RTI Biologics, Inc.A	5,449	26

		39

Health Care Equipment & Supplies - 1.30%
AngioDynamics, Inc.A	1,515	18
CONMED Corp.	858	25
Hill-Rom Holdings, Inc.	170	6

		49

Health Care Providers & Services - 1.80%
Health Net, Inc.A	450	12
Magellan Health Services, Inc.A	1,068	56

		68

Total Health Care		156

INDUSTRIALS - 21.20%
Aerospace & Defense - 0.93%
LMI Aerospace, Inc.A	590	13
Triumph Group, Inc.	310	22

		35

Building Products - 1.67%
Crane Co.	880	44
Universal Forest Products, Inc.	464	19

		63

Commercial Services & Supplies - 3.24%
Brink’s Co.	638	19
Iconix Brand Group, Inc.A	1,168	28

	Shares	Fair Value
		(000’s)
Koppers Holdings, Inc.	525	$21
Layne Christensen Co.A	907	21
TAL International Group, Inc.	310	13
United Stationers, Inc.	610	20

		122

Construction & Engineering - 3.51%
EMCOR Group, Inc.	1,150	42
Granite Construction, Inc.	702	26
MasTec, Inc.A	1,423	40
URS Corp.	590	24

		132

Diversified Manufacturing - 0.96%
Barnes Group, Inc.	1,505	36

Electrical Equipment - 2.20%
EnerSys, Inc.A	320	13
General Cable Corp.A	800	28
GrafTech International Ltd.A	2,412	23
Powell Industries, Inc.A	430	19

		83

Industrial Conglomerates - 0.88%
Teleflex, Inc.	439	33

Machinery - 5.69%
Astec Industries, Inc.	519	18
CIRCOR International, Inc.	496	21
Columbus McKinnon Corp.A	735	14
EnPro Industries, Inc.A	483	21
John Bean Technologies Corp.	720	13
Kennametal, Inc.	1,028	43
Oshkosh Corp.A	400	16
Robbins & Myers, Inc.	123	7
Titan International, Inc.	1,132	27
Trinity Industries, Inc.	445	18
Wabash National Corp.A	1,570	16

		214

Road & Rail - 2.12%
Marten Transport Ltd.	971	20
Old Dominion Freight Line, Inc.A	1,050	39
Ryder System, Inc.	375	21

		80

Total Industrials		798

INFORMATION TECHNOLOGY - 13.67%
Communications Equipment - 1.12%
Anixter International, Inc.	275	19
Polycom, Inc.A	2,127	23

		42

Computers & Peripherals - 0.61%
Datalink Corp.A	544	5
Mercury Systems, Inc.A	2,483	18

		23

Electronic Equipment & Instruments - 5.38%
Electro Scientific Industries, Inc.	1,806	20
FLIR Systems, Inc.	530	13

	Shares	Fair Value
		(000’s)
Itron, Inc.A	605	$28
Methode Electronics, Inc.	1,155	11
MTS Systems Corp.	475	27
Sanmina Corp.A	2,215	21
Tech Data Corp.A	490	25
Tronox Ltd., Class AA	975	18
Vishay Intertechnology, Inc.A	3,674	40

		203

Internet Software & Services - 2.18%
Keynote Systems, Inc.	1,489	23
Netgear, Inc.A	928	33
Perficient, Inc.A	2,151	26

		82

Semiconductor Equipment & Products - 4.38%
Cirrus Logic, Inc.A	455	13
Cypress Semiconductor Corp.	1,130	12
International Rectifier Corp.A	1,060	21
Kulicke & Soffa Industries, Inc.A	1,593	18
Omnivision Technologies, Inc.A	2,007	30
Photronics, Inc.A	6,764	40
Rubicon Technology, Inc.A	4,583	31

		165

Total Information Technology		515

MATERIALS - 6.82%
Chemicals - 4.14%
Cabot Corp.	509	19
Innophos Holdings, Inc.	590	30
KMG Chemicals, Inc.	785	15
Olin Corp.	510	12
OM Group, Inc.A	1,050	29
RPM International, Inc.	1,000	32
Stepan Co.	325	19

		156

Metals & Mining - 2.07%
Allegheny Technologies, Inc.	190	6
Commercial Metals Co.	1,415	24
Hecla Mining Co.	2,783	15
RTI International Metals, Inc.A	744	21
Stillwater Mining Co.A	921	12

		78

Paper & Forest Products - 0.61%
Schweitzer-Mauduit International, Inc.	575	23

Total Materials		257

UTILITIES - 0.37%
Portland General Electric Co.	500	14

Total Common Stock (Cost $3,136)		3,557

	Shares	Fair Value
		(000’s)

SHORT-TERM INVESTMENTS - 5.47% (Cost $206)
JPMorgan U.S. Government Money Market Fund, Capital Class	205,659	$206

TOTAL INVESTMENTS - 99.92% (Cost $3,342)		3,763
OTHER ASSETS, NET OF LIABILITIES - 0.08%		3

TOTAL NET ASSETS - 100.00%		$3,766

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	REIT - Real Estate Investment Trust.
C	Limited Liability Company.

Futures Contracts Open on January 31, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Future	Long	2	March, 2013	$180	$10

				$180	$10

American Beacon International Equity Fund

January 31, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)

AUSTRALIA - 0.98%
COMMON STOCKS - (Cost $12,176)
ANN, Inc.A	239,735	$4,287
James Hardie Industries plc, CDI	921,206	9,799
Orica Ltd.A	68,542	1,832

Total Australia		15,918

AUSTRIA - 0.06%
COMMON STOCKS - (Cost $2,898)
Telekom Austria AGA	135,569	1,004

BELGIUM - 1.27%
COMMON STOCKS - (Cost $9,111)
Anheuser-Busch InBev N.V.	218,844	18,988
KBC Groep N.V.	40,863	1,611

Total Belgium		20,599

CANADA - 1.91%
COMMON STOCKS - (Cost $29,373)
MDA Corp.A B	41,900	2,635
Potash Corp of Saskatchewan, Inc.C	159,720	6,785
Rogers Communications, Inc., Class B	182,500	8,481
Suncor Energy, Inc.	170,600	5,798
Talisman Energy, Inc.	578,700	7,230

Total Canada		30,929

DENMARK - 0.19%
COMMON STOCKS - (Cost $3,037)
Carlsberg AS, Class BA	28,375	3,036

FINLAND - 0.58%
COMMON STOCKS - (Cost $6,839)
Sampo OYJ, Class A	261,244	9,382

FRANCE - 10.17%
COMMON STOCKS - (Cost $129,835)
Alstom S.A.	197,990	8,788
AXA S.A.	686,812	12,720
BNP Paribas	376,795	23,642
Cie Generale des Etablissements Michelin	111,790	10,402
France Telecom S.A.	438,720	4,981
Legrand S.A.	255,152	11,580
Rexel S.A.	310,038	6,594
Sanofi	457,480	44,636
Technip S.A.	90,098	9,770
Total S.A.	353,554	19,169
Valeo S.A.	131,523	7,090

	Shares	Fair Value
		(000’s)
Vivendi S.A.	262,113	$5,620

Total France		164,992

GERMANY - 11.76%
COMMON STOCKS - (Cost $137,195)
Bayer AG Reg.	315,345	31,121
Bayerische Motoren Werke AG	87,601	8,820
Daimler AG	188,243	10,958
Deutsche Boerse AG	114,628	7,542
Deutsche Post AG Reg.	683,085	16,041
E.ON AG	252,980	4,398
HeidelbergCement AG	129,730	8,171
Infineon Technologies AG	744,460	6,717
Linde AG	77,820	14,201
Merck KGaA	139,634	19,424
Muenchener Rueckversicherungs AG Reg.	74,706	13,729
SAP AG	305,875	25,061
Siemens AG Reg.C	178,590	19,603
Thyssenkrupp AGA	209,613	5,092

Total Germany		190,878

HONG KONG/CHINA - 3.38%
COMMON STOCKS - (Cost $46,108)
AIA Group Ltd.	1,612,000	6,412
Cheung Kong Holdings Ltd.	335,500	5,498
China Merchants Hlds Intl.A	770,000	2,736
CNOOC Ltd.	4,009,000	8,292
HSBC Holdings plc	1,903,596	21,673
Hutchison Whampoa Ltd.	231,000	2,582
Yue Yuen Industrial Holdings Ltd.	2,264,667	7,622

Total Hong Kong/China		54,815

IRELAND - 1.12%
COMMON STOCKS - (Cost $17,780)
CRH plc	590,080	12,747
Smurfit Kappa Group plc	395,247	5,479

Total Ireland		18,226

ITALY - 2.66%
COMMON STOCKS - (Cost $37,719)
Atlantia SpA	402,831	7,455
ENI SpA	774,497	19,444
Intesa Sanpaolo SpA	2,847,656	5,807
Snam Rete Gas SpA	1,356,798	6,861
UniCredit SpA	546,000	3,526

Total Italy		43,093

JAPAN - 11.63%
COMMON STOCKS - (Cost $163,778)
Aeon Credit Service Co. Ltd.	104,600	2,166
Asics Corp.	515,080	7,328
Bank of Yokohama Ltd.	510,000	2,437
Canon, Inc.	164,500	6,053
Daikin Industries Ltd.	198,600	7,579

	Shares	Fair Value
		(000’s)
Daito Trust Construction Co Ltd.	92,300	$9,104
Don Quijote Co. Ltd.	220,200	8,765
FANUC Corp.	25,500	3,974
ITOCHU Corp.	507,400	5,737
JGC Corp.	409,000	11,580
KDDI Corp.	168,300	12,515
Komatsu Ltd.	253,700	6,756
Konica Minolta Holdings, Inc.	765,000	6,082
LIXIL Group Corp.	392,300	9,112
Nissan Motor Co. Ltd.	835,600	8,553
Sankyo Co Ltd.	13,100	521
Seven & I Holdings Co. Ltd.	218,900	6,660
Shin-Etsu Chemical Co Ltd.	133,600	8,167
Softbank Corp.	129,100	4,602
Sony Financial Holdings, Inc.	367,700	6,209
Sumitomo Mitsui Financial Group, Inc.	349,500	14,027
Tokyo Electron Ltd.	121,300	5,200
Toyota Motor Corp.	484,900	23,147
Trend Micro Inc.A	229,900	6,715
Yahoo Japan Corp.	14,580	5,732

Total Japan		188,721

NETHERLANDS - 5.90%
COMMON STOCKS - (Cost $89,541)
Akzo Nobel	411,688	28,168
ING Groep N.V. CVAA	2,036,931	20,602
Koninklijke Philips Electronics N.V.	309,647	9,674
PostNL N.V.	1,768,987	4,633
Randstad Holding N.V.	97,990	4,063
Reed Elsevier N.V.	1,231,840	19,143
SBM Offshore N.V.A D	610,355	9,369

Total Netherlands		95,652

NEW ZEALAND - 0.26%
COMMON STOCKS - (Cost $3,064)
Telecom Corp. of New Zealand Ltd.	2,059,350	4,191

NORWAY - 1.44%
COMMON STOCKS - (Cost $13,207)
Statoil ASA	329,640	8,780
Telenor ASA	659,120	14,538

Total Norway		23,318

PORTUGAL - 0.27%
COMMON STOCKS - (Cost $5,853)
Portugal Telecom SGPS S.A. Reg.	747,760	4,366

SINGAPORE - 2.63%
COMMON STOCKS - (Cost $33,979)
DBS Group Holdings Ltd.	1,156,342	13,977
Flextronics International Ltd.A	1,277,170	7,931
SembCorp Industries Ltd.	930,000	4,118
SembCorp Marine Ltd.	1,729,000	6,608
Singapore Telecommunications Ltd.	98,000	277

	Shares	Fair Value
		(000’s)
Singapore Telecommunications Ltd. New	3,428,000	$9,694

Total Singapore		42,605

SOUTH KOREA - 2.71%
COMMON STOCKS - (Cost $39,959)
Hyundai Mobis	22,409	5,865
KB Financial Group, Inc., ADRE	177,398	6,337
KT&G Corp.	161,469	11,254
LG Electronics, Inc.	93,743	6,207
POSCO	28,247	9,248
Samsung Electronics Co. Ltd., GDRF	7,638	5,072

Total South Korea		43,983

SPAIN - 2.50%
COMMON STOCKS - (Cost $31,595)
Enagas S.A.	86,022	2,036
Mediaset Espana Comunicacion S.A.	1,049,978	7,925
Red Electrica Corporation S.A.A	200,005	11,137
Repsol S.A.	295,086	6,589
Tecnicas Reunidas S.A.	161,946	8,238
Telefonica S.A.	321,963	4,669

Total Spain		40,594

SWEDEN - 3.40%
COMMON STOCKS - (Cost $43,500)
Assa Abloy AB, Class B	271,408	10,160
Autoliv, Inc.	78,484	5,148
Ericsson LM, Class B	764,490	8,898
Getinge AB, Class BA	183,052	5,649
Sandvik ABA	511,262	8,210
Skandinaviska Enskilda Banken AB, Class A	875,238	8,775
Swedbank AB, Class A	355,681	8,392

Total Sweden		55,232

SWITZERLAND - 7.80%
COMMON STOCKS - (Cost $96,926)
Adecco S.A. Reg.	85,290	4,902
Credit Suisse Group AG Reg.	238,340	7,045
GAM Holding AG	73,830	1,217
Givaudan S.A. Reg.	9,367	10,416
Nestle S.A. Reg.	45,460	3,192
Novartis AG Reg.	576,284	39,262
Roche Holding AG Genusschein	89,495	19,806
Swatch Groug AGA	11,669	6,403
Swiss Re AG	101,260	7,538
UBS AG Reg.	982,677	17,039
Zurich Insurance Group AG	33,975	9,774

Total Switzerland		126,594

UNITED KINGDOM - 21.03%
COMMON STOCKS - (Cost $287,611)
Aviva plc	2,504,473	14,566
BAE Systems plc	1,564,304	8,425

	Shares	Fair Value
		(000’s)
Balfour Beatty plc	1,521,317	$6,401
Barclays plc	1,798,784	8,587
BG Group plc	813,372	14,448
BHP Billiton plc	350,511	11,991
BP plc	1,161,340	8,597
British American Tobacco plc	490,036	25,515
Direct Line Insurance GroupA	1,896,344	6,704
GlaxoSmithKline plc	437,210	10,023
HSBC Holdings plc	176,260	2,004
Informa plc	1,561,558	11,863
Kingfisher plc	1,692,500	7,240
Lloyds Banking Group plcA	11,120,460	9,111
Marks & Spencer Group plc	1,059,270	6,379
Michael Page International plc	720,727	4,655
Petrofac Ltd.	565,322	14,686
Prudential plc	769,353	11,689
Reed Elsevier plc	624,471	6,804
Rexam plcA	2,511,831	18,664
Rio Tinto plc	153,568	8,671
Rolls-Royce Holdings plc	616,327	9,248
Royal Dutch Shell plc, Class A	730,060	25,949
Royal Dutch Shell plc, Class B	248,426	9,038
Standard Chartered plc	631,712	16,807
Tesco plc	3,862,918	21,829
Unilever plc	492,453	20,049
Vodafone Group plc	7,081,554	19,329

Total Common Stocks		339,272

PREFERRED STOCKS - (Cost $1,962)
Rexam plcA	2,776,286	1,981

Total United Kingdom		341,253

SHORT-TERM INVESTMENTS - 5.60%
American Beacon U.S. Government Money Market Select Fund, Select ClassG	10,000,000	10,000

JPMorgan U.S. Government Money Market Fund, Capital Class	80,865,022	80,865

Total Short-Term Investments (Cost $90,865)		90,865

SECURITIES LENDING COLLATERAL - 1.03% (Cost $16,778)
DWS Government and Agency Securities Portfolio, Institutional Class	7,000,000	7,000
American Beacon U.S. Government Money Market Select Fund, Select ClassG	9,778,435	9,778
Total Securities Lending Collateral		16,778

	Shares	Fair Value
		(000’s)
TOTAL INVESTMENTS - 100.28% (Cost $1,350,689)		1,627,024
LIABILITIES, NET OF OTHER ASSETS - (0.28%)		(4,501)

TOTAL NET ASSETS - 100.00%		$1,622,523

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	REIT - Real Estate Investment Trust.
C	All or a portion of this security is on loan at January 31, 2013.
D	Private Placement.
E	ADR - American Depositary Receipt.
F	GDR - Global Depositary Receipt.
G	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on January 31, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
France CAC 40 Index Futures	Long	184	March, 2013	$9,321	$132
UK FTSE 100 Index Futures	Long	219	March, 2013	21,736	1,058
Australia ASX SPI 200 Index Futures	Long	69	March, 2013	8,717	361
Canada S&P TSE 60 Index Futures	Long	74	March, 2013	10,765	241
Tokyo TOPIX Index Futures	Long	186	March, 2013	19,107	1,948
Sweden OMX 30 Index Futures	Long	172	February, 2013	3,157	93
Netherlands AEX Index Futures	Long	26	February, 2013	2,494	47
Hang Seng Index Futures	Long	20	February, 2013	3,066	13
Spain IBEX 35 Index Future	Long	26	February, 2013	2,960	(74)
Italy FTSE MIB Index Futures	Long	19	March, 2013	2,251	115
Germany DAX Index Futures	Long	32	March, 2013	8,466	123

				$92,040	$4,057

Foreign Currency Contracts Open at January 31, 2013 (000’s):

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	2,142,950	2/19/2013	BNY	$—	$(172,441)	$(172,441)
Sell	EUR	1,420,339	2/19/2013	SSB	—	(112,972)	(112,972)
Sell	EUR	722,611	2/19/2013	SSB	—	(57,533)	(57,533)
Sell	EUR	2,124,050	2/19/2013	SSB	—	(175,401)	(175,401)
Sell	EUR	2,124,050	2/19/2013	BNY	—	(175,019)	(175,019)
Buy	AUD	1,359,000	3/15/2013	UAG	—	(1,821)	(1,821)
Buy	AUD	4,243,000	3/15/2013	SCB	—	(23,887)	(23,887)
Buy	AUD	1,385,000	3/15/2013	BRC	—	(15,737)	(15,737)
Buy	AUD	895,000	3/15/2013	BOA	—	(13,492)	(13,492)
Sell	AUD	666,000	3/15/2013	BOA	—	(5,586)	(5,586)
Sell	AUD	1,158,000	3/15/2013	SOG	14,556	—	14,556
Buy	CAD	5,965,000	3/15/2013	SCB	—	(60,229)	(60,229)
Buy	CAD	1,851,000	3/15/2013	BRC	—	(23,277)	(23,277)
Buy	CAD	1,166,000	3/15/2013	BOA	—	(15,311)	(15,311)
Buy	CAD	1,809,000	3/15/2013	UAG	—	(10,980)	(10,980)
Sell	CAD	1,532,000	3/15/2013	SOG	16,536	—	16,536
Sell	CAD	977,000	3/15/2013	BOA	339	—	339
Buy	CHF	1,599,000	3/15/2013	CBK	43,759	—	43,759
Buy	CHF	4,696,000	3/15/2013	CBK	117,276	—	117,276
Buy	CHF	1,093,000	3/15/2013	BOA	5,372	—	5,372

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CHF	1,383,000	3/15/2013	UAG	$35,280	$—	$35,280
Sell	CHF	1,048,000	3/15/2013	SOG	—	(26,947)	(26,947)
Sell	CHF	656,000	3/15/2013	GLM	—	(2,084)	(2,084)
Buy	EUR	3,135,000	3/15/2013	CBK	200,632	—	200,632
Buy	EUR	2,084,000	3/15/2013	BOA	67,039	—	67,039
Buy	EUR	3,245,000	3/15/2013	UAG	92,848	—	92,848
Buy	EUR	9,222,000	3/15/2013	BRC	519,775	—	519,775
Sell	EUR	2,689,000	3/15/2013	SOG	—	(80,569)	(80,569)
Sell	EUR	1,631,000	3/15/2013	GLM	—	(57,529)	(57,529)
Buy	GBP	2,158,000	3/15/2013	CBK	—	(38,724)	(38,724)
Buy	GBP	7,311,000	3/15/2013	CBK	—	(186,066)	(186,066)
Buy	GBP	2,276,000	3/15/2013	UAG	—	(45,600)	(45,600)
Buy	GBP	1,461,000	3/15/2013	BOA	—	(42,886)	(42,886)
Sell	GBP	1,078,000	3/15/2013	GLM	31,426	—	31,426
Sell	GBP	1,878,000	3/15/2013	SOG	25,489	—	25,489
Buy	JPY	251,031,000	3/15/2013	UAG	—	(301,362)	(301,362)
Buy	JPY	803,067,000	3/15/2013	SCB	—	(954,245)	(954,245)
Buy	JPY	284,202,000	3/15/2013	BRC	—	(97,131)	(97,131)
Buy	JPY	186,934,000	3/15/2013	BOA	—	(76,111)	(76,111)
Sell	JPY	137,738,000	3/15/2013	BOA	94,350	—	94,350
Sell	JPY	236,257,000	3/15/2013	SOG	87,357	—	87,357
Buy	SEK	3,025,000	3/15/2013	CBK	23,219	—	23,219
Buy	SEK	3,354,000	3/15/2013	UAG	12,599	—	12,599
Buy	SEK	2,160,000	3/15/2013	BOA	7,320	—	7,320
Buy	SEK	10,274,000	3/15/2013	BRC	71,618	—	71,618
Sell	SEK	2,746,000	3/15/2013	SOG	—	(10,261)	(10,261)
Sell	SEK	1,616,000	3/15/2013	GLM	—	(6,350)	(6,350)

					$1,466,789	$(2,789,554)	$(1,322,765)

Glossary:

Counterparty Abbreviations:
BNY	Mellon Bank, N.A.	CBK	Citibank, N.A.	SOG	Societe Generale Bank
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank	SSB	State Street Bank and Trust Company
BOA	Bank of America, N.A.	SCB	Standard Chartered Bank	UAG	UBS AG

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	SEK	Swedish Krona
CAD	Canadian Dollar	GBP	British Pound
CHF	Swiss Franc	JPY	Japanese Yen

American Beacon Emerging Markets Fund

January 31, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)

ARGENTINA - 0.17%
PREFERRED STOCKS - (Cost $365)
Nortel Inversora S.A., Class BA, ADR	12,460	$205

AUSTRIA - 1.27%
COMMON STOCKS - (Cost $1,551)
Erste Group Bank AGB	39,101	1,316
Vienna Insurance Group AG	3,356	178

Total Austria		1,494

BRAZIL - 14.85%
COMMON STOCKS - (Cost $17,875)
Banco Bradesco S.A.B	17,500	311
Banco do Brasil S.A.	48,790	598
Banco Santander Brasil S.A., ADRA	267,820	1,972
Brasil Insurance Participacoes e Administracao S.A.	36,300	392
BRF - Brasil Foods S.A.B	33,610	739
CCR S.A.	21,500	222
Companhia Energetica de Minas Gerais, ADRA B	12,740	138
Diagnosticos da America S.A.	29,100	207
EDP - Energias do Brasil S.A.	53,200	326
Embraer S.A., ADRA B	47,170	1,560
Gerdau S.A., ADRA	20,710	182
Grupo BTG PactualB	700	12
Itau Unibanco Holding S.A., ADRA	47,362	818
JBS S.A.	89,600	343
Magnesita Refratarios S.A.	44,000	177
Marfrig Alimentos S.A.	30,700	158
PDG Realty S.A. Empreendimentos e Participacoes	57,400	91
Petroleo Brasileiro S.A., ADRA	72,170	1,323
Petroleo Brasileiro S.A., A Shares, ADRA	104,029	1,890
Petroleo Brasileiro S.A.	15,596	143
Porto Seguro S.A.	19,660	236
Raia Drogasil S.A.B	10,700	120
Sul America S.A.	23,721	222
Telefonica Brasil S.A., ADRA	38,915	984
TIM Participacoes S.A.	403,900	1,785
Ultrapar Participacoes S.A.	9,500	229
Vale S.A., ADRA	25,480	516
Vale SAB	616	12
Viver Incorporadora e Construtora S.A.B	431,588	191

Total Common Stocks		15,897

PREFERRED STOCKS - (Cost $1,154)
Banco Bradesco S.A.	23,500	432
Companhia de Bebidas, ADRA	14,380	679
Gerdau S.A.	10,000	88

	Shares	Fair Value
		(000’s)
Itau Unibanco Holding S.A.	5,400	$93
Petroleo Brasileiro S.A.	23,600	214
Vale S.A., A Shares	6,304	122

Total Preferred Stocks		1,628

Total Brazil		17,525

CAYMAN ISLANDS - 0.28%
COMMON STOCKS - (Cost $275)
Baoxin Auto Group Ltd.B	3,500	4
Chailease Holding Co. Ltd.B	1,500	20
Daphne International Holdings Ltd.	30,000	39
Gourmet Master Co.B	2,000	14
Qihoo 360 Technology Co. Ltd.B	3,578	108
Sino Biopharmaceutical	120,000	60
Uni-President China Holdings Ltd.	71,000	83

Total Cayman Islands		328

CHILE - 0.77%
COMMON STOCKS - (Cost $847)
Empresa Nacional de Electricidad S.A.	90,530	156
SACI Falabella	40,481	472
Sociedad Quimica y Minera de Chile S.A., ADRA	4,933	281

Total Chile		909

CZECH REPUBLIC - 0.58%
COMMON STOCKS - (Cost $750)
Komercni Banka AS	750	152
Telefonica Czech Republic AS	30,820	532

Total Czech Republic		684

EGYPT - 0.26%
COMMON STOCKS - (Cost $315)
Eastern Tobacco	20,950	310

HONG KONG/CHINA - 15.78%
COMMON STOCKS - (Cost $18,246)
Anhui Conch Cement Co. Ltd. H	40,500	159
Asia Cement China Holdings Corp.	91,500	47
Bank of China Ltd. H	946,000	467
Beijing Capital International Airport Co Ltd. H	258,000	216
Beijing Enterprises Holdings Ltd.	5,500	40
Belle International Holdings Ltd.	69,000	154
Bosideng International Holdings Ltd.	552,000	157
BYD Electronic International Co Ltd.	531,000	176
Chaoda Modern Agriculture Holdings Ltd.E	2,200,000	110
China Citic Bank Corp. Ltd.B	65,000	45
China Coal Energy Co Ltd. H	430,000	480
China Communications Services Corp. Ltd. H	300,000	183
China Construction Bank H	1,151,325	993
China Life Insurance Co Ltd. H	178,000	596

	Shares	Fair Value
		(000’s)
China Mengniu Dairy Co Ltd.	89,000	$260
China Mobile Ltd.	189,000	2,079
China Oilfield Services Ltd.	20,000	43
China Overseas Grand Oceans Group Ltd.	15,000	21
China Overseas Land & Investment Ltd.	58,000	180
China Pacific Insurance Group Co Ltd. H	108,400	425
China Petroleum & Chemical Corp.	90,000	109
China Power International Development Ltd.	533,800	193
China Railway Group Ltd. H	286,000	163
China Shenhua Energy Co Ltd.	21,500	93
China Yuchai International Ltd.	17,000	292
Chow Tai Fook Jewellery Group Ltd.	37,800	60
CNOOC Ltd.	102,000	211
Cosco International Holdings Ltd.	1,036,000	460
COSCO Pacific Ltd.	185,910	303
Datang International Power Generation Co. Ltd.	62,000	27
Dickson Concepts International Ltd.	280,445	158
Dongfeng Motor Group Co Ltd. H	76,000	124
First Pacific Co Ltd.	973,874	1,253
Global Bio-Chem Technology Group Co Ltd.	1,364,520	162
Guangzhou Automobile Group Co Ltd. H	505,370	424
Hengan International Group Co Ltd.	6,000	60
Huaneng Power International, Inc. H	203,900	211
Industrial & Commercial Bank of China Ltd.	885,555	667
Lianhua Supermarket Holdings Co. Ltd.	343,000	335
NWS Holdings Ltd.	160,303	286
People’s Food Holdings Ltd.	1,068,911	1,075
PetroChina Co. Ltd. H	320,000	456
PICC Property and Casualty Co. Ltd.	148,000	226
Samsonite International S.A.	137,700	299
Shanghai Industrial Holdings Ltd.	106,000	378
Shanghai Pharmaceuticals Holding Co. Ltd.	77,700	155
Sinotrans Ltd. H	6,040,058	1,105
Sinotrans Shipping Ltd.	2,868,000	769
Tencent Holdings Ltd.	13,100	458
Tingyi Cayman Islands Holding Corp.	6,000	17
Tsingtao Brewery Co. Ltd. H	32,000	185
Weiqiao Textile Co. Ltd. H	1,207,600	601
Xinhua Winshare Publishing and Media Co. Ltd.	341,000	195
Zhejiang Expressway Co. Ltd. H	338,000	301

Total Hong Kong/China		18,642

HUNGARY - 0.91%
COMMON STOCKS - (Cost $1,190)
Magyar Telekom Telecommunications plc	284,733	538

	Shares	Fair Value
		(000’s)
Richter Gedeon Nyrt	3,079	$531

Total Hungary		1,069

INDIA - 8.06%
COMMON STOCKS - (Cost $8,551)
ACC Ltd.	9,329	232
Asian Paints Ltd.	2,490	211
Bharat Heavy Electricals Ltd.	83,470	359
Glenmark Pharmaceuticals Ltd.	30,761	290
HDFC Bank Ltd.	36,872	445
Hindustan Petroleum Corp Ltd.	45,400	282
ICICI Bank Ltd., ADRA	2,830	127
India Cements Ltd.	174,550	285
Indian Oil Corp Ltd.	191,780	1,176
IndusInd Bank Ltd.	32,243	264
ITC Ltd.	63,494	367
Jubilant Life Sciences Ltd.	42,920	175
Larsen & Toubro Ltd.	6,121	178
NMDC Ltd.	137,740	401
Oriental Bank of Commerce	40,830	257
Punjab National Bank Ltd.	17,520	303
Reliance Industries Ltd.	65,356	1,091
Reliance Infrastructure Ltd.	98,720	957
Rolta India Ltd.	94,120	111
State Bank of India, GDRC	2,380	218
State Bank of India	7,040	321
Steel Authority of India Ltd.	151,230	246
Sterlite Industries India Ltd., ADRA	7,220	62
Sterlite Industries India Ltd.	126,690	272
Sun Pharmaceutical	15,149	204
Tata Consultancy Services Ltd.	11,021	278
Tata Motors Ltd.	11,113	62
Tata Steel Ltd.	23,955	183
Zee Entertainment Enterprises Ltd.	35,982	157

Total India		9,514

INDONESIA - 1.85%
COMMON STOCKS - (Cost $1,957)
Adaro Energy Tbk PT	890,000	151
Aneka Tambang Persero Tbk PT	407,500	57
Bank Negara Indonesia Persero Tbk PT	644,000	259
Bank Tabungan Negara Persero Tbk PT	1,128,010	187
Gudang Garam Tbk PT	35,500	189
Harum Energy Tbk PTB	136,000	84
Indofood Sukses Makmur Tbk PT	229,500	143
Indosat Tbk PT	532,000	371
Kalbe Farma Tbk PT	1,502,000	168
Lippo Karawaci Tbk PT	2,927,500	310
Medco Energi Internasional Tbk PT	569,500	92
Semen Indonesia Persero Tbk PTB	107,500	174

Total Indonesia		2,185

JAPAN - 0.17%
COMMON STOCKS - (Cost $305)
Nexon Co. Ltd.B	19,000	200

	Shares	Fair Value
		(000’s)

MALAYSIA - 1.08%
COMMON STOCKS - (Cost $1,285)
Astro Malaysia Holdings BhdB	203,800	$183
CIMB Group Holdings Bhd	120,400	279
Gamuda Bhd	159,000	191
Genting Bhd	107,300	328
IHH Healthcare BhdB	136,300	144
IJM Corp Bhd	89,200	145

Total Malaysia		1,270

MEXICO - 4.43%
COMMON STOCKS - (Cost $4,636)
Alfa SAB de CVB	90,680	219
America Movil SAB de CV, Series L, ADRA	23,528	594
Cemex SAB de CV, Series L, ADRA	113,444	1,236
Consorcio ARA SAB de CV	232,900	87
Desarrolladora Homex SAB de CVB	160,230	391
Desarrolladora Homex SAB de CV, ADRA B	24,740	362
Grupo Financiero Santander Mexico SAB de CV, ADRA B	23,500	365
Grupo Televisa S.A., ADRA	23,850	670
Mexichem SAB de CV	55,351	313
Urbi Desarrollos Urbanos, SAB de CVB	577,160	335
Wal-Mart de Mexico SAB de CV	202,800	656

Total Mexico		5,228

PERU - 0.53%
COMMON STOCKS - (Cost $475)
Credicorp Ltd.	4,010	628

PHILIPPINES - 1.52%
COMMON STOCKS - (Cost $1,218)
BDO Unibank Inc.B	44,840	85
Bloomberry Resorts Corp.B	587,900	188
DMCI Holdings Inc.B	155,820	211
International Container Terminal Services, Inc.B	85,000	159
Metro Pacific Investments Corp.	2,487,000	318
Metropolitan Bank & Trust	6,639	17
Philippine Long Distance Telephone Co.	5,590	383
SM Investments Corp.	18,650	436

Total Philippines		1,797

POLAND - 1.60%
COMMON STOCKS - (Cost $1,566)
Asseco Poland S.A.	10,631	155
Bank Pekao S.A.	7,110	350
Eurocash S.A.	27,683	451
PGNiG Group	144,529	257
Powszechny Zaklad Ubezpieczen S.A.	3,169	418

	Shares	Fair Value
		(000’s)
Telekomunikacja Polska S.A.	65,808	$255

Total Poland		1,886

RUSSIA - 5.73%
COMMON STOCKS - (Cost $5,911)
Eurasia Drilling Co Ltd., GDRC	886	34
Eurasia Drilling Co. Ltd., GDRC	3,279	124
Gazprom OAO, ADRA	250,929	2,375
Lukoil OAO, ADRA	35,070	2,361
MMC Norilsk NickelB	9,400	187
Mobivity Holdings Corp.B	1,857	49
Pharmstandard OJSC, GDRB C	21,250	413
Rosneft Oil Co., GDRB C	25,405	226
RusHydro, ADRA	242,140	609
SberbankB	3,710	55
VimpelCom Ltd., ADRA	27,480	330

Total Russia		6,763

SINGAPORE - 1.52%
COMMON STOCKS - (Cost $2,079)
Flextronics International Ltd.B	230,410	1,430
Haw Par Corp Ltd.	66,325	360

Total Singapore		1,790

SOUTH AFRICA - 3.76%
COMMON STOCKS - (Cost $4,747)
ABSA Group Ltd.	10,140	194
Adcock IngramB	40,770	262
Anglo American Platinum Ltd.	7,132	350
AngloGold Ashanti Ltd., ADRA	1,730	48
AngloGold Ashanti Ltd.	3,241	90
Clicks Group Ltd.	18,029	121
JD Group Ltd.	60,560	278
Life Healthcare Group Holdings Ltd.	35,900	126
MTN Group Ltd.	36,785	720
Murray & Roberts Holdings Ltd.B	135,710	386
Naspers Ltd., N Shares	4,502	291
Pick n Pay Stores Ltd.	30,671	156
SABMiller plc	6,133	302
Sasol Ltd.	8,000	346
Standard Bank Group Ltd.	44,516	582
Telkom SA Ltd.	98,200	183

Total South Africa		4,435

SOUTH KOREA - 16.78%
COMMON STOCKS - (Cost $15,966)
Cheil Industries, Inc.	1,620	130
Cheil Worldwide, Inc.	3,640	75
Coway Co. Ltd	3,486	151
GS Retail Co LtdB	3,050	77
Halla Climate ControlB	12,534	281
Hite Jinro Ltd.	10,187	299
Hyundai Development Co.	13,950	299
Hyundai Engineering & Construction Co. Ltd.	4,120	260
Hyundai Glovis Co. Ltd.	971	181

	Shares	Fair Value
		(000’s)
Hyundai Heavy Industries Co. Ltd.	199	$39
Hyundai Mobis	1,590	416
Hyundai Motor Co.	3,070	578
KB Financial Group, Inc.	50,654	1,809
Kia Motors Corp.	12,343	586
Korea Aerospace Industries Ltd.	920	21
Korea Electric Power Corp.B	29,225	870
Korea Electric Power Corp., ADRA	5,330	79
Korea Exchange Bank	23,920	167
KT Corp., ADRA	7,770	131
KT Corp.	4,880	164
LG Chem Ltd.	730	204
LG Display Co. Ltd.B	1,120	30
LG Electronics, Inc.	6,608	438
LG Household & Health Care Ltd.	301	168
LG Telecom Ltd.	10,490	78
Lotte Chilsung Beverage Co. Ltd.	259	347
Lotte Confectionery Co. Ltd.	428	678
Mando Corp.	3,113	346
Mirae Asset Securities Co. Ltd.	9,520	330
NCSoft Corp.	1,018	129
NongShim Co. Ltd.	551	141
Orion Corp.	78	73
POSCO, ADRA	170	14
POSCO	6,002	1,965
Samsung Electronics Co. Ltd.	2,359	3,136
Samsung Fire & Marine Insurance Co. Ltd.	3,051	618
Samsung Life Insurance Co. Ltd.	157	15
Shinhan Financial Group Co. Ltd.	39,482	1,484
Shinsegae Co. Ltd.	1,997	403
SK C&C Co. Ltd.	1,622	154
SK Telecom Co. Ltd., ADRA	13,370	229
SK Telecom Co. Ltd.	404	62
SM Entertainment Co.B	2,370	88
Tong Yang Life Insurance	10,930	119

Total Common Stocks		17,862

PREFERRED STOCKS - (Cost $1,670)
Hyundai Motor Co.	21,342	1,357
Samsung Electronics Co. Ltd.	767	597

Total Preferred Stocks		1,954

Total South Korea		19,816

TAIWAN - 5.75%
COMMON STOCKS - (Cost $6,434)
Asustek Computer, Inc.	13,648	156
AU Optronics Corp., ADRA	4,380	18
Chailease Holding Co. Ltd.	88,000	235
CHC Healthcare Group	16,000	62
China Life Insurance Co. Ltd.B	154,419	153
Chinatrust Financial Holding Co. Ltd.	595,045	341
Cleanaway Co. Ltd.	16,000	105
Compal Electronics, Inc.	1,167,000	848
First Financial Holding Co. Ltd.	234,000	143
Formosa Plastics Corp.	25,000	68

	Shares	Fair Value
		(000’s)
Hon Hai Precision Industry Co. Ltd.	332,059	$950
Lung Yen Life Service Corp.	25,000	75
MediaTek, Inc.	10,000	109
MStar Semiconductor, Inc.	10,000	76
Nan Ya Printed Circuit Board Corp.	256,099	319
Novatek Microelectronics Corp.	16,000	64
Powertech Technology, Inc.	149,400	225
Ruentex Development Co. Ltd.B	15,000	33
Siliconware Precision Industries Co., ADRA	7,460	39
Siliconware Precision Industries Co.	250,000	263
Simplo Technology Co. Ltd.B	37,000	172
SinoPac Financial Holdings Co. Ltd.	500,146	220
SYNNEX Corp.B	14,000	28
Taiwan Cement Corp.	106,000	143
Taiwan Semiconductor Manufacturing Co. Ltd.	288,385	992
Tatung Co. Ltd.	221,298	60
Transcend Information, Inc.	67,520	185
Uni-President Enterprises Corp.	152,141	267
United Microelectronics Corp.	837,226	326
Young Fast Optoelectronics Co. Ltd.	62,541	116

Total Taiwan		6,791

THAILAND - 1.76%
COMMON STOCKS - (Cost $1,755)
Bangkok Bank PCL	94,490	676
Bank of AyudhyaB	206,200	242
Banpu PCL, NVDRD	6,100	79
Banpu PCL	21,350	278
Land and Houses PCL, NVDRD	758,400	287
Robinson Department Store PCLB	59,900	141
Supalai Public Co. LTD.B	245,200	158
Total Access Communication PCL, NVDRD	14,200	41

Total Thailand		2,077

TURKEY - 2.91%
COMMON STOCKS - (Cost $2,515)
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	37,454	560
Asya Katilim Bankasi A.S.	93,410	118
Aygaz A.S.	69,890	394
Haci Omer Sabanci Holding A.S.	57,374	331
Tupras Turkiye Petrol Rafinerileri A.S	5,073	140
Turkcell Iletisim Hizmetleri A.S., ADRA B	4,710	73
Turkiye Garanti Bankasi A.S.	275,327	1,381
Turkiye Halk Bankasi A.S.	4,610	46
Turkiye Sise ve Cam Fabrikalari A.S.	32,150	56
Turkiye Vakiflar Bankasi Tao	114,447	335

Total Turkey		3,434

UNITED KINGDOM - 0.07%
COMMON STOCKS - (Cost $208)
JKX Oil & Gas plcB	76,470	67

	Shares	Fair Value
		(000’s)
Mondi plc	1,100	$13

Total United Kingdom		80

UNITED STATES - 0.65%
COMMON STOCKS - (Cost $773)
AsiaInfo-Linkage, Inc.B	69,810	767

Total United States		767

SHORT-TERM INVESTMENTS - 7.11% (Cost $8,397)
JPMorgan U.S. Government Money Market Fund, Capital Class	8,396,613	8,397

TOTAL INVESTMENTS - 100.15% (Cost $113,016)		118,224
LIABILITIES, NET OF OTHER ASSETS - (0.15%)		(179)

TOTAL NET ASSETS - 100.00%		$118,045

Percentages are stated as a percent of net assets.

A	ADR - American Depositary Receipt.
B	Non-income producing security.
C	GDR - Global Depositary Receipt.
D	NVDR - Non Voting Depositary Receipt.
E	Valued at fair value pursuant to procedures approved by the Board of Trustees.

Futures Contracts Open on January 31, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Market EMini Future	Long	149	March, 2013	$7,985	$57

				$7,985	$57

Foreign Currency Contracts Open at January 31, 2013 (000’s):

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	JPY	11,267,362	2/21/2013	SSB	$3,391	$—	$3,391

					$3,391	$—	$3,391

Glossary:
Counterparty Abbreviations:

SSB	State Street Bank and Trust Company

Currency Abbreviations:

JPY	Japanese Yen

American Beacon High Yield Bond Fund

January 31, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCKS - 0.37%
COMMUNICATIONS - 0.01%
Media - 0.01%
Dex One Corp.A	10,761	$18
SuperMedia, Inc.A	1,037	4

Total Communications		22

CONSUMER DISCRETIONARY - 0.11%
Automobiles - 0.11%
General Motors Co.A	6,381	179

INDUSTRIALS - 0.01%
Paper & Forest Products - 0.01%
Catalyst Paper Corp.A	8,426	16

RIGHTS - 0.24%
Charter Communications, Inc., Expires 11/30/2014A B	2,759	93
Charter Communications, Inc., Expires 11/30/2014A C	2,416	74
Horizon Lines, Inc. Expires 9/27/2036A B K	3,581,642	214

Total Rights		381

Total Common Stocks (Cost $2,120)		598

CONVERTIBLE PREFERRED STOCKS - 0.47%
FINANCIALS - 0.47%
Diversified Financials - 0.47%
Bank of America Corp., 7.25%, Due 12/31/2049	210	249
Wells Fargo & Co, 7.50%, Due 12/31/2049	385	497

Total Convertible Preferred Stocks (Cost $634)		746

PREFERRED STOCKS - 0.64%
FINANCIALS - 0.64%
Diversified Financials - 0.01%
Federal Home Loan Mortgage Corp., 1.00%, Due 12/31/2049A D	10,000	19

Financials - 0.63%
GMAC Capital Trust I, 1.00%, Due 2/15/2040D	11,600	309
Zions Bancorporation, 9.50%, Due 12/31/2049	26,300	687

		996

Total Preferred Stocks (Cost $1,210)		1,015

	Par Amount
	(000’s)
CONVERTIBLE OBLIGATIONS - 0.91%
Alpha Appalachia Holdings, Inc., 3.25%, Due 8/1/2015	$725	696
Alpha Natural Resources, Inc., 2.375%, Due 4/15/2015	535	500
E*Trade Financial Corp., 0.01%, Due 8/31/2019	240	252

Total Convertible Obligations (Cost $1,340)		1,448

CORPORATE OBLIGATIONS - 92.42%
Financials - 12.48%
ACE Cash Express, Inc., 11.00%, Due 2/1/2019E	275	271
Air Lease Corp., 4.75%, Due 3/1/2020	315	312
Ally Financial, Inc.,

	Par Amount	Fair Value
	(000’s)	(000’s)
5.50%, Due 2/15/2017	$120	$129
6.25%, Due 12/1/2017	80	89
8.00%, Due 12/31/2018	200	236
7.50%, Due 9/15/2020	500	601
Alphabet Holding Co. Inc, 7.75%, Due 11/1/2017E	140	145
ARD Finance S.A., 11.125%, Due 6/1/2018E F	483	521
Bank of America Corp., 8.125%, Due 12/31/2049D	500	566
Bank One Capital III, 8.75%, Due 9/1/2030	275	388
CDW LLC,
8.00%, Due 12/15/2018D G	140	156
8.50%, Due 4/1/2019G	500	554
Cemex Finance LLC, 9.375%, Due 10/12/2022E G	200	226
CIT Group, Inc.,
6.625%, Due 4/1/2018E	100	112
5.375%, Due 5/15/2020	200	217
5.00%, Due 8/15/2022	400	422
CKE Holdings, Inc., 10.50%, Due 3/14/2016E F	188	199
CNL Lifestyle Properties, Inc., 7.25%, Due 4/15/2019	250	248
CyrusOne LP, 6.375%, Due 11/15/2022E H	235	251
DJO Finance LLC.,
8.75%, Due 3/15/2018E G	100	111
7.75%, Due 4/15/2018G	365	362
9.875%, Due 4/15/2018E G	195	208
E*Trade Financial Corp.,
6.75%, Due 6/1/2016	175	186
6.00%, Due 11/15/2017	245	253
6.375%, Due 11/15/2019	1,425	1,477
General Electric Capital Corp., 7.125%, Due 12/31/2049D	200	229
Genworth Financial, Inc., 6.15%, Due 11/15/2066D	200	168
Hub International Ltd., 8.125%, Due 10/15/2018E	790	817
Innovation Ventures LLC, 9.50%, Due 8/15/2019E G	400	364
International Lease Finance Corp., 5.65%, Due 6/1/2014	400	419
iStar Financial, Inc., 9.00%, Due 6/1/2017	255	283
Mcron Finance Sub LLC, 8.375%, Due 5/15/2019E G	135	142
MetLife, Inc., 10.75%, Due 8/1/2069	150	230
Nara Cable Funding Ltd., 8.875%, Due 12/1/2018E	325	332
Nationwide Mutual Insurance Co., 9.375%, Due 8/15/2039E	225	325
Nuveen Investments, Inc.,
5.50%, Due 9/15/2015	380	369
9.125%, Due 10/15/2017E	880	890
9.50%, Due 10/15/2020E	580	597
Offshore Group Investments Ltd.,
11.50%, Due 8/1/2015	181	196
7.50%, Due 11/1/2019E	380	389
Onex USI Acquisition Corp., 7.75%, Due 1/15/2021E	275	270
Oppenheimer Holdings, Inc., 8.75%, Due 4/15/2018	400	429
Provident Funding Associates LP, 10.125%, Due 2/15/2019E H	255	272
Realogy Corp., 7.875%, Due 2/15/2019E	55	61
Realogy Group LLC, 9.00%, Due 1/15/2020E G	185	215
Regions Bank, 7.50%, Due 5/15/2018	250	305
ROC Finance LLC, 12.125%, Due 9/1/2018E G	425	490
Royal Bank of Scotland Group plc, 6.125%, Due 12/15/2022	300	309
Samson Investment Co., 9.75%, Due 2/15/2020E	745	791
Sophia LP, 9.75%, Due 1/15/2019E H	250	274
Synovus Financial Corp.,
5.125%, Due 6/15/2017	525	521

	Par Amount	Fair Value
	(000’s)	(000’s)
7.875%, Due 2/15/2019	$660	$751
TPC Group, Inc., 8.75%, Due 12/15/2020E	410	414
Tronox Finance LLC, 6.375%, Due 8/15/2020E G	370	372
UPCB Finance VI Ltd., 6.875%, Due 1/15/2022E	200	218
Western Alliance Bancorp, 10.00%, Due 9/1/2015	220	245

		19,927

Industrials - 68.13%
Abengoa Finance SAU, 8.875%, Due 11/1/2017E	400	394
Acadia Healthcare Co. Inc., 12.875%, Due 11/1/2018	355	444
ADS Waste Holdings, Inc., 8.25%, Due 10/1/2020E	300	321
Advanced Micro Devices, Inc., 7.50%, Due 8/15/2022E	175	146
Aircastle Ltd., 9.75%, Due 8/1/2018	290	333
Alere, Inc.,
7.25%, Due 7/1/2018E	400	416
8.625%, Due 10/1/2018	320	332
Aleris International, Inc., 7.875%, Due 11/1/2020	235	249
Algeco Scotsman Global Finance plc,
8.50%, Due 10/15/2018E	400	428
10.75%, Due 10/15/2019E	465	479
Allison Transmission, Inc., 7.125%, Due 5/15/2019E	380	412
AMC Entertainment, Inc., 9.75%, Due 12/1/2020	160	186
American Petroleum Tankers Parent LLC, 10.25%, Due 5/1/2015G	300	312
Antero Resources Finance Corp., 6.00%, Due 12/1/2020E	400	413
ArcelorMittal,
4.00%, Due 8/5/2015	170	175
6.00%, Due 3/1/2021	100	105
6.75%, Due 2/25/2022	300	330
Arch Coal, Inc.,
8.75%, Due 8/1/2016	205	211
7.00%, Due 6/15/2019	270	244
9.875%, Due 6/15/2019E	250	259
Ardagh Packaging Finance PLC,
7.375%, Due 10/15/2017E	200	220
9.125%, Due 10/15/2020E	200	220
7.00%, Due 11/15/2020E	400	403
ArvinMeritor, Inc., 10.625%, Due 3/15/2018	300	319
A-S Co-Issuer Subsidiary Inc., 7.875%, Due 12/15/2020E	275	274
Atkore International, Inc., 9.875%, Due 1/1/2018	245	270
Avaya, Inc.,
10.125%, Due 11/1/2015	225	214
9.00%, Due 4/1/2019E	200	207
Avis Budget Car Rental LLC, 9.75%, Due 3/15/2020G	385	446
Aviv Healthcare Properties LP, 7.75%, Due 2/15/2019H	200	215
BC Mountain LLC, 7.00%, Due 2/1/2021E G	300	308
Biomet, Inc.,
6.50%, Due 8/1/2020E	125	131
6.50%, Due 10/1/2020E	300	305
Boart Longyear Management Property Ltd., 7.00%, Due 4/1/2021E	230	238
Boyd Gaming Corp., 9.125%, Due 12/1/2018	220	229
Bresnan Broadband Holdings LLC, 8.00%, Due 12/15/2018E G	400	432
Brightstar Corp., 9.50%, Due 12/1/2016E	305	328
Bristow Group, Inc., 6.25%, Due 10/15/2022	275	297
Burlington Coat Factory Warehouse Corp., 10.00%, Due 2/15/2019	355	386

	Par Amount	Fair Value
	(000’s)	(000’s)
Cablevision Systems Corp.,
8.625%, Due 9/15/2017	$100	$117
8.00%, Due 4/15/2020	150	170
5.875%, Due 9/15/2022	160	157
Caesars Entertainment Operating Co. Inc, 9.00%, Due 2/15/2020E G	325	331
Caesars Entertainment Operating Co. Inc.,
11.25%, Due 6/1/2017	600	641
12.75%, Due 4/15/2018	475	363
Caesars Operating Escrow LLC, 9.00%, Due 2/15/2020E G	100	102
Callon Petroleum Co., 13.00%, Due 9/15/2016	220	228
Calumet Specialty Products Partners LP,
9.375%, Due 5/1/2019H	300	330
9.625%, Due 8/1/2020E H	100	112
Carmike Cinemas, Inc., 7.375%, Due 5/15/2019	200	219
Carrols Restaurant Group, Inc., 11.25%, Due 5/15/2018	175	195
Catalyst Paper Corp., 11.00%, Due 10/30/2017	146	120
CCO Holdings LLC,
5.25%, Due 9/30/2022G	125	124
5.125%, Due 2/15/2023G	150	148
CEDC Finance Corp International, Inc., 9.125%, Due 12/1/2016E	400	248
Cemex SAB de CV, 9.00%, Due 1/11/2018E	400	432
Cengage Learning Acquisitions, Inc.,
10.50%, Due 1/15/2015E	175	55
12.00%, Due 6/30/2019E	215	94
11.50%, Due 4/15/2020E	75	60
CenturyLink, Inc., 5.80%, Due 3/15/2022	300	314
Cenveo Corp., 8.875%, Due 2/1/2018	1,385	1,367
Cequel Communications Holdings I LLC, 6.375%, Due 9/15/2020E G	225	236
Ceridian Corp., 8.875%, Due 7/15/2019E	200	223
CEVA Group plc,
11.625%, Due 10/1/2016E	100	104
8.375%, Due 12/1/2017E	100	102
11.50%, Due 4/1/2018E	100	88
CHC Helicopter S.A., 9.25%, Due 10/15/2020	400	428
Chesapeake Midstream Partners LP., 6.125%, Due 7/15/2022H	225	239
Chesapeake Oilfield Operating LLC, 6.625%, Due 11/15/2019E G	300	297
Chester Downs & Marina LLC, 9.25%, Due 2/1/2020E G	375	368
Chrysler Group LLC, 8.00%, Due 6/15/2019G	230	252
CHS/Community Health Systems, Inc.,
5.125%, Due 8/15/2018	275	289
8.00%, Due 11/15/2019	525	575
7.125%, Due 7/15/2020	200	216
Cie Generale de Geophysique - Veritas, 6.50%, Due 6/1/2021	400	425
Cincinnati Bell, Inc., 8.75%, Due 3/15/2018	190	201
Clean Harbors, Inc., 5.125%, Due 6/1/2021E	250	258
Clear Channel Communications, Inc., 9.00%, Due 3/1/2021	1,520	1,413
Clear Channel Worldwide Holdings, Inc.,
7.625%, Due 3/15/2020	715	743
6.50%, Due 11/15/2022E	375	397
Clearwire Communications LLC, 12.00%, Due 12/1/2017E G	320	377
ClubCorp Club Operations, Inc., 10.00%, Due 12/1/2018	300	335
Columbus International, Inc., 11.50%, Due 11/20/2014E	330	368
CommScope, Inc., 8.25%, Due 1/15/2019E	400	437
Comstock Resources, Inc., 7.75%, Due 4/1/2019	310	320
Concho Resources, Inc., 6.50%, Due 1/15/2022	200	218
Consol Energy, Inc.,
8.00%, Due 4/1/2017	100	108

	Par Amount	Fair Value
	(000’s)	(000’s)
8.25%, Due 4/1/2020	$300	$325
Consolidated Container Co. LLC, 10.125%, Due 7/15/2020E G	200	216
CRC Health Corp., 10.75%, Due 2/1/2016	300	299
Cricket Communications, Inc., 7.75%, Due 10/15/2020	540	559
Crown Americas LLC, 4.50%, Due 1/15/2023E G	200	197
Crown Castle International Corp., 5.25%, Due 1/15/2023E	600	629
Crown Media Holdings, Inc., 10.50%, Due 7/15/2019	320	362
CSC Holdings LLC, 6.75%, Due 11/15/2021G	400	450
Cumulus Media Holdings, Inc., 7.75%, Due 5/1/2019	535	534
Dave & Buster’s, Inc., 11.00%, Due 6/1/2018	375	424
DaVita, Inc., 5.75%, Due 8/15/2022	325	341
Del Monte Corp., 7.625%, Due 2/15/2019	615	640
Dematic SA, 7.75%, Due 12/15/2020E	240	245
Digicel Group Ltd., 8.25%, Due 9/30/2020E	500	557
DigitalGlobe, Inc., 5.25%, Due 2/1/2021E	125	125
DISH DBS Corp.,
7.125%, Due 2/1/2016	600	668
5.875%, Due 7/15/2022	205	218
Drill Rigs Holdings, Inc., 6.50%, Due 10/1/2017E	625	622
DynCorp International, Inc., 10.375%, Due 7/1/2017	320	312
eAccess Ltd., 8.25%, Due 4/1/2018E	300	337
Eagle Rock Energy Partners LP, 8.375%, Due 6/1/2019H	300	312
Eagle Spinco, Inc., 4.625%, Due 2/15/2021E	380	382
Earthlink, Inc., 8.875%, Due 5/15/2019	215	231
Eileme 2 AB, 11.625%, Due 1/31/2020E	200	236
Eldorado Gold Corp., 6.125%, Due 12/15/2020E	230	242
Emergency Medical Services Corp., 8.125%, Due 6/1/2019	400	438
Endo Health Solutions, Inc., 7.25%, Due 1/15/2022	350	383
Endo Pharmaceuticals Holdings, Inc., 7.00%, Due 7/15/2019	200	218
Energy XXI Gulf Coast, Inc., 9.25%, Due 12/15/2017	200	228
EnergySolutions Inc., 10.75%, Due 8/15/2018	425	446
Entercom Radio LLC, 10.50%, Due 12/1/2019G	210	236
Euramax International, Inc., 9.50%, Due 4/1/2016	200	194
EVERTEC, Inc., 11.00%, Due 10/1/2018	350	386
ExamWorks Group, Inc., 9.00%, Due 7/15/2019	200	215
EXCO Resources, Inc., 7.50%, Due 9/15/2018	430	407
Exide Technologies, 8.625%, Due 2/1/2018	200	173
Exopack Holding Corp., 10.00%, Due 6/1/2018	300	279
Expro Finance Luxembourg SCA, 8.50%, Due 12/15/2016E	400	422
FAGE Dairy Industry S.A., 9.875%, Due 2/1/2020E	275	299
Felcor Lodging LP, 5.625%, Due 3/1/2023E H	235	237
First Data Corp.,
8.25%, Due 1/15/2021E	500	515
11.25%, Due 1/15/2021E	425	426
12.625%, Due 1/15/2021	400	426
Florida East Coast Railway Corp., 8.125%, Due 2/1/2017	300	322
FMG Resources August 2006 Property Ltd.,
7.00%, Due 11/1/2015E	210	219
6.00%, Due 4/1/2017E	105	108
6.875%, Due 2/1/2018E	500	519
6.875%, Due 4/1/2022E	215	223
Fontainebleau Las Vegas Holdings LLC, 10.25%, Due 6/15/2015D E G I L	800	1
Forbes Energy Services Ltd., 9.00%, Due 6/15/2019	755	671
Ford Motor Credit Co. LLC,
6.625%, Due 8/15/2017G	200	233
8.125%, Due 1/15/2020G	200	252

	Par Amount	Fair Value
	(000’s)	(000’s)
Freescale Semiconductor, Inc.,
10.125%, Due 3/15/2018E	$140	$155
9.25%, Due 4/15/2018E	100	110
8.05%, Due 2/1/2020	200	206
10.75%, Due 8/1/2020	200	222
Frontier Communications Corp.,
8.50%, Due 4/15/2020	400	462
8.75%, Due 4/15/2022	300	347
Goodrich Petroleum Corp., 8.875%, Due 3/15/2019	300	294
GrafTech International Ltd., 6.375%, Due 11/15/2020E	105	111
Gray Television, Inc., 7.50%, Due 10/1/2020	375	390
Grifols, Inc., 8.25%, Due 2/1/2018	400	439
GWR Operating Partnership LLP, 10.875%, Due 4/1/2017J	400	455
Hanger Orthopedic Group, Inc., 7.125%, Due 11/15/2018	170	183
HCA Holdings, Inc., 6.25%, Due 2/15/2021	400	421
HCA, Inc.,
7.19%, Due 11/15/2015	300	333
7.50%, Due 2/15/2022	400	462
5.875%, Due 3/15/2022	470	511
5.875%, Due 5/1/2023	300	313
HD Supply, Inc.,
7.50%, Due 7/15/2020E	545	537
11.50%, Due 7/15/2020E	185	213
10.50%, Due 1/15/2021E	135	138
HDTFS, Inc., 6.25%, Due 10/15/2022E	100	109
Helix Energy Solutions Group, Inc., 9.50%, Due 1/15/2016E	177	182
Hercules Offshore, Inc., 10.25%, Due 4/1/2019E	580	641
Hertz Corp.,
6.75%, Due 4/15/2019E	400	435
Hilcorp Energy I LP, 8.00%, Due 2/15/2020E H	200	222
Hilcorp Energy I LP, 7.625%, Due 4/15/2021E H	25	27
Horizon Lines LLC,
11.00%, Due 10/15/2016G	174	172
13.00%, Due 10/15/2016G	400	360
Horsehead Holding Corp., 10.50%, Due 6/1/2017E	195	208
Hughes Satellite Systems Corp., 7.625%, Due 6/15/2021	450	515
Huntsman International LLC, 4.875%, Due 11/15/2020G	250	253
Hyva Global BV, 8.625%, Due 3/24/2016E	200	194
Igloo Holdings Corp., 8.25%, Due 12/15/2017E	100	102
Ineos Finance plc, 8.375%, Due 2/15/2019E	200	219
Ineos Group Holdings Ltd., 8.50%, Due 2/15/2016E	300	302
Inmet Mining Corp.,
8.75%, Due 6/1/2020E	400	444
7.50%, Due 6/1/2021E	260	280
Integra Telecom Holdings, Inc., 10.75%, Due 4/15/2016E	390	411
Intelsat Jackson Holdings S.A.,
7.25%, Due 4/1/2019	250	268
7.25%, Due 10/15/2020E	450	482
7.50%, Due 4/1/2021	300	326
6.625%, Due 12/15/2022E	270	274
Intelsat Luxembourg S.A., 11.50%, Due 2/4/2017	300	318
International Automotive Components Group SL, 9.125%, Due 6/1/2018E	200	192
inVentiv Health, Inc.,
9.00%, Due 1/15/2018E	100	103
10.00%, Due 8/15/2018E	410	361
iPayment Holdings, Inc., 15.00%, Due 11/15/2018	150	116

	Par Amount	Fair Value
	(000’s)	(000’s)
iPayment, Inc., 10.25%, Due 5/15/2018	$300	$272
Isle of Capri Casinos, Inc.,
7.75%, Due 3/15/2019	150	162
8.875%, Due 6/15/2020	245	268
ITC Deltacom, Inc., 10.50%, Due 4/1/2016	324	345
Jaguar Holding Co. I, 9.375%, Due 10/15/2017E	300	318
Jaguar Holding Co. II, 9.50%, Due 12/1/2019E	100	114
Jaguar Land Rover Automotive plc, 5.625%, Due 2/1/2023E	175	179
Jarden Corp., 7.50%, Due 5/1/2017	165	186
JBS USA LLC, 8.25%, Due 2/1/2020E G	400	430
Jo-Ann Stores Holdings, Inc., 9.75%, Due 10/15/2019E	190	194
K Hovnanian Enterprises, Inc., 7.25%, Due 10/15/2020E	230	253
KB Home, 7.50%, Due 9/15/2022	300	336
Level 3 Financing, Inc.,
4.469%, Due 2/15/2015D	420	420
10.00%, Due 2/1/2018	425	473
8.625%, Due 7/15/2020	380	426
Liberty Tire Recycling, 11.00%, Due 10/1/2016E	300	285
LIN Television Corp., 8.375%, Due 4/15/2018	170	185
Linn Energy LLC,
6.50%, Due 5/15/2019G	355	362
8.625%, Due 4/15/2020G	500	550
7.75%, Due 2/1/2021G I	350	375
Lions Gate Entertainment, Inc., 10.25%, Due 11/1/2016E	155	171
Louisiana-Pacific Corp., 7.50%, Due 6/1/2020	350	398
LyondellBasell Industries N.V., 5.00%, Due 4/15/2019	245	270
M/I Homes, Inc., 8.625%, Due 11/15/2018	200	220
MacDermid, Inc., 9.50%, Due 4/15/2017E	715	743
Manitowoc Co. Inc., 8.50%, Due 11/1/2020	150	169
Marfrig Overseas Ltd., 9.50%, Due 5/4/2020E	250	238
Marina District Finance Co. Inc, 9.50%, Due 10/15/2015	470	478
MarkWest Energy Partners LP, 4.50%, Due 7/15/2023H	110	109
MedAssets, Inc., 8.00%, Due 11/15/2018	475	517
Media General, Inc., 11.75%, Due 2/15/2017	100	115
Mediacom LLC, 7.25%, Due 2/15/2022G	220	240
MGM Resorts International,
6.625%, Due 7/15/2015	400	432
11.375%, Due 3/1/2018	300	374
8.625%, Due 2/1/2019	105	120
6.75%, Due 10/1/2020E	235	247
6.625%, Due 12/15/2021	415	427
Midwest Vanadium Property Ltd., 11.50%, Due 2/15/2018E	200	129
Monitronics International, Inc., 9.125%, Due 4/1/2020	290	304
Motors Liquidation Co., 8.375%, Due 7/15/2049K	1,570	—
Mueller Water Products, Inc., 7.375%, Due 6/1/2017	290	298
National CineMedia LLC, 7.875%, Due 7/15/2021G	100	111
Navistar International Corp., 8.25%, Due 11/1/2021	300	295
NBTY, Inc., 9.00%, Due 10/1/2018	200	228
NCL Corp Ltd., 11.75%, Due 11/15/2016	170	192
NewPage Corp., 11.375%, Due 12/31/2014I	300	132
Nexstar Broadcasting, Inc.,
8.875%, Due 4/15/2017	150	165
6.875%, Due 11/15/2020E	225	235
NII Capital Corp., 7.625%, Due 4/1/2021	405	318
Nokia OYJ, 6.625%, Due 5/15/2039	520	486
Nord Anglia Education UK Holdings plc, 10.25%, Due 4/1/2017E	200	222

	Par Amount	Fair Value
	(000’s)	(000’s)
Norske Skogindustrier ASA, 6.125%, Due 10/15/2015E	$575	$480
Nortek, Inc.,
10.00%, Due 12/1/2018	230	261
8.50%, Due 4/15/2021	240	272
Novelis, Inc., 8.75%, Due 12/15/2020	400	452
NPC International Inc., 10.50%, Due 1/15/2020	175	203
Nufarm Australia Ltd., 6.375%, Due 10/15/2019E	210	223
Oil States International, Inc., 5.125%, Due 1/15/2023E	115	116
Olin Corp., 5.50%, Due 8/15/2022	300	313
OnCure Holdings, Inc., 11.75%, Due 5/15/2017	325	137
Orion Engineered Carbons Bondco GmbH, 9.625%, Due 6/15/2018E	200	218
Orion Engineered Carbons Finance & Co. SCA, 9.25%, Due 8/1/2019E	200	198
Parker Drilling Co., 9.125%, Due 4/1/2018	170	184
Perstorp Holding AB, 8.75%, Due 5/15/2017E	500	521
Petco Holdings, Inc., 8.50%, Due 10/15/2017E	220	227
PetroQuest Energy, Inc., 10.00%, Due 9/1/2017	250	263
Pinnacle Foods Finance LLC, 9.25%, Due 4/1/2015G	27	27
Pioneer Energy Services Corp., 9.875%, Due 3/15/2018	220	239
Prestige Brands, Inc.,
8.25%, Due 4/1/2018	300	329
8.125%, Due 2/1/2020	205	230
Quality Distribution LLC, 9.875%, Due 11/1/2018G	250	275
Quicksilver Resources, Inc., 9.125%, Due 8/15/2019	300	278
Radio One, Inc., 6.00%, Due 5/24/2016F	207	200
Radio Systems Corp., 8.375%, Due 11/1/2019E	200	213
Radnet Management, Inc., 10.375%, Due 4/1/2018	350	361
Rain CII Carbon LLC, 8.25%, Due 1/15/2021E G	100	105
Regal Cinemas Corp., 8.625%, Due 7/15/2019	400	443
Regal Entertainment Group, 5.75%, Due 2/1/2025	175	173
Reliance Intermediate Holdings LP, 9.50%, Due 12/15/2019E H	200	227
Reynolds Group Issuer Inc.,
8.50%, Due 5/15/2018	800	839
9.00%, Due 4/15/2019	485	512
9.875%, Due 8/15/2019	100	109
5.75%, Due 10/15/2020	360	368
8.25%, Due 2/15/2021	200	210
Rite Aid Corp., 9.75%, Due 6/12/2016	625	668
Rockwood Specialties Group, Inc., 4.625%, Due 10/15/2020	100	102
Rosetta Resources, Inc., 9.50%, Due 4/15/2018	250	279
Royal Caribbean Cruises Ltd., 5.25%, Due 11/15/2022	175	186
Ryland Group, Inc., 5.375%, Due 10/1/2022	145	149
Sabine Pass Liquefaction LLC, 5.625%, Due 2/1/2021E G	535	537
Sabine Pass LNG LP,
7.50%, Due 11/30/2016H	1,045	1,159
6.50%, Due 11/1/2020E H	380	390
Salem Communications Corp., 9.625%, Due 12/15/2016	103	113
Sanmina Corp., 7.00%, Due 5/15/2019E	140	143
Schaeffler Finance BV, 8.50%, Due 2/15/2019E	200	227
Select Medical Corp., 7.625%, Due 2/1/2015	41	41
Select Medical Holdings Corp., 6.429%, Due 9/15/2015D	205	204
Serta Simmons Holdings LLC, 8.125%, Due 10/1/2020E G	260	268
Shea Homes LP, 8.625%, Due 5/15/2019H	200	224
Shingle Springs Tribal Gaming Authority, 9.375%, Due 6/15/2015E	200	200
Silver II Borrower, 7.75%, Due 12/15/2020E	250	262
Simmons Foods, Inc., 10.50%, Due 11/1/2017E	400	386
Sirius XM Radio, Inc., 5.25%, Due 8/15/2022E	115	117

	Par Amount	Fair Value
	(000’s)	(000’s)
Sitel LLC,
11.00%, Due 8/1/2017E G	$100	$106
11.50%, Due 4/1/2018G	200	140
Sky Growth Acquisition Corp., 7.375%, Due 10/15/2020E	300	306
Smurfit Kappa Treasury Funding Ltd., 7.50%, Due 11/20/2025	425	454
Spansion LLC, 7.875%, Due 11/15/2017G	85	90
Spectrum Brands Escrow Corp.,
6.375%, Due 11/15/2020E	35	37
6.625%, Due 11/15/2022E	280	302
Spectrum Brands, Inc., 9.50%, Due 6/15/2018	205	232
Sprint Capital Corp., 8.75%, Due 3/15/2032	280	330
Sprint Nextel Corp.,
8.375%, Due 8/15/2017	800	924
9.00%, Due 11/15/2018E	500	618
7.00%, Due 3/1/2020E	100	116
7.00%, Due 8/15/2020	280	303
11.50%, Due 11/15/2021	550	751
6.00%, Due 11/15/2022	235	236
SRA International, Inc., 11.00%, Due 10/1/2019	100	104
SunGard Data Systems, Inc., 6.625%, Due 11/1/2019E	295	305
Swift Services Holdings, Inc., 10.00%, Due 11/15/2018	325	367
Syniverse Holdings, Inc., 9.125%, Due 1/15/2019	195	212
Taminco Acquisition Corp., 9.125%, Due 12/15/2017E	175	175
Taylor Morrison Communities Inc.,
7.75%, Due 4/15/2020E	910	978
Telesat Canada, 12.50%, Due 11/1/2017G	375	408
Tenet Healthcare Corp., 6.875%, Due 11/15/2031	250	229
Terex Corp., 6.00%, Due 5/15/2021	430	450
Tesoro Logistics LP, 5.875%, Due 10/1/2020E H	50	52
The Bon-Ton Department Stores, Inc., 10.625%, Due 7/15/2017E	390	388
Titan International, Inc., 7.875%, Due 10/1/2017	460	494
Tower Automotive Holdings USA LLC, 10.625%, Due 9/1/2017E G	250	278
TransUnion LLC, 11.375%, Due 6/15/2018G	100	116
UCI International, Inc., 8.625%, Due 2/15/2019	365	370
United Rentals North America, Inc.,
7.375%, Due 5/15/2020	125	138
8.375%, Due 9/15/2020	100	110
7.625%, Due 4/15/2022	370	413
Univision Communications, Inc., 7.875%, Due 11/1/2020E	825	892
US Coatings Acquisition Inc., 7.375%, Due 5/1/2021E	550	566
Valeant Pharmaceuticals International,
6.375%, Due 10/15/2020E	280	289
6.75%, Due 8/15/2021E	795	832
Vanguard Health Holding Co. II LLC, 8.00%, Due 2/1/2018G	150	159
Viasystems, Inc., 7.875%, Due 5/1/2019E	180	180
Visant Corp., 10.00%, Due 10/1/2017	540	494
Viskase Cos., Inc., 9.875%, Due 1/15/2018E	150	155
VPI Escrow Corp., 6.375%, Due 10/15/2020E	300	311
W&T Offshore, Inc.,
8.50%, Due 6/15/2019E	595	637
Warner Chilcott Co. LLC, 7.75%, Due 9/15/2018G	360	389
WaveDivision Escrow LLC, 8.125%, Due 9/1/2020E G	235	246
West Corp., 7.875%, Due 1/15/2019	400	424
Western Refining, Inc., 11.25%, Due 6/15/2017E	198	215
Westmoreland Coal Co., 10.75%, Due 2/1/2018	460	466
WEX, Inc., 4.75%, Due 2/1/2023E	200	200

	Par Amount	Fair Value
	(000’s)	(000’s)
WideOpenWest Finance LLC, 10.25%, Due 7/15/2019E G	$520	$570
Wind Acquisition Finance S.A.,
11.75%, Due 7/15/2017E	500	537
7.25%, Due 2/15/2018E	325	342
Wind Acquisition Holdings Finance S.A., 12.25%, Due 7/15/2017E F	288	304
Windstream Corp.,
7.50%, Due 6/1/2022	225	244
6.375%, Due 8/1/2023E	75	75
WMG Acquisition Corp.,
11.50%, Due 10/1/2018	185	215
6.00%, Due 1/15/2021E	625	663
Wok Acquisition Corp., 10.25%, Due 6/30/2020E	145	155
Wolverine World Wide, Inc., 6.125%, Due 10/15/2020E	210	221
Yonkers Racing Corp., 11.375%, Due 7/15/2016E	450	486
Zachry Holdings, Inc., 7.50%, Due 2/1/2020E	275	283

		108,791

Utilities - 11.81%
Access Midstream Partners LP, 4.875%, Due 5/15/2023H	115	114
AES Corp., 9.75%, Due 4/15/2016	210	250
Basic Energy Services, Inc.,
7.75%, Due 2/15/2019	120	119
7.75%, Due 10/15/2022	290	285
Calpine Corp.,
7.875%, Due 7/31/2020E	90	99
7.50%, Due 2/15/2021E	550	597
Carrizo Oil & Gas, Inc.,
8.625%, Due 10/15/2018	300	323
7.50%, Due 9/15/2020	100	104
Chaparral Energy, Inc.,
9.875%, Due 10/1/2020	300	344
8.25%, Due 9/1/2021	185	205
7.625%, Due 11/15/2022E	565	609
Chesapeake Energy Corp.,
6.625%, Due 8/15/2020	840	921
6.875%, Due 11/15/2020	280	308
6.125%, Due 2/15/2021	365	391
Clayton Williams Energy, Inc., 7.75%, Due 4/1/2019	300	297
Consolidated Communications Finance Co., 10.875%, Due 6/1/2020E	195	220
Continental Resources, Inc., 5.00%, Due 9/15/2022	240	256
Crosstex Energy LP, 8.875%, Due 2/15/2018H	400	430
Elwood Energy LLC, 8.159%, Due 7/5/2026G	257	268
Energy Future Intermediate Holding Co. LLC, 10.00%, Due 12/1/2020G	380	436
Energy Transfer Equity LP, 7.50%, Due 10/15/2020H	500	576
Enterprise Products Operating LLC, 7.034%, Due 1/15/2068D G	300	344
EPL Oil & Gas, Inc.,
8.25%, Due 2/15/2018E	775	817
Genesis Energy LP, 7.875%, Due 12/15/2018H	200	216
GenOn Energy, Inc., 7.625%, Due 6/15/2014	200	214
Halcon Resources Corp., 8.875%, Due 5/15/2021E	200	214
Holly Energy Partners LP, 6.50%, Due 3/1/2020E H	225	241
Intergen N.V., 9.00%, Due 6/30/2017E	400	372
Kinder Morgan Finance Co. LLC, 6.00%, Due 1/15/2018E G	500	551
Kodiak Oil & Gas Corp.,
8.125%, Due 12/1/2019	505	563
5.50%, Due 1/15/2021E	145	146
Magnum Hunter Resources Corp., 9.75%, Due 5/15/2020E	725	758

	Par Amount	Fair Value
	(000’s)	(000’s)
Martin Midstream Partners LP, 8.875%, Due 4/1/2018H	$437	$463
MetroPCS Wireless, Inc., 6.625%, Due 11/15/2020	215	228
Newfield Exploration Co., 5.625%, Due 7/1/2024	145	156
NRG Energy, Inc.,
7.625%, Due 5/15/2019	340	364
7.875%, Due 5/15/2021	535	599
Peabody Energy Corp.,
7.375%, Due 11/1/2016	600	684
6.25%, Due 11/15/2021	230	240
Penn Virginia Resource Partners LP, 8.375%, Due 6/1/2020E H	200	215
Plains Exploration & Production Co.,
6.125%, Due 6/15/2019	300	331
6.75%, Due 2/1/2022	100	113
6.875%, Due 2/15/2023	100	114
QEP Resources, Inc.,
5.375%, Due 10/1/2022	200	213
5.25%, Due 5/1/2023	100	105
QR Energy LP, 9.25%, Due 8/1/2020H	470	498
Regency Energy Partners LP, 6.50%, Due 7/15/2021H	225	246
Resolute Energy Corp., 8.50%, Due 5/1/2020E	530	543
Rockies Express Pipeline LLC,
6.00%, Due 1/15/2019E G	170	167
5.625%, Due 4/15/2020E G	205	193
SandRidge Energy, Inc., 8.00%, Due 6/1/2018E	400	420
Targa Resources Partners LP,
6.875%, Due 2/1/2021H	200	219
5.25%, Due 5/1/2023E H	210	218
Texas Competitive Electric Holdings Co. LLC, 11.50%, Due 10/1/2020E G	700	553
WPX Energy, Inc., 6.00%, Due 1/15/2022	360	387

		18,857

Total Corporate Obligations (Cost $140,780)		147,575

	Shares
SHORT-TERM INVESTMENTS - 5.13% (Cost $8,199)
JPMorgan U.S. Government Money Market Fund, Capital Class	8,198,780	8,199

TOTAL INVESTMENTS - 99.94% (Cost $154,284)		159,581
OTHER ASSETS, NET OF LIABILITIES - 0.06%		92

TOTAL NET ASSETS - 100.00%		$159,673

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Call.
C	Put.
D	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
E

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $59,449 or 37.23% of net assets. The Fund has no right to demand registration of these securities.

F	Is Payment in Kind.
G	Limited Liability Company.

H	Limited Partnership.
I	Non-voting participating shares.
J	Limited Liability Partnership.
K	Valued at fair value pursuant to procedures approved by the Board of Trustees.
L	In default.

American Beacon Retirement Income and Appreciation Fund

January 31, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCKS - 5.39%
CONSUMER STAPLES - 0.30%
Food & Drug Retailing - 0.30%
Costco Wholesale Corp.	4,400	$450

ENERGY - 0.49%
Energy Equipment & Services - 0.20%
National Oilwell Varco, Inc.	4,075	302

Oil & Gas - 0.29%
EOG Resources, Inc.	3,500	438

FINANCIALS - 0.96%
Diversified Financials - 0.83%
Franklin Resources, Inc.	5,550	759
T Rowe Price Group, Inc.	6,700	479

		1,238

Insurance - 0.13%
MetLife, Inc.	4,100	200

INFORMATION TECHNOLOGY - 3.64%
Communications Equipment - 0.28%
Cisco Systems, Inc.	20,500	422

Electronic Equipment & Instruments - 0.28%
Eaton Corp plc	7,300	416

Internet Software & Services - 0.37%
eBay, Inc.A	10,000	559

IT Consulting & Services - 0.70%
Accenture plc, Class A	7,770	559
Cognizant Technology Solutions Corp., Class AA	6,400	500

		1,059

Semiconductor Equipment & Products - 0.66%
QUALCOMM, Inc.	15,100	997

Software - 1.35%
Oracle Corp.	17,000	604
SAP AG, ADRB	14,300	1,170
Symantec Corp.A	11,600	253

		2,027

Total Common Stocks (Cost $6,757)		8,108

CONVERTIBLE PREFERRED STOCKS - 0.43% (Cost $486)
CONSUMER STAPLES - 0.43%
Food Products - 0.43%
Bunge Ltd., 4.88%, Due 12/31/2049	6,058	655

PREFERRED STOCKS - 2.90%
CONSUMER DISCRETIONARY - 0.50%
Automobiles - 0.50%
General Motors Co., 4.75%, Due 12/1/13	17,250	747

	Shares	Fair Value
		(000’s)
ENERGY - 0.87%
Oil & Gas - 0.87%
Apache Corp., 6.00%, Due 8/1/2013	8,850	$419
Chesapeake Energy Corp., 5.75%, Due 12/31/2049C	300	307
Chesapeake Energy Corp., 5.75%, Due 12/31/2049C	150	153
NextEra Energy, Inc., 5.60%, Due 6/1/2015	8,500	441

Total Energy		1320

FINANCIALS - 0.66%
Banks - 0.29%
Fifth Third Bancorp, 8.50%, Due 12/31/2049	3,000	436

Diversified Financials - 0.37%
AMG Capital Trust I, 5.10%, Due 4/15/2036	9,588	551

Total Financials		987

INDUSTRIALS - 0.87%
Aerospace & Defense - 0.58%
United Technologies Corp., 7.50%, Due 8/1/2015	15,450	880

Consumer Discretionary - 0.29%
Stanley Black & Decker, Inc., 4.75%, Due 11/17/2015	3,500	432

Total Industrials		1,312

Total Preferred Stocks (Cost $4,171)		4,366

	Par Amount
	(000’s)
CONVERTIBLE OBLIGATIONS - 8.60%
Communications - 0.60%
Omnicom Group, Inc., 0.000%, Due 7/1/2038	$400	434
priceline.com, Inc., 1.00%, Due 3/15/2018C	425	469

		903

Financials - 0.51%
Fidelity National Financial, Inc., 4.25%, Due 8/15/2018	350	466
Leucadia National Corp., 3.75%, Due 4/15/2014	250	304

		770

Health Care Providers & Services - 0.31%
WellPoint, Inc., 2.75%, Due 10/15/2042C	430	470

Industrials - 4.50%
Ares Capital Corp., 5.75%, Due 2/1/2016	400	431
Danaher Corp., 0.01%, Due 1/22/2021	245	427
EnerSys, Inc., 3.375%, Due 6/1/2038	165	200
Hologic, Inc., 2.00%, Due 12/15/2037D	111	137
Iconix Brand Group, Inc., 2.50%, Due 6/1/2016C	185	199
Ixia, 3.00%, Due 12/15/2015	360	441
Jarden Corp., 1.875%, Due 9/15/2018C	202	222
KB Home, 1.375%, Due 2/1/2019	200	204
Liberty Media LLC, 3.125%, Due 3/30/2023E	322	471
SEACOR Holdings, Inc., 2.50%, Due 12/15/2027C	220	234
Standard Pacific Corp., 1.25%, Due 8/1/2032	390	494
Steel Dynamics, Inc., 5.125%, Due 6/15/2014	39	44
Symantec Corp., 1.00%, Due 6/15/2013	660	764

	Par Amount	Fair Value
	(000’s)	(000’s)
Take-Two Interactive Software, Inc.,
4.375%, Due 6/1/2014	$150	$195
1.75%, Due 12/1/2016	90	89
Teleflex, Inc., 3.875%, Due 8/1/2017	700	929
The Medicines Co., 1.375%, Due 6/1/2017C	300	375
Trinity Industries, Inc., 3.875%, Due 6/1/2036	400	473
Volcano Corp., 1.75%, Due 12/1/2017	425	444

		6,773

Pharmaceuticals - 0.76%
Gilead Sciences, Inc., 1.625%, Due 5/1/2016	635	1,139

Software - 0.18%
Electronic Arts, Inc., 0.75%, Due 7/15/2016	281	265

Technology - 1.74%
EMC Corp., 1.75%, Due 12/1/2013	485	750
Linear Technology Corp., 3.00%, Due 5/1/2027	400	425
SanDisk Corp., 1.50%, Due 8/15/2017	735	915
Siemens AG, 1.05%, Due 8/16/2017	500	521

		2,611

Total Convertible Obligations (Cost $11,188)		12,931

CORPORATE OBLIGATIONS - 42.12%
Financials - 19.83%
AEGON Funding Co. LLC, 5.75%, Due 12/15/2020E	250	295
American International Group, Inc.,
6.40%, Due 12/15/2020	775	949
4.875%, Due 6/1/2022	400	446
Aon Corp., 8.205%, Due 1/1/2027	400	509
Bank of America Corp.,
7.80%, Due 9/15/2016	600	698
7.625%, Due 6/1/2019	1,250	1,589
Bank One Corp., 4.90%, Due 4/30/2015	250	270
Barclays Bank plc,
3.90%, Due 4/7/2015	290	308
6.75%, Due 5/22/2019	650	802
Bear Stearns Cos. LLC, 7.25%, Due 2/1/2018E	925	1,149
BNP Paribas S.A., 3.60%, Due 2/23/2016	280	297
BP Capital Markets plc, 3.20%, Due 3/11/2016	280	299
Citigroup, Inc.,
1.238%, Due 4/1/2014D	6	6
0.593%, Due 11/5/2014D	300	298
8.50%, Due 5/22/2019	1,250	1,666
Danske Bank A/S, 1.355%, Due 4/14/2014C D	600	604
Deutsche Bank AG, 3.875%, Due 8/18/2014	275	288
Fifth Third Bancorp, 3.625%, Due 1/25/2016	275	293
General Electric Capital Corp.,
0.505%, Due 1/8/2016D	1,145	1,131
5.625%, Due 5/1/2018	250	294
6.00%, Due 8/7/2019	300	363
5.50%, Due 1/8/2020	650	763
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	475	525
6.25%, Due 9/1/2017	550	644
6.00%, Due 6/15/2020	835	985
HSBC Finance Corp., 0.554%, Due 1/15/2014D	1,200	1,199
ING Bank N.V.,
5.125%, Due 5/1/2015C	300	316

	Par Amount	Fair Value
	(000’s)	(000’s)
3.75%, Due 3/7/2017C	$1,100	$1,175
JPMorgan Chase & Co.,
0.640%, Due 6/13/2016D	375	368
5.50%, Due 10/15/2040	350	409
Lincoln National Corp., 4.75%, Due 2/15/2014	105	109
Lloyds TSB Bank plc, 4.375%, Due 1/12/2015C	300	319
Merrill Lynch & Co. Inc., 6.11%, Due 1/29/2037	275	306
MetLife, Inc., 6.375%, Due 6/15/2034	400	516
Morgan Stanley,
0.784%, Due 10/15/2015D	900	880
7.30%, Due 5/13/2019	530	649
5.625%, Due 9/23/2019	450	510
National Australia Bank Ltd., 4.375%, Due 12/10/2020C	250	279
Nordea Bank AB, 4.875%, Due 1/27/2020C	250	286
Nuveen Investments, Inc.,
9.125%, Due 10/15/2017C	200	203
9.50%, Due 10/15/2020C	220	227
PNC Funding Corp., 4.375%, Due 8/11/2020	260	294
Prudential Financial, Inc., 7.375%, Due 6/15/2019	250	319
Samson Investment Co., 9.75%, Due 2/15/2020C	350	372
Simon Property Group LP, 10.35%, Due 4/1/2019F	300	432
Societe Generale S.A.,
2.20%, Due 9/14/2013C	250	251
1.355%, Due 4/11/2014C D	1,200	1,202
Svenska Handelsbanken AB, 2.875%, Due 4/4/2017	650	686
UBS AG, 5.875%, Due 12/20/2017	950	1,128
Wachovia Corp.,
0.674%, Due 10/15/2016D	600	592
5.75%, Due 2/1/2018	1,100	1,312

		29,810

Industrials - 19.30%
AbbVie, Inc., 2.90%, Due 11/6/2022C	300	297
Altria Group, Inc., 4.75%, Due 5/5/2021	300	334
America Movil SAB de CV, 6.375%, Due 3/1/2035	275	346
American Axle & Manufacturing, Inc., 6.625%, Due 10/15/2022	420	437
American Honda Finance Corp.,
4.625%, Due 4/2/2013C	250	252
2.125%, Due 2/28/2017C	500	515
3.875%, Due 9/21/2020C	250	272
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, Due 4/15/2020	290	343
8.00%, Due 11/15/2039	100	156
Apache Corp., 5.10%, Due 9/1/2040	130	142
AT&T, Inc.,
5.50%, Due 2/1/2018	750	880
4.35%, Due 6/15/2045C	473	447
Brunswick Corp., 7.125%, Due 8/1/2027	400	416
Burlington Northern Santa Fe LLC,
5.75%, Due 3/15/2018E	325	390
5.75%, Due 5/1/2040E	140	167
Calfrac Holdings LP, 7.50%, Due 12/1/2020C F	200	202
Calumet Specialty Products Partners LP, 9.375%, Due 5/1/2019F	700	768
Canadian National Railway Co., 5.55%, Due 5/15/2018	250	297
Canadian Natural Resources Ltd., 6.25%, Due 3/15/2038	275	341
Caterpillar Financial Services Corp., 2.75%, Due 6/24/2015	280	294

	Par Amount	Fair Value
	(000’s)	(000’s)
CBS Corp., 3.375%, Due 3/1/2022	$500	$507
CHS/Community Health Systems, Inc., 7.125%, Due 7/15/2020	400	432
Clean Harbors, Inc., 5.125%, Due 6/1/2021C	215	221
Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013	109	110
Comcast Corp., 6.55%, Due 7/1/2039	400	503
CSX Corp., 5.50%, Due 4/15/2041	250	283
CVS Caremark Corp., 3.25%, Due 5/18/2015	140	148
Daimler Finance North America LLC,
3.00%, Due 3/28/2016C E	150	156
2.95%, Due 1/11/2017C E	300	313
2.40%, Due 4/10/2017C E	450	463
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042C	850	871
Dow Chemical Co., 4.125%, Due 11/15/2021	300	324
Edgen Murray Corp., 8.75%, Due 11/1/2020C	475	486
EOG Resources, Inc., 2.50%, Due 2/1/2016	250	261
Ford Motor Credit Co. LLC,
4.25%, Due 2/3/2017E	300	320
5.875%, Due 8/2/2021E	350	398
France Telecom S.A., 2.125%, Due 9/16/2015	125	128
Goodyear Tire & Rubber Co., 7.00%, Due 5/15/2022	500	536
H&E Equipment Services, Inc., 7.00%, Due 9/1/2022C	400	437
HCA Holdings, Inc., 7.75%, Due 5/15/2021	400	438
Health Management Associates, Inc., 7.375%, Due 1/15/2020	175	192
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	250	252
4.05%, Due 9/15/2022	350	340
iGate Corp., 9.00%, Due 5/1/2016	300	330
Inmet Mining Corp., 8.75%, Due 6/1/2020C	400	444
Jaguar Land Rover Automotive plc,
7.75%, Due 5/15/2018C	150	165
8.125%, Due 5/15/2021C	350	393
5.625%, Due 2/1/2023C	150	153
Johnson Controls, Inc., 5.00%, Due 3/30/2020	300	339
Kellogg Co.,
4.25%, Due 3/6/2013	250	251
1.875%, Due 11/17/2016	150	154
Liberty Media LLC, 8.25%, Due 2/1/2030E	450	497
McKesson Corp., 3.25%, Due 3/1/2016	140	150
Meritage Homes Corp., 7.00%, Due 4/1/2022	290	320
Norfolk Southern Corp., 5.75%, Due 4/1/2018	325	387
Northrop Grumman Corp., 5.05%, Due 8/1/2019	150	174
Nuance Communications, Inc., 2.75%, Due 11/1/2031	260	290
PVH Corp., 4.50%, Due 12/15/2022	50	50
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	125	136
Qwest Capital Funding, Inc., 7.75%, Due 2/15/2031	250	257
Royal Caribbean Cruises Ltd., 7.50%, Due 10/15/2027	500	563
SABMiller Holdings, Inc., 4.95%, Due 1/15/2042C	300	331
Seagate HDD Cayman, 6.875%, Due 5/1/2020	350	380
SunGard Data Systems, Inc., 6.625%, Due 11/1/2019C	215	222
Terex Corp., 6.00%, Due 5/15/2021	220	230
Thomson Reuters Corp., 4.70%, Due 10/15/2019	125	142
Time Warner Cable, Inc., 5.85%, Due 5/1/2017	650	758
Time Warner, Inc.,
4.875%, Due 3/15/2020	450	516
4.75%, Due 3/29/2021	325	367
United Rentals North America, Inc.,
7.625%, Due 4/15/2022	500	558
6.125%, Due 6/15/2023	90	96

	Par Amount	Fair Value
	(000’s)	(000’s)
United Technologies Corp., 6.125%, Due 7/15/2038	$450	$583
UnitedHealth Group, Inc., 3.875%, Due 10/15/2020	250	272
Verizon Communications, Inc.,
5.50%, Due 4/1/2017	250	292
4.60%, Due 4/1/2021	340	386
6.90%, Due 4/15/2038	325	436
Viacom, Inc., 4.50%, Due 2/27/2042	550	524
Vodafone Group plc, 6.15%, Due 2/27/2037	375	481
Volkswagen International Finance N.V., 1.625%, Due 3/22/2015C	650	658
W&T Offshore, Inc., 8.50%, Due 6/15/2019	375	401
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	350	502
Wolverine World Wide, Inc., 6.125%, Due 10/15/2020C	12	13
Xerox Corp.,
5.65%, Due 5/15/2013	75	76
8.25%, Due 5/15/2014	150	163
2.95%, Due 3/15/2017	175	178

		29,033

Utilities - 2.99%
Carrizo Oil & Gas, Inc., 7.50%, Due 9/15/2020	835	869
Commonwealth Edison Co., 4.00%, Due 8/1/2020	135	150
Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039	300	367
Devon Energy Corp., 4.75%, Due 5/15/2042	300	298
EDF S.A., 4.60%, Due 1/27/2020C	300	333
FirstEnergy Solutions Corp., 4.80%, Due 2/15/2015	150	161
MidAmerican Energy Holdings Co., 6.125%, Due 4/1/2036	500	622
Pacific Gas & Electric Co., 6.25%, Due 12/1/2013	175	183
Progress Energy, Inc., 4.875%, Due 12/1/2019	350	402
Southern Co., 1.95%, Due 9/1/2016	310	320
Southwestern Electric Power Co., 3.55%, Due 2/15/2022	600	620
TransCanada PipeLines Ltd., 6.10%, Due 6/1/2040	140	180

		4,505

Total Corporate Obligations (Cost $58,047)		63,348

FOREIGN GOVERNMENT OBLIGATIONS - 0.37%
Agency - 0.37%
Petrobras International Finance Co., 3.875%, Due 1/27/2016	200	209
Petroleos Mexicanos, 6.00%, Due 3/5/2020	300	353

Total Foreign Government Obligations (Cost $497)		562

ASSET-BACKED OBLIGATIONS - 2.37%
Ally Master Owner Trust,
0.856%, Due 6/15/2015, 2011-5 AD	650	651
1.21%, Due 6/15/2017, 2012 3 A2	1,800	1,814
Nissan Master Owner Trust Receivables, 0.676%, Due 5/15/2017, 2012 A AD	1,100	1,105

Total Asset-Backed Obligations (Cost $3,550)		3,570

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.88%
Banc of America Commercial Mortgage Trust,
5.317%, Due 9/10/2047, 2006-5 A2	198	198
5.634%, Due 4/10/2049, 2007-2 A2	101	104
GS Mortgage Securities Corp II,
4.607%, Due 7/10/2039, 2005-GG4 A3	9	9
3.849%, Due 12/10/2043, 2010-C2 A1C	616	666
3.645%, Due 3/10/2044, 2011-GC3 A2C	750	809
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	130	132

	Par Amount	Fair Value
	(000’s)	(000’s)
3.853%, Due 6/15/2043, 2010-C1 A1C	$520	$552
4.388%, Due 2/15/2046, 2011-C3 A3C	650	732
5.726%, Due 2/12/2049, 2007-CB19 A4	400	465
5.629%, Due 2/12/2051, 2007-CB20 A2	73	73
LB-UBS Commercial Mortgage Trust, 5.424%, Due 2/15/2040, 2007-C1 A4	450	516
Wachovia Bank Commercial Mortgage Trust, 5.734%, Due 6/15/2049, 2007-C32 A2	80	81

Total Non-Agency Mortgage-Backed Obligations (Cost $4,016)		4,337

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 22.87%
Federal Home Loan Mortgage Corporation - 5.62%
5.00%, Due 2/1/2021	226	243
4.50%, Due 4/1/2021	229	245
5.00%, Due 9/1/2035	663	716
5.50%, Due 4/1/2037	185	200
5.00%, Due 3/1/2038	307	330
5.50%, Due 5/1/2038	256	277
0.606%, Due 12/15/2040D	986	989
4.00%, Due 1/1/2041	1,259	1,335
4.50%, Due 2/1/2041	1,242	1,329
3.50%, Due 6/1/2042	2,646	2,790

		8,454

Federal National Mortgage Association - 4.20%
3.50%, Due 1/1/2026	308	326
6.50%, Due 7/1/2032	137	154
5.50%, Due 6/1/2033	240	263
4.50%, Due 9/1/2034	130	140
5.50%, Due 12/1/2035	260	284
5.00%, Due 2/1/2036	217	235
5.50%, Due 4/1/2036	374	408
5.50%, Due 2/1/2037	254	276
6.00%, Due 9/1/2037	160	176
6.00%, Due 1/1/2038	245	268
4.50%, Due 1/1/2040	854	916
4.00%, Due 9/1/2040	616	656
4.00%, Due 1/1/2041	2,086	2,219

		6,321

Government National Mortgage Association - 10.51%
6.00%, Due 2/15/2033	374	425
5.50%, Due 4/15/2033	471	518
5.00%, Due 5/15/2033	314	345
1.692%, Due 11/16/2035, 2010-148 A	211	213
2.21%, Due 12/16/2035, 2011-31 A	2,668	2,727
2.989%, Due 3/16/2039, 2010-71 AC	312	319
2.17%, Due 4/16/2041, 2012 44 A	2,956	3,067
2.70%, Due 4/16/2043, 2011-109 AB	2,657	2,773
2.543%, Due 9/16/2044, 2011-96 AC	2,192	2,278
3.20%, Due 11/16/2044, 2011-92 B	2,900	3,108
2.351%, Due 6/16/2050, 2010-100 A	38	38

		15,811

National Credit Union Administration - 2.54%
0.607%, Due 3/11/2020, 2011 R3 1AD	1,860	1,871
0.658%, Due 10/7/2020, 2010 R1 1AD	1,939	1,946

		3,817

Total U.S. Agency Mortgage-Backed Obligations (Cost $33,172)		34,403

U.S. TREASURY OBLIGATIONS - 10.13%
U.S. Treasury Bonds - 4.57%

	Par Amount	Fair Value
	(000’s)	(000’s)
3.625%, Due 2/15/2020	$875	$1,008
2.00%, Due 2/15/2022	1,200	1,216
6.25%, Due 8/15/2023	800	1,123
6.875%, Due 8/15/2025	250	376
5.25%, Due 11/15/2028	550	737
4.75%, Due 2/15/2037	420	551
4.50%, Due 8/15/2039	910	1,158
3.125%, Due 2/15/2042	700	699

		6,868

U.S. Treasury Notes - 5.56%
2.125%, Due 11/30/2014	2,500	2,584
2.50%, Due 3/31/2015	1,000	1,048
0.25%, Due 12/15/2015	2,000	1,992
0.875%, Due 1/31/2017	1,200	1,211
1.50%, Due 8/31/2018	1,500	1,539

		8,374

Total U.S. Treasury Obligations (Cost $14,434)		15,242

	Shares
SHORT-TERM INVESTMENTS - 0.97% (Cost $1,462)
JPMorgan U.S. Government Money Market Fund, Capital Class	1,462,024	1,462

TOTAL INVESTMENTS - 99.03% (Cost $137,779)		148,984
OTHER ASSETS, NET OF LIABILITIES - 0.97%		1,431

TOTAL NET ASSETS - 100.00%		$150,415

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	ADR - American Depositary Receipt.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $18,066 or 12.01% of net assets. The Fund has no right to demand registration of these securities.

D	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
E	Limited Liability Company.
F	Limited Partnership.

American Beacon Intermediate Bond Fund

January 31, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 44.99%
Financials - 19.09%
AEGON Funding Co. LLC, 5.75%, Due 12/15/2020A	$400	$472
American Express Co., 4.05%, Due 12/3/2042B	438	422
American Express Credit Corp., 1.75%, Due 6/12/2015	1,405	1,431
American International Group, Inc.,
6.40%, Due 12/15/2020	800	979
4.875%, Due 6/1/2022	1,000	1,115
Bank of America Corp.,
7.80%, Due 9/15/2016	700	814
7.625%, Due 6/1/2019	1,695	2,155
5.70%, Due 1/24/2022	2,000	2,345
Bank of New York Mellon Corp., 2.30%, Due 7/28/2016	920	958
Bank of Nova Scotia, 0.75%, Due 10/9/2015	910	909
Bank One Corp., 4.90%, Due 4/30/2015	500	540
Barclays Bank plc,
3.90%, Due 4/7/2015	380	403
6.75%, Due 5/22/2019	650	802
Bear Stearns Cos. LLC, 7.25%, Due 2/1/2018A	2,145	2,664
BNP Paribas S.A., 3.60%, Due 2/23/2016	400	425
BP Capital Markets plc,
3.20%, Due 3/11/2016	400	427
4.50%, Due 10/1/2020	740	842
2.50%, Due 11/6/2022	895	864
Canadian Imperial Bank of Commerce, 2.35%, Due 12/11/2015	850	888
Capital One Financial Corp., 2.125%, Due 7/15/2014	670	682
Citigroup, Inc.,
1.238%, Due 4/1/2014C	8	8
0.593%, Due 11/5/2014C	380	377
6.01%, Due 1/15/2015	570	621
4.45%, Due 1/10/2017	1,000	1,098
8.50%, Due 5/22/2019	2,390	3,187
5.875%, Due 1/30/2042	500	601
CNA Financial Corp., 7.35%, Due 11/15/2019	660	833
Danske Bank A/S, 1.355%, Due 4/14/2014B C	780	785
Deutsche Bank AG, 3.875%, Due 8/18/2014	400	419
Fifth Third Bancorp, 3.625%, Due 1/25/2016	400	426
General Electric Capital Corp.,
0.505%, Due 1/8/2016C	1,300	1,285
5.625%, Due 5/1/2018	375	441
6.00%, Due 8/7/2019	350	423
5.50%, Due 1/8/2020	2,020	2,370
5.30%, Due 2/11/2021	390	444
5.875%, Due 1/14/2038	570	666
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	800	885
6.25%, Due 9/1/2017	800	936
5.95%, Due 1/18/2018	935	1,086
6.00%, Due 6/15/2020	990	1,168
5.75%, Due 1/24/2022	500	583
HCP, Inc., 5.375%, Due 2/1/2021	500	579
Health Care REIT, Inc.,
3.625%, Due 3/15/2016D	565	599
5.25%, Due 1/15/2022D	495	554
HSBC Finance Corp., 0.554%, Due 1/15/2014C	1,250	1,249

	Par Amount	Fair Value
	(000’s)	(000’s)
ING Bank N.V.,
5.125%, Due 5/1/2015B	$250	$263
3.75%, Due 3/7/2017B	1,500	1,603
JPMorgan Chase & Co.,
3.45%, Due 3/1/2016	1,120	1,194
0.640%, Due 6/13/2016C	480	471
3.15%, Due 7/5/2016	1,000	1,058
5.50%, Due 10/15/2040	425	497
KeyCorp, 5.10%, Due 3/24/2021	385	445
Liberty Mutual Group, Inc., 5.00%, Due 6/1/2021B	390	424
Lincoln National Corp., 4.75%, Due 2/15/2014	50	52
Lloyds TSB Bank plc, 4.375%, Due 1/12/2015B	375	399
Merrill Lynch & Co. Inc.,
6.40%, Due 8/28/2017	940	1,101
6.50%, Due 7/15/2018	520	615
6.11%, Due 1/29/2037	360	401
MetLife, Inc., 6.375%, Due 6/15/2034	500	645
Morgan Stanley,
1.902%, Due 1/24/2014C	2,000	2,016
0.784%, Due 10/15/2015C	1,180	1,153
7.30%, Due 5/13/2019	370	453
5.625%, Due 9/23/2019	600	680
National Australia Bank Ltd., 4.375%, Due 12/10/2020B	425	474
Nordea Bank AB, 4.875%, Due 1/27/2020B	450	515
PNC Funding Corp.,
4.25%, Due 9/21/2015	670	731
4.375%, Due 8/11/2020	410	464
3.30%, Due 3/8/2022	515	529
Prudential Financial, Inc., 7.375%, Due 6/15/2019	450	574
Rabobank Nederland, 2.125%, Due 10/13/2015	640	660
Royal Bank of Canada,
1.15%, Due 3/13/2015	375	378
0.625%, Due 12/5/2016	1,595	1,588
Simon Property Group LP,
6.125%, Due 5/30/2018E	895	1,087
10.35%, Due 4/1/2019E	375	540
Societe Generale S.A.,
2.20%, Due 9/14/2013B	450	453
1.355%, Due 4/11/2014B C	900	901
State Street Corp., 2.875%, Due 3/7/2016	1,200	1,278
SunTrust Banks, Inc., 3.50%, Due 1/20/2017	985	1,052
Svenska Handelsbanken AB, 2.875%, Due 4/4/2017	800	844
UBS AG, 5.875%, Due 12/20/2017	2,000	2,374
US Bancorp, 1.65%, Due 5/15/2017	795	804
Wachovia Corp.,
0.674%, Due 10/15/2016C	750	739
5.75%, Due 2/1/2018	3,075	3,669
Willis North America, Inc., 6.20%, Due 3/28/2017	455	518

		75,402

Industrials - 21.02%
ABB Finance USA, Inc., 2.875%, Due 5/8/2022	410	411
AbbVie, Inc.,
1.20%, Due 11/6/2015B	570	573
2.90%, Due 11/6/2022B	815	806
Altera Corp., 1.75%, Due 5/15/2017	280	285
Altria Group, Inc.,

	Par Amount	Fair Value
	(000’s)	(000’s)
9.70%, Due 11/10/2018	$127	$175
4.75%, Due 5/5/2021	390	434
America Movil SAB de CV, 6.375%, Due 3/1/2035	375	472
American Honda Finance Corp.,
4.625%, Due 4/2/2013B	250	252
2.125%, Due 2/28/2017B	1,000	1,030
3.875%, Due 9/21/2020B	500	544
Analog Devices, Inc., 3.00%, Due 4/15/2016	460	488
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, Due 4/15/2020	380	449
8.00%, Due 11/15/2039	175	274
Apache Corp., 5.10%, Due 9/1/2040	200	218
Applied Materials, Inc., 2.65%, Due 6/15/2016	545	574
AT&T, Inc.,
0.80%, Due 12/1/2015	910	910
5.50%, Due 2/1/2018	975	1,146
5.35%, Due 9/1/2040	508	557
5.55%, Due 8/15/2041	1,000	1,129
4.35%, Due 6/15/2045B	448	423
Baxter International, Inc., 1.85%, Due 1/15/2017	410	420
Becton Dickinson and Co., 3.25%, Due 11/12/2020	650	688
BHP Billiton Finance USA Ltd., 1.625%, Due 2/24/2017	435	441
Burlington Northern Santa Fe LLC,
5.75%, Due 3/15/2018A	600	720
7.95%, Due 8/15/2030A	375	518
5.75%, Due 5/1/2040A	190	227
Cameron International Corp., 6.375%, Due 7/15/2018	370	449
Canadian National Railway Co., 5.55%, Due 5/15/2018	400	475
Canadian Natural Resources Ltd.,
3.45%, Due 11/15/2021	555	585
6.25%, Due 3/15/2038	360	447
Caterpillar Financial Services Corp.,
1.10%, Due 5/29/2015	535	541
2.75%, Due 6/24/2015	380	398
1.625%, Due 6/1/2017	740	751
CBS Corp., 3.375%, Due 3/1/2022	1,000	1,014
Cellco Partnership, 8.50%, Due 11/15/2018	485	657
Coca-Cola Co., 0.75%, Due 11/15/2013	605	607
Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013	128	129
Comcast Corp.,
5.875%, Due 2/15/2018	1,090	1,297
6.55%, Due 7/1/2039	800	1,006
ConAgra Foods, Inc., 3.20%, Due 1/25/2023	420	421
Cooper US, Inc.,
6.10%, Due 7/1/2017	600	710
3.875%, Due 12/15/2020	480	512
Covidien International Finance S.A., 2.80%, Due 6/15/2015	845	888
CSX Corp., 5.50%, Due 4/15/2041	425	482
CVS Caremark Corp., 3.25%, Due 5/18/2015	190	201
Daimler Finance North America LLC,
3.00%, Due 3/28/2016A B	190	198
2.95%, Due 1/11/2017A B	2,400	2,502
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042B	850	872
Diageo Capital plc, 1.50%, Due 5/11/2017	380	383
DIRECTV Holdings LLC,
2.40%, Due 3/15/2017A	485	495

	Par Amount	Fair Value
	(000’s)	(000’s)
6.35%, Due 3/15/2040A	$295	$329
Dow Chemical Co.,
7.60%, Due 5/15/2014	189	205
4.25%, Due 11/15/2020	255	279
4.125%, Due 11/15/2021	400	432
Eaton Corp plc, 5.60%, Due 5/15/2018	380	446
eBay, Inc., 1.35%, Due 7/15/2017	515	517
EOG Resources, Inc., 2.50%, Due 2/1/2016	425	444
Express Scripts, Inc., 6.25%, Due 6/15/2014	585	628
Ford Motor Credit Co. LLC,
4.25%, Due 2/3/2017A	700	746
5.875%, Due 8/2/2021A	600	682
France Telecom S.A.,
4.375%, Due 7/8/2014	385	404
2.125%, Due 9/16/2015	225	231
Genzyme Corp., 5.00%, Due 6/15/2020	235	278
Gilead Sciences, Inc., 2.40%, Due 12/1/2014	875	902
GlaxoSmithKline Capital plc, 1.50%, Due 5/8/2017	900	908
Halliburton Co., 3.25%, Due 11/15/2021	580	611
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	425	428
4.05%, Due 9/15/2022	350	340
Humana, Inc., 3.15%, Due 12/1/2022	510	498
Husky Energy, Inc.,
5.90%, Due 6/15/2014	500	535
3.95%, Due 4/15/2022	690	728
Intel Corp.,
1.35%, Due 12/15/2017	600	598
3.30%, Due 10/1/2021	515	536
John Deere Capital Corp., 0.95%, Due 6/29/2015	325	328
Johnson Controls, Inc.,
1.75%, Due 3/1/2014	1,275	1,291
5.00%, Due 3/30/2020	480	543
Kellogg Co.,
4.25%, Due 3/6/2013	250	251
1.875%, Due 11/17/2016	200	205
Koninklijke Philips Electronics N.V., 5.75%, Due 3/11/2018	955	1,143
Kraft Foods Group, Inc., 1.625%, Due 6/4/2015	295	300
Lorillard Tobacco Co., 8.125%, Due 6/23/2019	255	325
Marathon Oil Corp., 6.00%, Due 10/1/2017	475	568
McKesson Corp., 3.25%, Due 3/1/2016	200	214
Medtronic, Inc., 3.00%, Due 3/15/2015	1,580	1,656
Molson Coors Brewing Co., 3.50%, Due 5/1/2022	140	145
Norfolk Southern Corp., 5.75%, Due 4/1/2018	300	357
Northrop Grumman Corp., 5.05%, Due 8/1/2019	200	232
Novartis Capital Corp., 2.90%, Due 4/24/2015	980	1,029
ONEOK Partners LP, 6.125%, Due 2/1/2041E	800	946
Oracle Corp., 1.20%, Due 10/15/2017	720	718
PepsiCo, Inc., 2.50%, Due 5/10/2016	805	845
Precision Castparts Corp., 0.70%, Due 12/20/2015	455	455
Pride International, Inc., 6.875%, Due 8/15/2020	460	574
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	225	245
Rio Tinto Finance USA Ltd., 2.50%, Due 5/20/2016	640	669
Rogers Communications, Inc., 5.50%, Due 3/15/2014	755	795
SABMiller Holdings, Inc.,
3.75%, Due 1/15/2022B	2,000	2,123

	Par Amount	Fair Value
	(000’s)	(000’s)
4.95%, Due 1/15/2042B	$400	$442
Sanofi,
1.625%, Due 3/28/2014	1,115	1,131
4.00%, Due 3/29/2021	320	355
Shell International Finance BV, 0.625%, Due 12/4/2015	1,535	1,539
St Jude Medical, Inc., 2.50%, Due 1/15/2016	645	667
Teck Resources Ltd., 6.00%, Due 8/15/2040	355	394
Teva Pharmaceutical Finance II, 3.00%, Due 6/15/2015	735	772
The Williams Cos., Inc., 3.70%, Due 1/15/2023	310	305
Thomson Reuters Corp., 4.70%, Due 10/15/2019	225	255
Time Warner Cable, Inc.,
5.85%, Due 5/1/2017	1,300	1,516
6.75%, Due 7/1/2018	540	669
4.50%, Due 9/15/2042	500	465
Time Warner, Inc.,
4.875%, Due 3/15/2020	1,090	1,249
4.75%, Due 3/29/2021	350	396
Toyota Motor Credit Corp., 2.05%, Due 1/12/2017	1,190	1,226
Tyco Electronics Group S.A.,
1.60%, Due 2/3/2015	575	583
6.55%, Due 10/1/2017	550	657
United Parcel Service, Inc., 1.125%, Due 10/1/2017	285	284
United Technologies Corp.,
1.80%, Due 6/1/2017	1,130	1,154
6.125%, Due 7/15/2038	600	778
UnitedHealth Group, Inc.,
5.375%, Due 3/15/2016	430	487
3.875%, Due 10/15/2020	425	463
3.95%, Due 10/15/2042	290	272
Valero Energy Corp., 9.375%, Due 3/15/2019	170	233
Verizon Communications, Inc.,
1.95%, Due 3/28/2014	890	905
5.50%, Due 4/1/2017	500	584
4.60%, Due 4/1/2021	780	886
3.50%, Due 11/1/2021	350	368
6.90%, Due 4/15/2038	500	670
Viacom, Inc., 4.50%, Due 2/27/2042	500	476
Vodafone Group plc,
1.625%, Due 3/20/2017	815	825
6.15%, Due 2/27/2037	760	974
Volkswagen International Finance N.V., 1.625%, Due 3/22/2015B	850	860
Walgreen Co., 3.10%, Due 9/15/2022	300	299
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	400	574
WellPoint, Inc., 4.35%, Due 8/15/2020	945	1,031
Xerox Corp.,
5.65%, Due 5/15/2013	50	51
8.25%, Due 5/15/2014	190	206
2.95%, Due 3/15/2017	175	178

		83,025

Utilities - 4.88%
Chevron Corp., 2.355%, Due 12/5/2022	705	691
Columbus Southern Power Co., 5.50%, Due 3/1/2013	640	642
Commonwealth Edison Co., 4.00%, Due 8/1/2020	190	212
Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039	350	428
Devon Energy Corp., 4.75%, Due 5/15/2042	400	398
Duke Energy Indiana, Inc., 6.05%, Due 6/15/2016	450	515

	Par Amount	Fair Value
	(000’s)	(000’s)
EDF S.A., 4.60%, Due 1/27/2020B	$580	$643
Energy Transfer Partners LP,
8.50%, Due 4/15/2014E	485	526
9.00%, Due 4/15/2019E	525	691
Enterprise Products Operating LLC,
5.65%, Due 4/1/2013A	555	559
6.125%, Due 10/15/2039A	615	721
Exelon Generation Co. LLC,
5.20%, Due 10/1/2019A	500	566
6.25%, Due 10/1/2039A	365	417
FirstEnergy Solutions Corp., 4.80%, Due 2/15/2015	175	188
Georgia Power Co., 4.30%, Due 3/15/2042	290	298
MidAmerican Energy Holdings Co., 6.125%, Due 4/1/2036	1,000	1,242
National Rural Utilities Cooperative Finance Corp.,
1.125%, Due 11/1/2013	465	468
5.45%, Due 4/10/2017	500	582
Pacific Gas & Electric Co., 6.25%, Due 12/1/2013	150	157
Phillips 66,
1.95%, Due 3/5/2015	380	388
4.30%, Due 4/1/2022	750	822
Progress Energy, Inc.,
4.875%, Due 12/1/2019	450	517
4.40%, Due 1/15/2021	1,000	1,103
Sempra Energy, 6.50%, Due 6/1/2016	565	660
Southern Co., 1.95%, Due 9/1/2016	380	392
Southwestern Electric Power Co., 3.55%, Due 2/15/2022	800	827
Spectra Energy Capital LLC,
5.668%, Due 8/15/2014A	320	342
5.65%, Due 3/1/2020A	595	695
Spectra Energy Partners LP, 4.60%, Due 6/15/2021E	235	248
TransCanada PipeLines Ltd.,
7.625%, Due 1/15/2039	395	579
6.10%, Due 6/1/2040	290	373
Union Electric Co., 6.70%, Due 2/1/2019	510	637
Westar Energy, Inc., 6.00%, Due 7/1/2014	200	213
Xcel Energy, Inc., 5.613%, Due 4/1/2017	1,321	1,532

		19,272

Total Corporate Obligations (Cost $166,904)		177,699

FOREIGN GOVERNMENT OBLIGATIONS - 0.49%
Agency - 0.49%
Petrobras International Finance Co.,
3.875%, Due 1/27/2016	300	314
3.50%, Due 2/6/2017	340	349
5.375%, Due 1/27/2021	500	548
6.875%, Due 1/20/2040	245	290
Petroleos Mexicanos, 6.00%, Due 3/5/2020	375	441

Total Foreign Government Obligations (Cost $1,809)		1,942

ASSET-BACKED OBLIGATIONS - 2.47%
Ally Master Owner Trust,
0.856%, Due 6/15/2015, 2011-5 AC	750	751
1.21%, Due 6/15/2017, 2012 3 A2	3,500	3,529
CNH Equipment Trust,
1.17%, Due 5/15/2015, 2010-C A3	163	164
2.04%, Due 10/17/2016, 2011-A A4	470	482

	Par Amount	Fair Value
	(000’s)	(000’s)
0.94%, Due 5/15/2017, 2012 A A3	$830	$835
Hyundai Auto Receivables Trust, 3.15%, Due 3/15/2016, 2009-A A4	146	148
Nissan Auto Lease Trust, 0.58%, Due 11/16/2015, 2012 B A3	1,155	1,157
Nissan Master Owner Trust Receivables, 0.676%, Due 5/15/2017, 2012 A AC	1,700	1,707
Volkswagen Auto Loan Enhanced Trust, 0.87%, Due 7/20/2015, 2012 A A3	985	990

Total Asset-Backed Obligations (Cost $9,707)		9,763

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.24%
Banc of America Commercial Mortgage Trust,
5.317%, Due 9/10/2047, 2006-5 A2	279	279
5.634%, Due 4/10/2049, 2007-2 A2	133	135
Bear Stearns Commercial Mortgage Securities,
5.201%, Due 12/11/2038, 2006-PW14 A4	790	896
5.54%, Due 9/11/2041, 2006-PW13 A4	1,285	1,461
4.831%, Due 7/11/2042, 2004-PWR5 A4	405	411
GS Mortgage Securities Corp II,
4.607%, Due 7/10/2039, 2005-GG4 A3	13	13
3.679%, Due 8/10/2043, 2010-C1 A1B	518	558
3.849%, Due 12/10/2043, 2010-C2 A1B	758	820
3.645%, Due 3/10/2044, 2011-GC3 A2B	750	809
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	183	185
3.853%, Due 6/15/2043, 2010-C1 A1B	709	753
4.388%, Due 2/15/2046, 2011-C3 A3B	800	901
4.625%, Due 3/15/2046, 2005-LDP1 A2	142	142
5.726%, Due 2/12/2049, 2007-CB19 A4	550	639
5.629%, Due 2/12/2051, 2007-CB20 A2	100	100
LB-UBS Commercial Mortgage Trust, 5.424%, Due 2/15/2040, 2007-C1 A4	550	631
Wachovia Bank Commercial Mortgage Trust, 5.734%, Due 6/15/2049, 2007-C32 A2	126	129

Total Non-Agency Mortgage-Backed Obligations (Cost $7,964)		8,862

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 29.45%
Federal Home Loan Mortgage Corporation - 6.59%
4.50%, Due 3/1/2019	136	145
5.00%, Due 10/1/2020	333	358
5.00%, Due 8/1/2033	207	224
5.50%, Due 2/1/2034	269	292
6.00%, Due 8/1/2034	140	154
5.00%, Due 8/1/2035	132	142
5.00%, Due 9/1/2035	331	358
5.50%, Due 4/1/2037	185	200
5.00%, Due 3/1/2038	226	243
5.50%, Due 5/1/2038	320	346
5.50%, Due 6/1/2038	206	222
4.00%, Due 10/1/2039	4,021	4,263
5.00%, Due 4/1/2040	2,701	2,954
4.50%, Due 8/1/2040	1,960	2,093
0.606%, Due 12/15/2040C	1,315	1,319
4.00%, Due 1/1/2041	1,189	1,261
4.50%, Due 2/1/2041	932	997
3.50%, Due 3/1/2042	914	965
3.50%, Due 6/1/2042	4,410	4,649
3.00%, Due 8/1/2042	4,691	4,827

		26,012

	Par Amount	Fair Value
	(000’s)	(000’s)
Federal National Mortgage Association - 14.63%
6.50%, Due 2/1/2017	$55	$59
5.00%, Due 12/1/2017	180	195
4.50%, Due 9/1/2018	387	416
4.00%, Due 8/1/2020	83	89
4.50%, Due 3/1/2025	1,812	1,975
4.50%, Due 5/1/2025	89	96
4.50%, Due 6/1/2025	1,287	1,386
3.50%, Due 1/1/2026	370	391
4.00%, Due 5/1/2026	279	298
5.00%, Due 3/1/2034	277	301
5.50%, Due 6/1/2034	164	179
4.50%, Due 9/1/2034	87	93
5.50%, Due 2/1/2035	312	343
5.00%, Due 5/1/2035	4,127	4,478
5.00%, Due 11/1/2035	294	318
5.50%, Due 12/1/2035	200	218
5.00%, Due 2/1/2036	217	235
5.50%, Due 4/1/2036	468	510
6.00%, Due 9/1/2036	93	102
6.50%, Due 12/1/2036	206	230
5.50%, Due 2/1/2037	254	276
6.00%, Due 9/1/2037	241	263
6.00%, Due 1/1/2038	391	428
5.50%, Due 3/1/2038	514	568
5.00%, Due 4/1/2038	231	249
5.50%, Due 6/1/2038	175	190
4.50%, Due 1/1/2040	1,897	2,036
5.00%, Due 5/1/2040	2,375	2,605
4.50%, Due 8/1/2040	1,312	1,412
4.00%, Due 9/1/2040	1,181	1,256
4.00%, Due 12/1/2040	4,835	5,195
4.00%, Due 1/1/2041	1,391	1,480
5.00%, Due 1/1/2041	1,565	1,717
4.00%, Due 2/1/2041	3,607	3,920
4.50%, Due 4/1/2041	6,040	6,617
4.50%, Due 5/1/2041	1,581	1,736
4.50%, Due 8/1/2041	1,680	1,840
4.00%, Due 9/1/2041	3,266	3,475
4.00%, Due 10/1/2041	2,962	3,182
4.50%, Due 10/1/2041	1,249	1,367
4.00%, Due 11/1/2041	964	1,036
3.50%, Due 2/1/2042	2,535	2,696
4.00%, Due 4/1/2042	761	829
3.50%, Due 9/1/2042	1,043	1,102
4.00%, Due 11/1/2042	408	438

		57,825

Government National Mortgage Association - 6.96%
6.50%, Due 3/15/2028	164	186
6.00%, Due 4/15/2031	193	218
5.50%, Due 2/20/2034	218	241
2.012%, Due 7/16/2035, 2011-144 AB	1,937	1,978
1.692%, Due 11/16/2035, 2010-148 A	304	307
2.174%, Due 7/16/2038, 2011-147 A	2,922	3,005
6.00%, Due 10/15/2038	825	927
2.989%, Due 3/16/2039, 2010-71 AC	448	458

	Par Amount	Fair Value
	(000’s)	(000’s)
5.50%, Due 2/15/2040	$661	$722
4.50%, Due 10/20/2040	1,218	1,348
2.17%, Due 4/16/2041, 2012 44 A	5,913	6,134
5.00%, Due 9/20/2041	833	921
1.732%, Due 5/16/2042, 2012 70 A	3,454	3,521
2.70%, Due 4/16/2043, 2011-109 AB	2,657	2,773
2.543%, Due 9/16/2044, 2011-96 AC	1,786	1,856
3.20%, Due 11/16/2044, 2011-92 B	2,700	2,893

		27,488

National Credit Union Administration - 1.27%
0.607%, Due 3/11/2020, 2011 R3 1AC	2,909	2,926
0.658%, Due 10/7/2020, 2010 R1 1AC	2,069	2,075

		5,001

Total U.S. Agency Mortgage-Backed Obligations (Cost $113,605)		116,326

U.S. TREASURY OBLIGATIONS - 18.15%
U.S. Treasury Bonds - 7.98%
3.625%, Due 2/15/2020	500	576
2.125%, Due 8/15/2021	1,200	1,238
2.00%, Due 11/15/2021	9,400	9,569
2.00%, Due 2/15/2022	4,580	4,645
6.25%, Due 8/15/2023	1,400	1,965
6.875%, Due 8/15/2025	770	1,157
5.25%, Due 11/15/2028	750	1,005
4.75%, Due 2/15/2037	800	1,050
4.50%, Due 8/15/2039	1,010	1,285
3.125%, Due 11/15/2041	7,020	7,018
3.125%, Due 2/15/2042	2,000	1,997

		31,505

U.S. Treasury Notes - 10.17%
2.625%, Due 7/31/2014	2,500	2,590
2.125%, Due 11/30/2014	4,500	4,653
2.50%, Due 3/31/2015	4,000	4,191
0.25%, Due 12/15/2015	4,000	3,984
2.00%, Due 4/30/2016	4,915	5,157
3.125%, Due 10/31/2016	4,400	4,814
0.875%, Due 1/31/2017	10,615	10,710
1.50%, Due 8/31/2018	4,000	4,104

		40,203

Total U.S. Treasury Obligations (Cost $70,950)		71,708

	Shares
SHORT-TERM INVESTMENTS - 1.98% (Cost $7,813)
JPMorgan U.S. Government Money Market Fund, Capital Class	7,812,894	7,813

TOTAL INVESTMENTS - 99.77% (Cost $378,752)		394,113
OTHER ASSETS, NET OF LIABILITIES - 0.23%		895

TOTAL NET ASSETS - 100.00%		$395,008

Percentages are stated as a percent of net assets.

A	Limited Liability Company.
B

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $21,348 or 5.41% of net assets. The Fund has no right to demand registration of these securities.

C	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
D	REIT - Real Estate Investment Trust.
E	Limited Partnership.

American Beacon Short-Term Bond Fund

January 31, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 50.75%
Financials - 25.91%
ABN Amro Bank N.V., 2.072%, Due 1/30/2014A B	$2,000	$2,025
ABN AMRO Bank N.V., 1.375%, Due 1/22/2016B	1,000	999
American Express Co., 7.25%, Due 5/20/2014	1,000	1,083
American International Group, Inc.,
3.65%, Due 1/15/2014	2,000	2,056
4.25%, Due 9/15/2014	600	632
Bank of America Corp.,
1.722%, Due 1/30/2014A	2,000	2,019
0.638%, Due 9/15/2014A	1,290	1,282
Citigroup, Inc.,
1.238%, Due 4/1/2014A	19	19
0.593%, Due 11/5/2014A	2,573	2,554
Danske Bank A/S, 1.355%, Due 4/14/2014A B	3,000	3,018
Dexia Credit Local, 0.711%, Due 3/5/2013A B	3,000	2,998
Goldman Sachs Group, Inc.,
4.75%, Due 7/15/2013	2,000	2,037
5.125%, Due 1/15/2015	1,000	1,073
0.702%, Due 7/22/2015A	1,000	986
HSBC Finance Corp., 0.554%, Due 1/15/2014A	2,050	2,048
ING Bank N.V., 1.711%, Due 6/9/2014A B	3,000	3,038
Lloyds TSB Bank plc, 2.652%, Due 1/24/2014A	2,000	2,036
MetLife Institutional Funding II, 1.205%, Due 4/4/2014A B	3,000	3,025
Monumental Global Funding III, 0.504%, Due 1/15/2014A B	1,000	1,000
Morgan Stanley, 0.784%, Due 10/15/2015A	3,000	2,932
Prudential Financial, Inc., 4.50%, Due 7/15/2013	1,000	1,018
Societe Generale S.A., 1.355%, Due 4/11/2014A B	2,000	2,003
Svenska Handelsbanken AB, 4.875%, Due 6/10/2014B	1,500	1,580
Wachovia Bank NA, 0.693%, Due 11/3/2014A	779	777

		42,238

Industrials - 23.12%
AbbVie, Inc., 1.20%, Due 11/6/2015B	5,000	5,025
American Honda Finance Corp.,
1.45%, Due 2/27/2015B	2,000	2,027
1.00%, Due 8/11/2015B	2,000	2,010
Burlington Northern Santa Fe Corp., 4.875%, Due 1/15/2015	1,000	1,077
Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013	1,365	1,377
Daimler Finance North America LLC,
0.92%, Due 3/28/2014A B C	2,000	2,005
2.30%, Due 1/9/2015B C	1,000	1,023
EOG Resources Canada, Inc., 4.75%, Due 3/15/2014B	1,000	1,047
Ford Motor Credit Co. LLC, 4.25%, Due 2/3/2017C	1,000	1,066
France Telecom S.A., 4.375%, Due 7/8/2014	1,000	1,049
General Mills, Inc., 5.25%, Due 8/15/2013	1,000	1,025
Hewlett-Packard Co.,
4.50%, Due 3/1/2013A	1,000	1,003
0.711%, Due 5/30/2014A	1,000	990
Johnson Controls, Inc., 1.75%, Due 3/1/2014	500	507
Kellogg Co., 1.125%, Due 5/15/2015	2,000	2,021
McKesson Corp., 0.95%, Due 12/4/2015	1,000	1,003
Nissan Motor Acceptance Corp., 4.50%, Due 1/30/2015B	1,000	1,069
Quest Diagnostics, Inc., 1.16%, Due 3/24/2014A	1,000	1,006
SABMiller Holdings, Inc., 1.85%, Due 1/15/2015B	1,000	1,018
SABMiller plc, 6.50%, Due 7/1/2016B	1,725	2,011

	Par Amount	Fair Value
	(000’s)	(000’s)
Telefonica Emisiones SAU, 0.643%, Due 2/4/2013A	$1,000	$1,000
Viacom, Inc., 1.25%, Due 2/27/2015	2,000	2,018
Volkswagen International Finance N.V.,
0.918%, Due 4/1/2014A B	2,000	2,006
1.15%, Due 11/20/2015B	3,000	3,011
Xerox Corp., 5.65%, Due 5/15/2013	300	304

		37,698

Utilities - 1.72%
DTE Energy Co., 1.011%, Due 6/3/2013A	1,000	1,001
EDF S.A., 5.50%, Due 1/26/2014B	1,000	1,046
Pacific Gas & Electric Co., 6.25%, Due 12/1/2013	730	763

		2,810

Total Corporate Obligations (Cost $82,910)		82,746

ASSET-BACKED OBLIGATIONS - 14.48%
Ally Master Owner Trust,
0.836%, Due 5/15/2016, 2011-3 A1A	2,000	2,009
1.006%, Due 9/15/2016, 2011-4 A1A	4,000	4,030
BMW Vehicle Lease Trust, 0.75%, Due 2/20/2015, 2012-1 A3	2,250	2,257
Ford Credit Auto Owner Trust, 0.84%, Due 8/15/2016, 2012-1A A3	2,000	2,009
Ford Credit Floorplan Master Owner Trust,
0.806%, Due 2/15/2016, 2011-1 A2A	2,000	2,009
0.85%, Due 1/15/2018,	1,000	997
GE Dealer Floorplan Master Note Trust, 0.805%, Due 7/20/2016, 2011-1 AA	2,500	2,514
GE Equipment Small Ticket LLC, 1.45%, Due 1/21/2018, 2011-1A A3B C	826	830
GE Equipment Transportation LLC,
1.00%, Due 10/20/2014, 2011-1 A3C	1,429	1,432
0.62%, Due 7/25/2016, 2012-2 A3C	2,500	2,501
Volkswagen Auto Loan Enhanced Trust,
0.87%, Due 7/20/2015, 2012 A A3	1,000	1,005
0.85%, Due 8/22/2016, 2012-1 A3	2,000	2,010

Total Asset-Backed Obligations (Cost $23,504)		23,603

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.63%
Banc of America Commercial Mortgage Trust, 5.634%, Due 4/10/2049, 2007-2 A2	125	127
GS Mortgage Securities Corp II, 2.716%, Due 2/10/2021, 2011-ALF AB	1,500	1,523
JP Morgan Chase Commercial Mortgage Securities Corp., 3.853%, Due 6/15/2043, 2010-C1 A1B	946	1,004

Total Non-Agency Mortgage-Backed Obligations (Cost $2,580)		2,654

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 27.69%
Government National Mortgage Association - 19.53%
1.864%, Due 8/16/2031 2010-141 A	2,986	3,021
2.239%, Due 12/16/2031 2009-115 IO	2,357	2,394
2.45%, Due 7/16/2032 2011-109 A	3,143	3,205
2.25%, Due 5/16/2033 2011-92 A	2,963	3,012
2.25%, Due 8/16/2034 2011-78 A	2,264	2,308
2.21%, Due 11/16/2034 2011-16 A	2,831	2,882
1.692%, Due 11/16/2035 2010-148 A	2,027	2,045
2.21%, Due 12/16/2035 2011-31 A	2,858	2,922
2.782%, Due 6/16/2036 2010-13 AD	1,725	1,781
3.069%, Due 6/16/2036 2010-52 A	1,489	1,541
2.161%, Due 11/16/2036 2011-96 AB	2,139	2,182
2.45%, Due 7/16/2038 2011-49 A	2,712	2,790
2.989%, Due 3/16/2039 2010-71 AC	779	797
3.210%, Due 10/16/2039 2010-22 AB	949	982

		31,862

	Par Amount	Fair Value
	(000’s)	(000’s)
National Credit Union Administration - 8.16%
0.658%, Due 1/8/2020 2011 R1 1AA	$5,585	$5,597
0.658%, Due 2/6/2020 2011 R2 1AA	1,476	1,479
0.607%, Due 3/11/2020 2011 R3 1AA	5,767	5,801
1.84%, Due 10/7/2020 2010-R1 2A	409	416

		13,293

Total U.S. Agency Mortgage-Backed Obligations (Cost $44,856)		45,155

U.S. TREASURY OBLIGATIONS - 3.11% (Cost 5,088)
U.S. Treasury Note, 1.00%, Due 10/31/2016	5,000	5,077

	Shares
SHORT-TERM INVESTMENTS - 2.17% (Cost $3,536)
JPMorgan U.S. Government Money Market Fund, Capital Class	3,536,344	3,536

TOTAL INVESTMENTS - 99.83% (Cost $162,474)		162,771
OTHER ASSETS, NET OF LIABILITIES - 0.17%		277

TOTAL NET ASSETS - 100.00%		$163,048

Percentages are stated as a percent of net assets.

A	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
B

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $46,341 or 28.42% of net assets. The Fund has no right to demand registration of these securities.

C	Limited Liability Company.

AMERICAN BEACON FUNDS

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and International Financial Reporting Standards (“IFRSs”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

Management has evaluated the implications of these changes and determined that the impact will only affect the disclosure requirements related to the financial statements.

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

For valuation purposes, the last quoted price of non U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. GAAP also requires all transfers between any levels to be disclosed. The end of the period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. As of January 31, 2013, there were no transfers into or out of any level. As of January 31, 2013, the investments were classified as described below (in thousands):

Balanced Fund	Level 1	Level 2	Level 3	Total
Common Stock	$438,573	$—	$—	$438,573
Preferred Stock	1,767	—	—	1,767
Corporate Obligations	—	105,474	—	105,474
Foreign Government Obligations	—	866	—	866
Non-Agency Mortgage-Backed Obligations	—	6,427	—	6,427
Asset-Backed Obligations	—	1,968	—	1,968
U.S. Agency Mortgage-Backed Obligations	—	75,989	—	75,989
U.S. Treasury Obligations	—	45,470	—	45,470
Municipal Obligations	—	2,199	—	2,199
Short-Term Investments - Money Markets	31,330	8,676	—	40,006

Total Investments in Securities	$471,670	$247,069	$—	$718,739

Futures Contracts	$919	$—	$—	$919

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stock	$8,288,383	$—	$—	$8,288,383
Preferred Stock	31,169	—		31,169
Short-Term Investments - Money Markets	300,880	—	—	300,880

Total Investments in Securities	$8,620,432	$—	$—	$8,620,432

Futures Contracts	$9,726	$—	$—	$9,726

Mid-Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stock	$120,444	$—	$—	$120,444
Short-Term Investments - Money Markets	7,680	—	—	7,680

Total Investments in Securities	$128,124	$—	$—	$128,124

Futures Contracts	$196	$—	$—	$196

Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stock	$3,622,302	$—	$—	$3,622,302
Security Lending Collateral invested in Money Market Funds	192,023	—	—	192,023
Short-Term Investments - Money Markets	202,098	—	—	202,098

Total Investments in Securities	$4,016,423	$—	$—	$4,016,423

Futures Contracts	$9,245	$—	$—	$9,245

Small Cap Value II	Level 1	Level 2	Level 3	Total
Common Stock	$3,557	$—	$—	$3,557
Short-Term Investments - Money Markets	206	—	—	206

Total Investments in Securities	$3,763	$—	$—	$3,763

Futures Contracts	$10	$—	$—	$10

International Equity	Level 1	Level 2	Level 3	Total
Foreign Preferred Stocks	$1,981	$—	$—	$1,981
Foreign Common Stocks	1,517,400	—	—	1,517,400
Securities Lending Collateral invested in Money Market Funds	16,778	—	—	16,778
Short-Term Investments - Money Markets	90,865	—	—	90,865

Total Investments in Securities	$1,627,024	$—	$—	$1,627,024

Financial Derivative Instruments - Assets*
Futures Contracts	$4,128	—	—	$4,128
Foreign Currency Contracts	1,488	—	—	1,488

	$5,616	$—	$—	$5,616

Financial Derivative Instruments - Liabilities*
Futures Contracts	$(74)	—	—	$74)
Foreign Currency Contracts	(2,799)	—	—	(2,799)

	$(2,873)	$—	$—	$(2,873)

Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Foreign Preferred Stocks	$3,787	$—	$—	$3,787
Foreign Common Stocks	105,273	—	—	105,273
U.S. Common Stocks	767	—	—	767
Short-Term Investments - Money Markets	8,397	—	—	8,397

Total Investments in Securities	$118,224	$—	$—	$118,224

Financial Derivative Instruments - Assets*
Futures Contracts	$57	—	—	$57
Foreign Currency Contracts	3	—	—	3

	$60	$—	$—	$60

High Yield Bond	Level 1	Level 2	Level 3	Total
Common Stocks	$201	$16	$—	$217
Rights and Warrants	381	—	—	381
Convertible Preferred	746	—	—	746
Preferred Stocks	1,015	—	—	1,015
Convertible Obligations	—	1,448	—	1,448
Corporate Obligations	—	147,575	—	147,575
Short-Term Investments - Money Markets	8,199	—	—	8,199

Total Investments in Securities	$10,542	$149,039	$—	$159,581

Retirement Income and Appreciation Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$8,108	$—	$—	$8,108
Convertible Preferred	655	—	—	655
Preferred Stocks	3,906	460	—	4,366
Corporate Obligations	—	63,348	—	63,348
Convertible Obligations	—	12,931	—	12,931
Foreign Government Obligations	—	562	—	562
Asset-Backed Obligations	—	3,570	—	3,570
Non-Agency Mortgage-Backed Obligations	—	4,337	—	4,337
U.S. Agency Mortgage-Backed Obligations	—	34,403	—	34,403
U.S. Treasury Obligations	—	15,242	—	15,242
Short-Term Investments - Money Markets	1,462	—	—	1,462

Total Investments in Securities	$14,131	$134,853	$—	$148,984

Intermediate Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$177,699	$—	$177,699
Foreign Government Obligations	—	1,942	—	1,942
Asset-Backed Obligations	—	9,763	—	9,763
Non-Agency Mortgage-Backed Obligations	—	8,862	—	8,862
U.S. Agency Mortgage-Backed Obligations	—	116,326	—	116,326
U.S. Treasury Obligations	—	71,708	—	71,708
Short-Term Investments - Money Markets	7,813	—	—	7,813

Total Investments in Securities	$7,813	$386,300	$—	$394,113

Short-Term Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$82,746	$—	$82,746
Asset-Backed Obligations	—	23,603	—	23,603
Non-Agency Mortgage-Backed Obligations	—	2,654	—	2,654
U.S. Agency Mortgage-Backed Obligations	—	45,155	—	45,155
U.S. Treasury Obligations	—	5,077	—	5,077
Short-Term Investments - Money Markets	3,536	—	—	3,536

Total Investments in Securities	$3,536	$159,235	$—	$162,771

*	Financial derivative instruments may include open futures contracts and foreign currency contracts.

For the Emerging Markets and International Equity Funds for the period October 31, 2012 through January 31, 2013, common stock with a value of $106,040 and $1,517,400, respectively was transferred between Level 1 and Level 2 as the end of the period in accordance with fair value procedures established by the Board. Of the total investments at January 31, 2013, for the Emerging Markets and International Equity Funds $106,040 or 89.7% and $1,517,400 or 93.3%, respectively, were valued at fair value based on procedures established by the Board.

Payment In-Kind Securities

Certain Funds may invest in payment in-kind securities. Payment in-kind securities give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statements of Assets and Liabilities.

Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended January 31, 2013 are disclosed in the Notes to the Schedules of Investments.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Securities Lending

The Small Cap Value and International Equity Funds may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 78%, 12% and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company, by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treaded as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended January 31, 2013 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Cost of Investments for Federal Income Tax Purposes

As of January 31, 2013, the cost of investments for federal income tax purposes was as follows (in thousands):

	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Balanced	$644,019	$100,192	$(25,472)	$74,720
Large Cap Value	7,640,373	1,469,420	(489,361)	980,059
Mid-Cap Value	115,810	13,971	(1,657)	12,314
Small Cap Value	3,372,927	742,547	(99,051)	643,496
Small Cap Value II	3,347	479	(63)	416
International Equity	1,366,670	308,180	(47,826)	260,354
Emerging Markets	118,116	14,701	(14,593)	108
High Yield Bond	154,728	8,933	(4,080)	4,853
Retirement Income and Appreciation	138,120	11,309	(445)	10,864
Intermediate Bond	378,784	16,062	(733)	15,329
Short-Term Bond	162,474	1,125	(828)	297

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carry-forwards. Under the RIC MOD, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carry-forwards may be more likely to expire unused. Additionally, post-enactment capital loss carry-forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Finally, the RIC MOD contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the RIC MOD is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive office and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: March 28, 2013

By:	/s/ Melinda G. Heika
Melinda G. Heika
Chief Financial Officer and Treasurer

Date: March 28, 2013